UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.9%
Domestic Equity Investment Companies - 50.2%

VALIC Co. I Blue Chip Growth Fund	731,032	$6,411,151
VALIC Co. I Science & Technology Fund	435,693	5,633,510
VALIC Co. I Small Cap Special Values Fund	895,508	7,235,707
VALIC Co. I Stock Index Fund	551,088	12,085,353
VALIC Co. I Value Fund	642,250	5,317,830
VALIC Co. II Capital Appreciation Fund	707,634	5,922,896
VALIC Co. II Mid Cap Value Fund	564,783	8,059,449
VALIC Co. II Small Cap Growth Fund†	225,269	2,495,979
VALIC Co. II Small Cap Value Fund	526,009	6,038,588

Total Domestic Equity Investment Companies
(cost $50,684,971)		59,200,463

Fixed Income Investment Companies - 30.3%

VALIC Co. II Core Bond Fund	462,319	4,711,034
VALIC Co. II High Yield Bond Fund	2,045,166	14,418,422
VALIC Co. II Strategic Bond Fund	1,562,028	16,526,257

Total Fixed Income Investment Companies
(cost $33,820,005)		35,655,713

International Equity Investment Companies - 11.6%

VALIC Co. I Foreign Value Fund	875,796	6,743,629
VALIC Co. I International Equities Fund	1,294,895	6,940,634

Total International Equity Investment Companies
(cost $13,936,344)		13,684,263

Real Estate Investment Companies - 7.8%

VALIC Co. I Global Real Estate Fund
(cost $7,302,019)	1,236,329	9,185,925

TOTAL INVESTMENTS
(cost $105,743,339)(2)	99.9%	117,726,364
Other assets less liabilities	0.1	73,002

NET ASSETS	100.0%	$117,799,366

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$59,200,463	$—	$—	$59,200,463
Fixed Income Investment Companies	35,655,713	—	—	35,655,713
International Equity Investment Companies	13,684,263	—	—	13,684,263
Real Estate Investment Companies	9,185,925	—	—	9,185,925

Total	$117,726,364	$—	$—	$117,726,364

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2010 — (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.1%
Aerospace/Defense - 4.7%

Lockheed Martin Corp.	14,400	$1,150,848
Northrop Grumman Corp.	7,000	423,430
Raytheon Co.	8,500	445,485

		2,019,763

Apparel Manufacturers - 1.2%

Coach, Inc.	12,300	505,653

Applications Software - 1.9%

Microsoft Corp.	31,300	807,540

Athletic Footwear - 2.2%

NIKE, Inc., Class B	12,900	933,702

Auto/Truck Parts & Equipment-Original - 2.5%

TRW Automotive Holdings Corp.†	35,200	1,058,816

Banks-Super Regional - 1.2%

Wells Fargo & Co.	17,800	510,682

Beverages-Non-alcoholic - 1.6%

The Coca-Cola Co.	13,100	673,340

Beverages-Wine/Spirits - 1.0%

Brown-Forman Corp., Class B	7,900	438,134

Cable/Satellite TV - 1.8%

Comcast Corp., Class A	42,000	759,780

Chemicals-Specialty - 2.4%

Ecolab, Inc.	10,400	491,192
Lubrizol Corp.	6,000	531,420

		1,022,612

Coffee - 1.4%

Green Mountain Coffee Roasters, Inc.†	25,800	610,170

Commercial Services-Finance -1.7%

Mastercard, Inc., Class A	3,500	706,195

Computers - 8.2%

Apple, Inc.†	6,000	1,542,960
Hewlett-Packard Co.	15,000	690,150
International Business Machines Corp.	10,200	1,277,652

		3,510,762

Computers-Memory Devices - 1.6%

Seagate Technology†	44,600	685,056

Cosmetics & Toiletries - 3.7%

The Estee Lauder Cos., Inc., Class A	18,600	1,083,822
The Procter & Gamble Co.	8,400	513,156

		1,596,978

Distribution/Wholesale - 1.9%

WW Grainger, Inc.	7,900	803,825

E-Commerce/Products - 2.0%

Amazon.com, Inc.†	6,700	840,582

E-Commerce/Services - 0.9%

Expedia, Inc.	18,100	390,236

Electronic Components-Semiconductors - 4.3%

Intel Corp.	42,200	903,924
Micron Technology, Inc.†	100,800	916,272

		1,820,196

Energy-Alternate Sources - 1.0%

First Solar, Inc.†	3,800	426,968

Food-Misc. - 1.0%

General Mills, Inc.	6,100	434,503

Insurance-Life/Health - 2.2%

Aflac, Inc.	11,200	496,160
Principal Financial Group, Inc.	16,500	448,635

		944,795

Medical Instruments - 2.1%

Intuitive Surgical, Inc.†	1,400	451,878
Medtronic, Inc.	11,300	442,734

		894,612

Medical Products - 3.8%

Johnson & Johnson	14,600	851,180
Varian Medical Systems, Inc.†	15,200	761,368

		1,612,548

Medical-Biomedical/Gene - 5.1%

Biogen Idec, Inc.†	16,900	801,567
Gilead Sciences, Inc.†	26,700	959,064
Life Technologies Corp.†	7,900	395,474

		2,156,105

Medical-Drugs - 4.2%

Bristol-Myers Squibb Co.	18,875	438,089
Forest Laboratories, Inc.†	23,700	613,356
Merck & Co., Inc.	21,800	734,442

		1,785,887

Medical-Generic Drugs - 1.9%

Mylan, Inc.†	42,600	828,144

Oil & Gas Drilling - 0.9%

Diamond Offshore Drilling, Inc.	6,300	397,530

Oil Companies-Exploration & Production - 1.6%

Southwestern Energy Co.†	18,000	676,980

Oil Companies-Integrated - 1.0%

Exxon Mobil Corp.	7,000	423,220

Oil Field Machinery & Equipment - 1.9%

Cameron International Corp.†	22,000	796,400

Pharmacy Services - 1.6%

Express Scripts, Inc.†	6,700	674,020

Retail-Apparel/Shoe - 1.5%

Ross Stores, Inc.	11,900	623,560

Retail-Discount - 3.8%

Dollar Tree, Inc.†	3,700	231,583
Family Dollar Stores, Inc.	23,200	945,168
Wal-Mart Stores, Inc.	8,600	434,816

		1,611,567

Retail-Drug Store - 1.1%

Walgreen Co.	14,300	458,172

Retail-Major Department Stores - 2.2%

TJX Cos., Inc.	20,500	931,930

Retail-Restaurants - 3.8%

McDonald’s Corp.	17,200	1,150,164
Starbucks Corp.	18,100	468,609

		1,618,773

Savings & Loans/Thrifts - 2.0%

Hudson City Bancorp, Inc.	68,500	863,785

Schools - 1.8%

Apollo Group, Inc., Class A†	4,100	217,956

ITT Educational Services, Inc.†	5,400	545,076

		763,032

Telecommunication Equipment - 1.7%

Harris Corp.	15,600	731,796

Toys - 2.3%

Hasbro, Inc.	24,400	979,660

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.	7,800	453,258

Web Hosting/Design - 1.5%

Equinix, Inc.†	6,900	634,869

Web Portals/ISP - 1.8%

Google, Inc., Class A†	1,600	776,288

Total Long-Term Investment Securities (cost $40,356,373)		42,192,424

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Time Deposits - 1.9%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 06/01/10 (cost $803,000)	$803,000	803,000

TOTAL INVESTMENTS (cost $41,159,373) (1)	101.0%	42,995,424
Liabilities in excess of other assets	(1.0)	(423,198)

NET ASSETS	100.0%	$42,572,226

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$3,510,762	$—	$—	$3,510,762
Medical - Biomedical/Gene	2,156,105	—	—	2,156,105
Other Industries*	36,525,557	—	—	36,525,557
Short-Term Investment Securities:
Time Deposits	—	803,000	—	803,000

Total	$42,192,424	$803,000	$—	$42,995,424

*   Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.9%
Domestic Equity Investment Companies - 25.9%

VALIC Co. I Blue Chip Growth Fund	149,282	$1,309,200
VALIC Co. I Science & Technology Fund	163,537	2,114,540
VALIC Co. I Small Cap Special Values Fund	379,760	3,068,458
VALIC Co. I Stock Index Fund	216,909	4,756,813
VALIC Co. I Value Fund	141,461	1,171,296
VALIC Co. II Capital Appreciation Fund	227,502	1,904,189
VALIC Co. II Mid Cap Value Fund	268,424	3,830,412
VALIC Co. II Small Cap Value Fund	117,567	1,349,672

Total Domestic Equity Investment Companies
(cost $16,552,684)		19,504,580

Fixed Income Investment Companies - 66.2%

VALIC Co. II Core Bond Fund	2,029,027	20,675,784
VALIC Co. II High Yield Bond Fund	2,107,647	14,858,911
VALIC Co. II Strategic Bond Fund	1,347,753	14,259,231

Total Fixed Income Investment Companies
(cost $46,931,415)		49,793,926

International Equity Investment Companies - 5.8%

VALIC Co. I Foreign Value Fund	260,288	2,004,215
VALIC Co. I International Equities Fund	434,611	2,329,513

Total International Equity Investment Companies
(cost $4,153,497)		4,333,728

Real Estate Investment Companies - 2.0%

VALIC Co. I Global Real Estate Fund
(cost $1,217,058)	205,560	1,527,314

TOTAL INVESTMENTS
(cost $68,854,654)(2)	99.9%	75,159,548
Other assets less liabilities	0.1	46,285

NET ASSETS	100.0%	$75,205,833

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$19,504,580	$—	$—	$19,504,580
Fixed Income Investment Companies	49,793,926	—	—	49,793,926
International Equity Investment Companies	4,333,728	—	—	4,333,728
Real Estate Investment Companies	1,527,314	—	—	1,527,314

Total	$75,159,548	$—	$—	$75,159,548

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 5.2%
Diversified Financial Services - 5.2%

Banc of America Commercial Mtg., Inc. Series 2007-1, Class AJ 5.52% due 01/15/49(1)(4)	$1,000,000	$671,543
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(1)(4)	1,150,000	969,258
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 11/25/34	149,461	148,332
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.50% due 02/05/19*(1)(3)	1,035,000	968,181
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(1)	700,000	673,233
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AJ 6.15% due 08/12/49(1)(4)	1,000,000	667,098
Morgan Stanley ABS Capital I Series 2007-HE2, Class A2A 0.38% due 01/25/37(3)	1,446,518	1,405,369
Morgan Stanley Capital I Series 2007-IQ15, Class AM 6.08% due 06/11/49(1)(4)	2,500,000	2,057,148
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B 6.00% due 08/12/45(1)(4)	2,500,000	2,080,687
RBSCF Trust Series 2010-MB1, Class D 4.66% due 04/15/15(1)(4)	1,000,000	894,215
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33(4)	151,907	150,388
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.00% due 09/25/36(4)(5)	464,276	428,744

Total Asset Backed Securities
(cost $11,203,920)		11,114,196

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(6)(8)(9)(11)(12)(13) (cost $28,000)	28,000	22,400

U.S. CORPORATE BONDS & NOTES - 28.7%
Aerospace/Defense - 0.1%

Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	137,000	134,945

Agricultural Chemicals - 0.0%

Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	33,000	33,422

Airlines - 0.1%

Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	195,000	199,875
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	70,000	74,900

		274,775

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp. Senior Notes 8.25% due 11/01/21	170,000	170,000

Auto/Truck Parts & Equipment-Original - 0.1%

Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	65,000	64,025
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	50,000	48,750
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	50,000	48,875

		161,650

Banks-Commercial - 0.5%

Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(3)	217,000	198,428
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	141,833	128,004
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	90,097
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	272,000	269,372
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	329,000	356,182

		1,042,083

Banks-Fiduciary - 0.3%

State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/15/37(3)	784,000	580,790

Banks-Money Center - 0.0%

Chase Capital III Ltd. Guar. Notes 0.80% due 03/01/27(3)	92,000	73,294

Banks-Super Regional - 1.2%

BAC Capital Trust XIII Ltd. Guar. Notes 0.66% due 03/15/12(3)(10)	822,000	481,687
BAC Capital Trust XV Ltd. Guar. Notes 1.05% due 06/01/56(3)	205,000	124,149
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	245,000	256,754

JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	215,000	229,678
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(10)	250,000	180,000
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	190,000	192,063
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	45,000	40,622
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(10)	523,000	407,940
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(10)	235,000	237,937
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	311,000	334,669

		2,485,499

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	100,000	99,000

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.00% due 04/15/20*	276,000	280,053

Broadcast Services/Program - 0.5%

Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	75,000	55,500
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	450,000	449,652
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	480,000	483,219
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	75,000	74,250

		1,062,621

Building & Construction Products-Misc. - 0.1%

Owens Corning Company Guar. Notes 6.50% due 12/01/16	245,000	257,370

Building Products-Cement - 0.0%

Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	5,000	4,563

Building Products-Wood - 0.2%

Masco Corp. Senior Notes 7.13% due 03/15/20	336,000	325,510

Building-Residential/Commercial - 0.0%

Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	100,000	95,750

Cable/Satellite TV - 1.0%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	148,000	160,033
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	606,544
COX Communications, Inc. Notes 7.13% due 10/01/12	156,000	173,645
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	105,000	109,462
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	215,000	221,719
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	215,000	232,200
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	54,000	54,270
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	64,000	62,720
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	526,000	571,559

		2,192,152

Capacitors - 0.0%

Kemet Corp. Sec. Notes 10.50% due 05/01/18*	100,000	98,750

Casino Hotels - 0.2%

Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	164,000	171,790
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	187,000	202,895
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	84,000	83,580

		458,265

Casino Services - 0.0%

Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	65,000	64,025

Cellular Telecom - 0.4%

AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	594,000	623,432
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	129,000	132,225
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	100,000	103,000
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	91,000	85,768

		944,425

Chemicals-Diversified - 0.2%

Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	112,000	106,680
Olin Corp. Senior Notes 8.88% due 08/15/19	89,000	94,785
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	144,000	123,840

		325,305

Chemicals-Plastics - 0.1%

Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	205,000	189,625

Coal - 0.1%

Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	105,000	107,100
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	63,000	62,685
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	75,000	73,500

		243,285

Commercial Services - 0.1%

Ceridian Corp. Senior Notes 11.25% due 11/15/15	215,000	204,519

Computer Services - 0.2%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	206,000	215,988
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	87,023
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	129,000	130,290

		433,301

Computers - 0.3%

International Business Machines Corp. Senior Notes 6.22% due 08/01/27	475,000	531,252

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	244,000	251,613

Consulting Services - 0.0%

FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	95,000	93,813

Containers-Metal/Glass - 0.2%

Ball Corp. Company Guar. Notes 6.63% due 03/15/18	416,000	406,640
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	104,000	105,300

		511,940

Containers-Paper/Plastic - 0.1%

Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*	100,000	89,500
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	92,560

		182,060

Cosmetics & Toiletries - 0.1%

Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	105,000	106,837

Data Processing/Management - 0.1%

First Data Corp. Company Guar. Notes 9.88% due 09/24/15	100,000	80,500
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(15)	50,000	38,625

		119,125

Decision Support Software - 0.1%

Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	139,000	130,312

Direct Marketing - 0.0%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	120,000	85,200

Distribution/Wholesale - 0.2%

American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	150,000	148,125
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	200,000	194,000

		342,125

Diversified Banking Institutions - 3.0%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17	8,000	7,806
Bank of America Corp. Senior Notes 5.65% due 05/01/18	338,000	339,945
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	75,000	77,740
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(10)	475,000	456,636
Citigroup, Inc. Senior Notes 4.75% due 05/19/15	213,000	210,372
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	188,000	185,882
Citigroup, Inc. Senior Notes 5.30% due 01/07/16	108,000	107,193
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	190,000	183,796
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	385,000	403,251
Citigroup, Inc. Notes 5.85% due 08/02/16	255,000	259,287
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	225,000	190,654
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	420,000	443,799
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	365,000	332,150
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	65,000	65,244
Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	236,000	240,152

JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	317,000	316,243
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(3)(10)	250,000	254,313
Morgan Stanley Senior Notes 5.38% due 10/15/15	798,000	787,393
Morgan Stanley Senior Notes 5.63% due 09/23/19	630,000	602,082
Morgan Stanley Senior Notes 6.00% due 04/28/15	345,000	355,773
The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13	195,000	200,252
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	463,000	433,487

		6,453,450

Diversified Financial Services - 0.8%

CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	44,895	46,017
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	150,461	154,223
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(3)	237,000	226,335
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	370,000	373,713
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	321,972
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	547,000	528,065

		1,650,325

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	127,387
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	66,000	58,905
SPX Corp. Senior Notes 7.63% due 12/15/14	75,000	76,312

		262,604

Electric-Generation - 0.6%

Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	540,000	531,672

Edison Mission Energy Senior Notes 7.20% due 05/15/19	317,000	206,050
The AES Corp. Senior Notes 8.00% due 10/15/17	354,000	347,805
The AES Corp. Senior Notes 8.88% due 02/15/11	238,000	243,355

		1,328,882

Electric-Integrated - 1.2%

Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	252,000	251,918
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	266,000	303,747
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	439,000	475,700
Georgia Power Co. Senior Notes 5.40% due 06/01/40	470,000	458,281
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	215,000	196,725
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	111,816	116,568
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	490,000	532,158
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(6)(8)(11)(12)	150,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	205,000	137,350
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	28,000	18,760

		2,491,207

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	89,000	91,002
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	18,000	18,765

		109,767

Electronic Components-Semiconductors - 0.2%

Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	95,000	99,631

Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	71,000	70,468
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	57,000	58,995
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	168,000	179,883

		408,977

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	207,000	223,979

Energy-Alternate Sources - 0.0%

Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	75,000	75,563

Finance-Auto Loans - 0.2%

Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	350,000	350,680

Finance-Commercial - 0.2%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	410,000	423,954

Finance-Consumer Loans - 0.2%

SLM Corp. Senior Notes 5.13% due 08/27/12	174,000	170,636
SLM Corp. Senior Notes 8.00% due 03/25/20	235,000	209,032

		379,668

Finance-Credit Card - 0.2%

Discover Financial Services Senior Notes 6.45% due 06/12/17	465,000	464,329

Finance-Investment Banker/Broker - 0.8%

JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(3)	103,000	76,023
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 0.00% due 05/31/12†(3)(7)(9)(10)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(9)	179,000	224
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(9)	230,000	288

Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	957,000	968,706
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	560,000	568,478

		1,613,734

Finance-Other Services - 0.0%

SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	70,000	67,375

Firearms & Ammunition - 0.1%

Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	114,000	117,420

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	89,000	95,286

Food-Misc. - 0.4%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	450,000	477,714
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	256,000	292,123

		769,837

Food-Retail - 0.1%

Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	194,000	214,898

Forestry - 0.1%

Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	137,000	133,464

Funeral Services & Related Items - 0.1%

Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	139,000	134,830
Service Corp. International Senior Notes 8.00% due 11/15/21	164,000	164,820

		299,650

Gambling (Non-Hotel) - 0.1%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	257,000	228,730

Gas-Distribution - 0.2%

SEMCO Energy, Inc. Senior Sec. Notes 5.15% due 04/21/20*	176,000	183,567
Sempra Energy Senior Notes 6.50% due 06/01/16	267,000	305,075

		488,642

Gas-Transportation - 0.2%

Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	557,000	462,310

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	120,000	123,000

Home Furnishings - 0.0%

Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	95,000	99,750

Hotel/Motels - 0.1%

Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	156,000	154,050

Independent Power Producers - 0.2%

Calpine Corp. Escrow Notes 8.75% due 07/15/13†(6)(11)	380,000	0
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	240,000	213,600
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	206,000	199,305
RRI Energy, Inc. Senior Notes 7.88% due 06/15/17	105,000	97,125

		510,030

Insurance-Life/Health - 0.8%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	186,000	190,992
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	250,000	205,000
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	256,000	268,826
Principal Life Income Funding Trusts Senior Sec. Notes 0.55% due 11/08/13(3)	291,000	286,365
Protective Life Corp. Senior Notes 8.45% due 10/15/39	636,000	662,802

		1,613,985

Insurance-Multi-line - 0.7%

Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	240,000	231,294
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	190,000	204,541
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	210,000	203,873
MetLife, Inc. Senior Notes 6.75% due 06/01/16	175,000	196,103
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	360,000	367,391
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	279,000	314,409

		1,517,611

Insurance-Mutual - 0.4%

Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	220,000	227,003
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	247,000	213,901
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	441,000	366,030

		806,934

Insurance-Reinsurance - 0.1%

Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	294,000	282,713

Medical Instruments - 0.1%

Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	85,000	82,280
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	224,000	233,138

		315,418

Medical Products - 0.1%

CareFusion Corp. Senior Notes 4.13% due 08/01/12	180,000	187,654

Medical-Biomedical/Gene - 0.4%

Amgen, Inc. Senior Notes 5.85% due 06/01/17	350,000	397,939
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	440,000	446,727

		844,666

Medical-Drugs - 0.2%

Abbott Laboratories Senior Notes 5.30% due 05/27/40	235,000	230,841
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	185,000	189,163

		420,004

Medical-Generic Drugs - 0.2%

Mylan, Inc. Senior Notes 7.88% due 07/15/20*	150,000	150,188
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	205,000	219,481

		369,669

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	195,000	200,608

Medical-Hospitals - 0.4%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	196,000	200,655
HCA, Inc. Senior Notes 7.50% due 11/15/95	214,000	165,850
HCA, Inc. Senior Notes 8.50% due 04/15/19*	310,000	323,950
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	100,000	94,000

		784,455

Metal-Aluminum - 0.1%

Alcoa, Inc. Bonds 5.90% due 02/01/27	288,000	250,209

Multimedia - 0.6%

NBC Universal, Inc. Notes 6.40% due 04/30/40*	460,000	477,544
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	460,000	502,234
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	256,000	310,449

		1,290,227

Music - 0.1%

WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16	105,000	108,675

Non-Hazardous Waste Disposal - 0.5%

Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	646,000	693,643
Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	74,178
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	196,000	204,947
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*	75,000	76,875

		1,049,643

Oil Companies-Exploration & Production - 1.4%

Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	279,000	295,740
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	90,000	78,300
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	404,000	405,010
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	101,000
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	587,766
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	206,000	200,850
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	216,000	227,929
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	200,000	198,000
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	492,000	571,148
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	200,000	234,580

		2,900,323

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	324,141

Oil Refining & Marketing - 0.1%

Valero Energy Corp. Senior Notes 6.13% due 06/15/17	225,000	235,789

Oil-Field Services - 0.0%

Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	95,000	103,075

Paper & Related Products - 0.2%

Boise Paper Holdings LLC Company Guar. Notes 8.00% due 04/01/20*	100,000	100,750
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	120,000	119,400
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	130,000	127,075

		347,225

Pharmacy Services - 0.0%

BioScrip, Inc. Senior Notes 10.25% due 10/01/15*	70,000	68,250

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	118,000	115,640

Physicians Practice Management - 0.1%

US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	196,000	197,715

Pipelines - 1.3%

Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	105,000	99,750
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	200,000	200,521
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	555,000	560,996
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	207,000	206,472
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	180,000	181,800
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	126,000	131,426
Plains All American Pipeline LP / PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	420,000	449,472

Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	145,000	150,800
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	230,000	265,830
Williams Partners LP Senior Notes 7.50% due 06/15/11	583,000	614,212

		2,861,279

Printing-Commercial - 0.1%

Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	249,000	257,715

Private Corrections - 0.0%

Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	60,000	61,950

Publishing-Books - 0.1%

TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	115,000	104,362

Real Estate Investment Trusts - 0.2%

Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	217,000	214,170
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	100,000	101,000
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	103,000	106,919

		422,089

Real Estate Management/Services - 0.0%

CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	79,000	88,085

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(9)(13)	100,000	525

Rental Auto/Equipment - 0.1%

RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	67,000	63,650
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	105,000	99,487

		163,137

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	163,224	185,180

Retail-Petroleum Products - 0.1%

Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	110,000	111,100

Retail-Regional Department Stores - 0.1%

JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	193,000	191,070
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	53,000	51,145
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	55,000	52,387

		294,602

Retail-Restaurants - 0.1%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	89,000	92,630
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	164,000	169,330

		261,960

Retail-Toy Stores - 0.1%

Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	165,000	170,362

Rubber-Tires - 0.1%

The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	139,000	142,475

Satellite Telecom - 0.0%

Intelsat Corp. Senior Notes 9.25% due 06/15/16	25,000	25,625

Savings & Loans/Thrifts - 0.1%

Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	185,000	183,412

Seismic Data Collection - 0.0%

Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	105,000	87,413

Special Purpose Entities - 0.5%
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	574,000	591,714
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	82,000	59,040
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(3)(10)	75,000	57,375
New Communications Holdings, Inc. Senior Notes 7.88% due 04/15/15*	9,000	8,932

New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	36,000	35,640
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	36,000	35,460
New Communications Holdings, Inc. Senior Notes 8.75% due 04/15/22*	9,000	8,843
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	124,000	137,945
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	96,000	103,525

		1,038,474

Steel-Producers - 0.1%

Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	105,000	101,325
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	117,000	116,707

		218,032

Storage/Warehousing - 0.0%

Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	89,000	90,558

Telecom Services - 0.5%

Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	90,000	87,300
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	142,088
Qwest Corp. Senior Notes 8.88% due 03/15/12	652,000	696,825
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	165,000	172,012

		1,098,225

Telephone-Integrated - 0.5%

AT&T, Inc. Senior Notes 6.55% due 02/15/39	240,000	259,955
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	20,515
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	179,000	168,708
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	173,000	173,432
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	142,000	118,038
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	148,000	140,970
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	155,000	163,832

		1,045,450

Television - 0.3%

CBS Corp. Company Guar. Notes 5.75% due 04/15/20	301,000	307,329
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	214,000	234,772
Paxson Communications Corp. Escrow. Notes 0.00% due 01/15/13*†(6)(11)	226,373	0
Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(13)	140,000	118,825
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(7)(9)	105,000	210

		661,136

Transport-Air Freight - 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	238,501	224,190
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	342,889	291,456
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	203,340	197,240

		712,886

Transport-Equipment & Leasing - 0.2%

GATX Corp. Notes 4.75% due 10/01/12	257,000	269,165
GATX Corp. Senior Notes 4.75% due 05/15/15	190,000	195,163

		464,328

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	235,000	236,004

Transport-Services - 0.1%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	155,000	150,350

Web Hosting/Design - 0.0%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	80,000	81,200

Wireless Equipment - 0.5%

Motorola, Inc. Senior Notes 5.38% due 11/15/12	467,000	491,770
Motorola, Inc. Debentures 6.50% due 09/01/25	489,000	487,907

		979,677

Total U.S. Corporate Bonds & Notes
(cost $61,204,755)		61,123,035

FOREIGN CORPORATE BONDS & NOTES - 5.9%
Banks-Commercial - 1.1%

ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	153,000	153,727
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	215,000	237,131
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(10)	361,000	285,190
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(10)	201,000	154,770
BNP Paribas Sub. Notes 4.80% due 06/24/15*	215,000	224,277
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	220,000	215,084
Groupe BPCE Notes 4.16% due 06/30/10(3)(10)	132,000	88,144
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(3)(10)	164,000	168,920
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	218,000	216,688
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(3)(10)	820,000	565,800

		2,309,731

Banks-Money Center - 0.2%

Bank of Scotland PLC Senior Sub. Notes 0.69% due 11/30/10(3)(10)	590,000	274,350
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	230,000	219,797

		494,147

Cellular Telecom - 0.2%

America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	215,000	206,708
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	210,000	217,740

		424,448

Computers-Memory Devices - 0.0%

Seagate HDD Senior Notes 6.88% due 05/01/20*	105,000	99,750

Diversified Banking Institutions - 0.1%

Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(10)	223,000	158,330
Natixis Sub. Notes 0.55% due 01/15/19(3)	150,000	129,773

		288,103

Diversified Minerals - 0.2%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	400,000	438,567

Electric-Integrated - 0.4%

EDF SA Notes 5.50% due 01/26/14*	210,000	232,473
EDF SA Senior Notes 5.60% due 01/27/40*	249,000	246,271
TransAlta Corp. Notes 5.75% due 12/15/13	265,000	290,730

		769,474

Finance-Other Services - 0.1%

BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	225,000	227,799

Insurance-Multi-line - 0.3%

Aegon NV Sub. Notes 3.89% due 07/15/14(3)(10)	104,000	63,310
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	312,862

XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	194,000	194,810

		570,982

Insurance-Reinsurance - 0.1%

Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	215,000	199,444

Metal-Diversified - 0.3%

Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	252,000	272,368
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	269,000	293,665

		566,033

Oil Companies-Exploration & Production - 0.1%

Nexen, Inc. Senior Notes 5.88% due 03/10/35	206,000	193,306
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	159,000	135,150

		328,456

Oil Companies-Integrated - 0.4%

Statoil ASA Company Guar. Notes 7.15% due 11/15/25	626,000	760,370

Paper & Related Products - 0.0%

PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	89,000	96,565

Pipelines - 0.2%

TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	480,000	475,950

Printing-Commercial - 0.0%

Quebecor World Capital Corp. Escrow Notes 6.50% due 03/15/16†(6)(11)	165,000	0

Satellite Telecom - 0.3%

Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(14)	428,000	434,420
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	159,000	160,590

		595,010

Special Purpose Entities - 0.8%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	244,000	239,809

AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	532,000	522,865
Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14	500,000	632,510
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/29/17*(3)(10)	272,000	257,579

		1,652,763

Steel-Producers - 0.1%

Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	165,000	169,125

SupraNational Banks - 0.1%

Asian Development Bank Bonds 5.82% due 06/16/28	176,000	194,748

Telephone-Integrated - 0.9%

Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	606,000	605,508
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(3)	220,000	212,736
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	597,000	575,910
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	200,000	208,728
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	207,000	224,005

		1,826,887

Transport-Rail - 0.0%

Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18*	35,000	34,956

Total Foreign Corporate Bonds & Notes
(cost $12,324,089)		12,523,308

FOREIGN GOVERNMENT AGENCIES - 3.0%
Sovereign - 3.0%

Republic of Argentina Bonds 8.28% due 12/31/33	380,671	245,533
Republic of Colombia Bonds 6.13% due 01/18/41	400,000	380,000
Republic of Indonesia Bonds 6.63% due 02/17/37	850,000	853,944
Republic of the Philippines Bonds 6.38% due 10/23/34	1,000,000	982,500

Republic of Turkey Senior Bonds 11.88% due 01/15/30	650,000	1,048,125
Republic of Venezuela Bonds 9.25% due 09/15/27	1,410,000	923,550
Russian Federation Senior Bonds 7.50% due 03/31/30	736,000	822,480
United Mexican States Notes 5.95% due 03/19/19	800,000	862,000
United Mexican States Notes 6.05% due 01/11/40	240,000	241,200
United Mexican States Notes 6.75% due 09/27/34	2,000	2,195

Total Foreign Government Agencies
(cost $6,615,747)		6,361,527

MUNICIPAL BONDS & NOTES - 0.3%

Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	333,000	349,094
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/57	440,000	443,361

Total Municipal Bonds & Notes
(cost $773,000)		792,455

U.S. GOVERNMENT AGENCIES - 34.2%
Federal Home Loan Mtg. Corp. - 21.1%
4.50% due 11/01/18	310,352	329,329
4.50% due 02/01/19	332,271	352,277
4.50% due 01/01/39	1,032,489	1,055,619
4.50% due 12/01/39	2,909,422	2,972,781
5.00% due 03/01/19	132,210	141,900
5.00% due 10/01/33	43,737	46,171
5.00% due 06/01/34	841,462	886,461
5.00% due 12/01/34	310,112	326,696
5.00% due 07/01/35	401,098	421,858
5.00% due 08/01/35	973,252	1,023,626
5.00% due 10/01/35	681,703	716,986
5.00% due 11/01/35	588,894	619,374
5.00% due 11/01/36	318,587	334,330
5.00% due 01/01/37	363,285	381,236
5.00% due 03/01/38	736,924	772,952
5.00% due 08/01/39	1,452,614	1,525,640
5.00% due 10/01/39	1,385,891	1,453,508
5.49% due 03/01/36(3)	254,756	270,141
5.50% due 11/01/18	135,065	146,251
5.50% due 10/01/33	336,421	360,627
5.50% due 07/01/34	256,791	275,027
5.50% due 02/01/35	434,916	464,986
5.50% due 07/01/35	11,469	12,262
5.50% due 08/01/35	2,451,549	2,620,572
5.50% due 01/01/36	1,485,417	1,588,119
5.50% due 05/01/37	913,705	974,686
5.50% due 09/01/37	1,263,674	1,348,013
5.50% due 10/01/37	4,939,298	5,268,950
5.50% due 07/01/38	237,773	253,642
5.79% due 01/01/37(3)	562,754	602,377
5.93% due 10/01/36(3)	1,749,179	1,863,423
6.00% due 07/01/35	389,015	422,112
6.00% due 12/01/36	333,638	360,563
6.00% due 08/01/37	2,188,689	2,363,955
6.00% due 02/01/39	1,066,721	1,151,582
6.00% due 04/01/40	1,469,218	1,586,099
6.50% due 12/01/32	433,760	479,559
6.50% due 02/01/36	122,975	134,653
6.50% due 09/01/36	3,807	4,160
6.50% due 05/01/37	479,246	522,959
6.50% due 11/01/37	1,463,797	1,597,311
7.00% due 11/01/16	17,186	18,599
7.00% due 07/01/32	47,480	52,892
7.50% due 12/01/30	4,282	4,859
7.50% due 04/01/31	44,187	50,155
8.00% due 02/01/30	4,931	5,643
8.00% due 07/01/30	1,189	1,360
Federal Home Loan Mtg. Corp. REMIC Series 3102, Class PG 5.00% due 11/15/28	779,000	819,531
Series 3317, Class PD 5.00% due 09/15/31	1,000,000	1,061,118
Series 3116, Class PD
5.00% due 10/15/34	3,355,000	3,599,214
Series 3349, Class HB
5.50% due 06/15/31	1,338,000	1,427,674

		45,073,818

Federal National Mtg. Assoc. - 7.5%
2.13% due 01/25/13	333,000	335,997
4.50% due 06/01/18	74,769	79,550
4.50% due 01/01/25	1,920,407	2,013,227
4.50% due 01/01/40	1,206,434	1,237,588
4.50% due 02/01/40	2,973,637	3,050,599
4.75% due 10/01/35(3)	192,898	200,647
5.00% due 03/15/16	248,000	278,489
5.00% due 09/01/18	27,314	29,316
5.00% due 10/01/18	24,337	26,121
5.00% due 02/01/20	44,028	47,227
5.00% due 06/01/22	1,229,731	1,307,947
5.00% due 10/01/24	906,715	968,075
5.00% due 03/01/37	325,473	341,014
5.00% due 06/01/37	99,905	104,676
5.00% due 07/01/37	582,282	610,085
5.50% due 10/01/17	52,357	56,513
5.50% due 05/01/18	45,027	48,693
5.50% due 11/01/19	50,467	54,576
5.50% due 11/01/22	307,210	330,350
5.50% due 12/01/33	310,103	332,487
5.50% due 05/01/34	155,750	166,993
5.50% due 12/01/35	63,612	68,024
5.50% due 11/01/36	458,872	490,130
6.00% due 09/01/16	72,043	77,851

6.00% due 12/01/16	17,256	18,647
6.00% due 12/01/33	321,098	351,979
6.00% due 07/01/34	281,512	306,463
6.00% due 10/01/36	806,584	872,056
6.00% due 10/01/37	512,799	553,463
6.50% due 02/01/17	28,133	30,489
6.50% due 03/01/17	35,984	38,997
6.50% due 04/01/29	43,862	48,651
6.50% due 06/01/29	107,472	119,206
6.50% due 07/01/32	39,878	44,232
6.50% due 02/01/37	593,307	647,331
7.00% due 09/01/31	98,006	109,908
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30	600,000	640,721

		16,038,318

Government National Mtg. Assoc. - 5.6%
4.50% due 05/15/39	1,860,921	1,914,732
4.50% due 01/15/40	1,693,906	1,742,886
5.00% due 05/15/34	1,111,575	1,180,940
5.00% due 01/15/40	1,502,988	1,588,323
5.50% due 12/15/39	2,666,251	2,866,246
6.00% due 10/15/39	2,381,486	2,580,494
6.50% due 06/15/29	11,769	13,120
7.00% due 09/15/28	7,414	8,386

		11,895,127

Total U.S. Government Agencies
(cost $70,293,260)		73,007,263

U.S. GOVERNMENT TREASURIES - 16.6%
United States Treasury Bonds - 3.7%
3.50% due 02/15/39	1,805,000	1,587,837
4.25% due 05/15/39	402,000	403,633
4.38% due 02/15/38	674,000	692,325
4.38% due 11/15/39	2,130,000	2,183,250
4.50% due 05/15/38	588,000	616,389
4.50% due 08/15/39	1,401,000	1,465,359
4.63% due 02/15/40	23,000	24,560
5.25% due 11/15/28	559,000	647,304
8.13% due 08/15/19	158,000	219,484

		7,840,141

United States Treasury Notes - 12.9%
0.88% due 03/31/11	600,000	602,414
0.88% due 02/29/12	4,000,000	4,011,240
1.00% due 07/31/11	2,000,000	2,011,484
1.13% due 01/15/12	750,000	755,654
2.25% due 05/31/14	26,000	26,492
2.38% due 09/30/14	141,000	143,765
2.38% due 02/28/15	168,000	170,703
2.63% due 06/30/14	601,000	620,157
2.63% due 02/29/16	2,750,000	2,774,920
2.75% due 02/15/19	760,000	735,241
3.13% due 05/15/19	262,000	259,585
3.38% due 11/15/19	1,099,000	1,105,783
3.63% due 08/15/19	78,000	80,127
3.63% due 02/15/20	2,161,000	2,216,544
3.75% due 11/15/18	505,000	528,869
3.88% due 05/15/18	10,000,000	10,634,380
4.25% due 08/15/15	750,000	826,113

		27,503,471

Total U.S. Government Treasuries
(cost $34,897,669)		35,343,612

COMMON STOCK - 0.0%
Independent Power Producers - 0.0%

Mirant Corp.† (cost $0)	186	2,310

PREFERRED STOCK - 1.0%
Banks-Commercial - 0.2%

CoBank ACB 11.00%*	7,302	398,415

Banks-Super Regional - 0.1%

Wachovia Capital Trust IX 6.38%	10,650	230,679

Diversified Banking Institutions - 0.2%

Ally Financial, Inc. 7.00%*	500	376,094

Diversified Financial Services - 0.1%

General Electric Capital Corp. 4.50%(14)	6,441	160,445

Finance-Investment Banker/Broker - 0.2%

JPMorgan Chase Capital XXIX 6.70%	21,960	510,790

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. 0.00%(3)	6,900	7,245

Special Purpose Entity - 0.2%

Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	21,200	404,920

Total Preferred Stock
(cost $2,378,341)		2,088,588

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

The Reader’s Digest Association, Inc. Expires 02/19/14†(6) (cost $396)	382	0

Total Long-Term Investment Securities
(cost $199,719,177)		202,378,694

REPURCHASE AGREEMENTS - 5.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $11,435,013 and collateralized by $11,565,000 of United States Treasury Notes, bearing interest at 2.50%, due 04/30/15 and having an approximate value of $11,782,422	11,435,000	11,435,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $289,000 and collateralized by $300,000 of United States Treasury Notes, bearing interest at 1.00%, due 04/30/12 and having an approximate value of $301,260	289,000	289,000

Total Repurchase Agreements
(Cost $11,724,000)		11,724,000

TOTAL INVESTMENTS
(cost $211,443,177)(2)	100.4%	214,102,694
Liabilities in excess of other assets	(0.4)	(930,591)

NET ASSETS	100.0%	$213,172,103

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $13,467,386 representing 6.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(4)	Variable Rate Security - the rate reflected is as of May 31, 2010, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(7)	Bond in default
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$25,000	$25,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		$28,000	$28,000	$22,400	$80.00	0.01%

Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	150,000	0	0	0	0.00%

				$22,400		0.01%

(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $22,400 representing 0.0% of net assets.
(12)	Bond is in default and did not pay principal at maturity.
(13)	Income may be received in cash or additional shares at the discretion of the issuer.
(14)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(15)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

REMIC - Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$11,114,196	$—	$11,114,196
Convertible Bonds & Notes	—	—	22,400	22,400
U.S. Corporate Bonds & Notes	—	60,410,149	712,886	61,123,035
Foreign Corporate Bonds & Notes	—	12,523,308	0	12,523,308
Foreign Government Agencies	—	6,361,527	—	6,361,527
Municipal Bonds & Notes	—	792,455	—	792,455
U.S. Government Agencies	—	73,007,263	—	73,007,263
U.S. Government Treasuries	—	35,343,612	—	35,343,612
Common Stock	2,310	—	—	2,310
Preferred Stock	1,314,079	774,509	—	2,088,588
Warrants	—	—	0	0
Repurchase Agreement	—	11,724,000	—	11,724,000

Total	$1,316,389	$212,051,019	$735,286	$214,102,694

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 8/31/2009	$9,800	$612,651	$—	$—
Accrued discounts/premiums	—	1,341	—	—
Realized gain(loss)	—	(192,062)	—	—
Change in unrealized appreciation(depreciation)	12,600	388,811	—	—
Net purchases(sales)	—	(104,646)	0	0
Transfers in and/or out of Level 3	—	6,791	—	—

Balance as of 5/31/2010	$22,400	$712,886	$0	$0

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.6%
Auto-Cars/Light Trucks - 0.6%

Ford Motor Co. Senior Notes 4.25% due 11/15/16 (cost $1,051,000)	$1,051,000	$1,476,655

U.S. CORPORATE BONDS & NOTES - 82.2%
Advertising Services - 0.3%

Visant Holding Corp. Senior Notes 8.75% due 12/01/13	85,000	85,637
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(1)	640,000	652,800

		738,437

Agricultural Chemicals - 0.5%

CF Industries, Inc. Senior Notes 6.88% due 05/01/18	300,000	300,375
CF Industries, Inc. Senior Notes 7.13% due 05/01/20	970,000	978,487

		1,278,862

Airlines - 0.4%

Continental Airlines, Inc. Senior Notes 4.50% due 01/15/15	500,000	618,750
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	308,619	314,792

		933,542

Athletic Equipment - 0.4%

Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16*	1,075,000	1,109,937

Auto-Cars/Light Trucks - 1.5%

Ford Motor Co. Notes 7.45% due 07/16/31	4,325,000	3,849,250

Auto/Truck Parts & Equipment-Original - 3.0%

Accuride Corp. Company Guar. Notes 7.50% due 06/26/20	481,045	1,253,517
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	2,325,000	2,156,437
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	1,095,000	1,122,375
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	119,700
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	530,000	524,700
TRW Automotive, Inc. Company Guar. Notes 7.00% due 03/15/14*	750,000	736,875
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	1,810,000	1,755,700

		7,669,304

Auto/Truck Parts & Equipment-Replacement - 1.1%

Affinia Group Holdings, Inc. Company Guar. Notes 9.00% due 11/30/14	1,710,000	1,705,725
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	910,000	978,250
Exide Corp. Escrow Notes 10.00% due 03/15/25†(2)(3)	300,000	0

		2,683,975

Banks-Commercial - 1.7%

CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	300,906	289,622
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	451,360	424,278
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	451,360	416,380
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	752,268	682,683
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	2,803,175	2,529,866

		4,342,829

Banks-Money Center - 0.6%

NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27	1,475,000	1,430,750

Banks-Mortgage - 0.8%

Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	1,915,000	1,905,425

Banks-Super Regional - 1.8%

BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	1,575,000	1,359,964
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(7)(11)	3,250,000	3,290,625

		4,650,589

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	750,000	742,500

Broadcast Services/Program - 1.6%

Clear Channel Worldwide Holdings, Inc., Class A Company Guar. Notes 9.25% due 12/15/17*	210,000	212,625

Clear Channel Worldwide Holdings, Inc., Class B Company Guar. Notes 9.25% due 12/15/17*	830,000	844,525
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	806,000	790,888
Liberty Media LLC Debentures 8.25% due 02/01/30	1,130,000	1,045,250
Liberty Media LLC Senior Notes 8.50% due 07/15/29	820,000	758,500
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(4)(8)	325,370	289,986
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	108,000	96,255

		4,038,029

Building & Construction Products-Misc. - 0.1%

Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16	145,000	155,875

Building & Construction-Misc. - 0.1%

Esco Corp. Senior Notes 8.63% due 12/15/13*	335,000	340,863

Building Products-Air & Heating - 0.4%

Goodman Global Group, Inc. Senior Disc. Notes 0.00% due 12/15/14*	1,740,000	1,035,300

Building Products-Cement - 0.6%

Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	1,550,000	1,414,375

Cable/Satellite TV - 2.3%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	830,000	817,550
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	1,090,065	1,249,487
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18*	400,000	392,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20*	315,000	311,850
Mediacom LLC / Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19*	3,015,000	2,984,850

		5,756,237

Casino Hotels - 1.2%

Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(4)	429,222	362,693
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(2)(3)	475,000	409,592
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	950,000	995,125
MGM Resorts International Senior Sec. Notes 9.00% due 03/15/20*	385,000	385,963
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	900,000	976,500

		3,129,873

Casino Services - 0.9%

Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15	770,000	773,850
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	460,000	453,100
Scientific Games International, Inc. Company Guar. Notes 9.25% due 06/15/19	975,000	1,006,687

		2,233,637

Cellular Telecom - 1.9%

Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	761,250
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,705,000	1,747,625
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	1,246,000	1,045,082
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	904,000	931,120
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	429,000	404,333

		4,889,410

Chemicals-Diversified - 0.5%

LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*	215,000	218,762

Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	1,180,000	1,123,950

		1,342,712

Chemicals-Plastics - 0.4%

Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	1,175,000	1,122,125

Chemicals-Specialty - 0.9%

Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	910,000	859,950
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	110,000	105,050
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	403,000	437,255
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(5)(6)	677,000	792,090

		2,194,345

Coal - 0.1%

Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	255,000	253,725

Computer Services - 2.6%

Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14	1,500,000	1,503,750
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	490,000	494,900
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,030,000	1,041,587
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	184,625
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	1,850,000	2,118,250
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	1,045,000	1,222,650

		6,565,762

Consumer Products-Misc. - 0.3%

Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	715,000	720,363

Containers-Metal/Glass - 0.2%

Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	128,125
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	187,313
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	275,000	242,000

		557,438

Containers-Paper/Plastic - 0.2%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	600,000	624,000

Data Processing/Management - 1.8%

First Data Corp. Company Guar. Notes 9.88% due 09/24/15	2,335,000	1,903,025
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(4)	3,279,316	2,533,272

		4,436,297

Diagnostic Kits - 0.7%

Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16	935,000	897,600
Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16*	800,000	768,000

		1,665,600

Direct Marketing - 0.9%

Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18*	2,510,000	2,384,500

Distribution/Wholesale - 0.2%

McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	610,000	591,700

Diversified Banking Institutions - 3.2%

Ally Financial, Inc. Company Guar. Notes 6.88% due 09/15/11	2,703,000	2,703,000
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/18	1,475,000	1,386,500
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20*	1,385,000	1,343,450
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/31	1,860,000	1,692,600
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	1,005,000	845,508

		7,971,058

CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	80,084	82,086
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	120,126	123,129
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	120,126	123,129
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	200,211	205,216
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	280,296	287,304
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(7)	2,975,000	2,841,125
CNG Holdings, Inc. Senior Sec. Notes 12.25% due 02/15/15*	2,325,000	2,278,500

		5,940,489

Diversified Manufacturing Operations - 1.2%

Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(7)	400,000	317,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	2,590,000	2,311,575
SPX Corp. Senior Notes 7.63% due 12/15/14	400,000	407,000

		3,035,575

Diversified Operations - 0.1%

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	230,000	227,700

Diversified Operations/Commercial Services - 0.6%

ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	1,600,000	1,596,000

E-Commerce/Services - 0.6%

NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	235,000	242,637
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	1,715,000	1,337,700

		1,580,337

Electric-Generation - 1.6%

Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	396,900
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	359,100	341,145
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	361,759	359,950
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	542,245	564,612
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	450,000	470,813
The AES Corp. Senior Notes 8.00% due 10/15/17	1,175,000	1,154,438
The AES Corp. Senior Notes 8.00% due 06/01/20	450,000	436,500
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	214,000	217,210

		3,941,568

Electric-Integrated - 1.8%

Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	550,000	559,625
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	1,006,500
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	328,292	342,244
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)(12)	1,225,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	2,060,000	1,380,200
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	110,000	73,700
TXU Corp. Senior Notes 5.55% due 11/15/14	1,515,000	1,063,163

		4,425,432

Electronic Components-Semiconductors - 1.2%

Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	2,760,000	2,490,900

Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	565,000	560,762

		3,051,662

Enterprise Software/Service - 0.2%

Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	545,000	546,363

Finance-Auto Loans - 2.2%

Credit Acceptance Corp. Company Guar. Notes 9.13% due 02/01/17*	1,060,000	1,070,600
Ford Motor Credit Co., LLC Senior Notes 8.13% due 01/15/20	1,735,000	1,736,643
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	2,725,000	2,802,638

		5,609,881

Firearms & Ammunition - 0.1%

Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	325,000	334,750

Food-Meat Products - 1.1%

Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	2,340,000	2,199,600
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	625,000	669,141

		2,868,741

Food-Retail - 0.1%

SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	275,000	270,875

Funeral Services & Related Items - 0.8%

Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,125,000	1,091,250
Stonemor Operating LLC/Cornerstone Family Services of West Virginia/Osiris Holdings Company Guar. Notes 10.25% due 12/01/17*	845,000	840,775

		1,932,025

Gambling (Non-Hotel) - 0.0%

Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(5)(6)	930,000	59,288

Gas-Distribution - 0.1%

MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(2)(3)	192,000	168,960

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	280,000	287,000

Independent Power Producers - 2.3%

Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	3,278,000	0
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,085,000	1,855,650
Mirant North America LLC Senior Notes 7.38% due 12/31/13	725,000	726,812
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	970,000	591,700
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,440,000	1,393,200
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	522,500
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	638,250

		5,728,112

Insurance-Multi-line - 0.5%

Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/38(7)	1,465,000	1,333,150

Machinery-Farming - 0.5%

Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	1,175,000	1,195,562

Machinery-General Industrial - 0.6%

CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*	1,390,000	1,482,087

Medical Information Systems - 0.4%

IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	790,000	906,525

Medical Labs & Testing Services - 0.2%

American Renal Holdings Senior Sec. Notes 8.38% due 05/15/18*	415,000	403,588

Medical Products - 0.9%

DJO Finance LLC/DJO Finance Corp. Senior Notes 10.88% due 11/15/14*	400,000	412,000
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,198,147

LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(9)	636,000	676,545

		2,286,692

Medical-Drugs - 0.3%

Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	825,000	833,250

Medical-Hospitals - 4.0%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,800,000	1,842,750
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	866,250
HCA, Inc. Senior Notes 7.88% due 02/01/11	725,000	734,063
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20*	2,370,000	2,411,475
HCA, Inc. Senior Notes 8.50% due 04/15/19*	750,000	783,750
HCA, Inc. Senior Notes 8.75% due 09/01/10	360,000	362,700
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	1,189,000	1,245,477
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*	1,720,000	1,806,000

		10,052,465

Medical-Outpatient/Home Medical - 0.3%

Radiation Therapy Services, Inc. Senior Sub. Notes 9.88% due 04/15/17*	680,000	659,600

Multimedia - 0.0%

Haights Cross Operating Co. Bonds 16.00% due 03/15/14†(2)(3)(7)	100,864	98,342

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(10)(12)	210,000	0

Office Supplies & Forms - 0.3%

ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	625,000	676,563

Oil Companies-Exploration & Production - 2.5%

Antero Resources Finance Corp. Senior Notes 9.38% due 12/01/17*	825,000	808,500
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,650,000	1,654,125
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	425,000	460,063
EXCO Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	845,000	841,831
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	730,000	711,750
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	120,000	123,600
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	450,000	438,188
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	475,000	492,812
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	180,500
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18*	545,000	536,825

		6,248,194

Oil Field Machinery & Equipment - 0.6%

Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	40,000	39,400
Thermon Industries, Inc. Company Guar. Notes 9.50% due 05/01/17*	1,520,000	1,504,800

		1,544,200

Oil-Field Services - 1.1%

Aquilex Holdings LLC/Aquilex Finance Corp. Senior Notes 11.13% due 12/15/16*	855,000	855,000
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	925,000	1,003,625
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	830,000	813,400

		2,672,025

Paper & Related Products - 1.1%

Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(3)(9)	180,739	177,124
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	163,000	163,000
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	205,000	203,975

Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	550,000	572,000
Neenah Paper, Inc. Senior Notes 7.38% due 11/15/14	1,325,000	1,295,188
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	505,000	472,175

		2,883,462

Pharmacy Services - 0.5%

BioScrip, Inc. Senior Notes 10.25% due 10/01/15*	1,240,000	1,209,000

Pipelines - 0.8%

El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	775,000	777,020
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	600,000	573,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	305,000	306,525
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	370,000	427,639

		2,084,184

Printing-Commercial - 0.3%

Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	755,000	732,350

Publishing-Periodicals - 1.1%

Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(1)	2,315,000	2,141,375
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	525,000	556,500

		2,697,875

Real Estate Investment Trusts - 0.4%

DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	1,100,000	1,111,000

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(5)(6)(9)	2,565,000	13,466

Rental Auto/Equipment - 0.2%

RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	550,000	592,625

Retail-Apparel/Shoe - 0.4%

Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	183,000	181,170
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	566,370
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	275,000	292,875

		1,040,415

Retail-Arts & Crafts - 0.5%

Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	1,235,000	1,270,506

Retail-Automobile - 0.3%

Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	645,000	649,838

Retail-Drug Store - 0.9%

Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	150,000	159,188
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	725,000	737,687
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	1,475,000	1,504,500

		2,401,375

Retail-Music Store - 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(2)(3)(4)(5)(6)	15,273	305

Retail-Regional Department Stores - 1.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	532,000	533,330
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	309,260
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	308,000	297,220
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	299,085
Neiman-Marcus Group, Inc. Company Guar. Notes 9.75% due 10/15/15(9)	1,205,000	1,176,381

		2,615,276

Rubber-Tires - 0.5%

The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	500,000	512,500
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	825,000	874,500

		1,387,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(10)(12)	50,000	0

Special Purpose Entities - 0.6%

Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	749,813
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	165,000	163,350
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	185,000	182,225
UCI Holdco, Inc. Senior Notes 8.26% due 12/15/13(4)	445,059	422,806

		1,518,194

Specified Purpose Acquisitions - 0.1%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	193,000	193,000

Storage/Warehousing - 0.5%

Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	494,875
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	660,000	671,550

		1,166,425

Telecom Services - 1.7%

GCI, Inc. Senior Notes 7.25% due 02/15/14	905,000	886,900
Qwest Corp. Senior Notes 8.38% due 05/01/16	425,000	461,125
West Corp. Company Guar. Notes 9.50% due 10/15/14	1,975,000	1,965,125
West Corp. Company Guar. Notes 11.00% due 10/15/16	850,000	858,500

		4,171,650

Telecommunication Equipment - 0.8%

Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	2,890,000	1,907,400

Telephone-Integrated - 3.0%

Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	2,185,000	2,021,125
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	825,000	759,000
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	600,000	588,000
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	505,305
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	375,000	375,938
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	3,123,000	2,974,657
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	250,000	251,250

		7,475,275

Television - 0.5%

Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(9)	144,185	84,528
LIN Television Corp. Company Guar. Notes 8.38% due 04/15/18*	360,000	355,500
Paxson Communications Corp. Escrow Notes 0.00% due 01/15/13*†(2)(3)	1,738,596	0
Sinclair Television Group, Inc. Senior Sec. Notes 9.25% due 11/01/17*	745,000	737,550
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(5)(6)	385,000	770
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(5)(6)	540,000	1,080

		1,179,428

Theaters - 1.6%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,558,000	1,542,420
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	550,000	555,500

AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	475,000	486,875
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(1)	1,795,000	1,462,925

		4,047,720

Tobacco - 0.8%

Alliance One International, Inc. Senior Notes 10.00% due 07/15/16*	1,890,000	1,927,800

Transport-Marine - 0.6%

Marquette Transportation Co./Marquette Transportation Finance Corp. Senior Sec. Notes 10.88% due 01/15/17*	1,630,000	1,605,550

Transport-Services - 0.6%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	500,000	485,000
syncreon Global Ireland, Ltd./syncreon Global Finance US, Inc. Company Guar. Notes 9.50% due 05/01/18*	1,055,000	1,058,126

		1,543,126

Web Hosting/Design - 1.2%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	465,000	471,975
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17*	2,220,000	2,519,700

		2,991,675

Total U.S. CORPORATE BONDS & NOTES
(cost $205,910,379)		207,171,545

FOREIGN CORPORATE BONDS & NOTES - 9.6%
Banks-Commercial - 0.4%

Barclays Bank PLC Sub. Notes 8.55% due 06/15/11*(7)(11)	1,075,000	1,010,500

Computers-Memory Devices - 0.6%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,547,437

Diversified Banking Institutions - 0.4%

Credit Agricole SA Sub. Notes 9.75% due 12/26/14(11)	910,000	928,200

Diversified Manufacturing Operations - 1.0%

Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	535,000	540,350
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	540,000	546,750
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,410,000	1,459,350

		2,546,450

Diversified Minerals - 0.2%

Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	500,000	602,500

Electric-Generation - 0.1%

Intergen NV Sec. Notes 9.00% due 06/30/17*	160,000	160,000

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(6)(13)	475,000	475

Medical-Drugs - 0.6%

Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*	720,000	703,800
Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	760,000	761,900

		1,465,700

Metal-Aluminum - 0.4%

Novelis, Inc. Company Guar. Notes 11.50% due 02/15/15	955,000	1,036,175

Metal-Diversified - 0.4%

Vedanta Resources PLC Senior Notes 9.50% due 07/18/18*	1,000,000	1,020,000

Multimedia - 0.1%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	275,000	264,688

Oil & Gas Drilling - 0.3%

P2021 Rig Co. Senior Sec. Notes 13.50% due 12/15/13*	690,000	693,450

Paper & Related Products - 0.2%

Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20*	575,000	569,250

Satellite Telecom - 1.6%

Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(1)	759,000	770,385

Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(9)	915,000	898,987
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	910,000	916,825
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	1,531,000	1,546,310

		4,132,507

Special Purpose Entities - 2.1%

Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	1,671,000	1,637,580
Hellas Telecommunications Luxembourg II Sub. Notes 0.00% due 01/15/15*†(5)(6)(7)	925,000	27,750
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20	4,470,000	3,508,950

		5,174,280

Telecom Services - 0.5%

Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	1,000,000	1,020,000
Wind Acquisition Finance SA Company Guar. Bonds 12.00% due 12/01/15*	252,000	259,560

		1,279,560

Transport-Marine - 0.7%

Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc. Notes 8.88% due 11/01/17*	1,600,000	1,616,000

Transport-Rail - 0.0%

TFM SA de CV Senior Notes 9.38% due 05/01/12	43,000	43,860

Total Foreign Corporate Bonds & Notes
(cost $24,901,518)		24,091,032

LOANS(2)(14)(15) - 3.5%
Auto/Truck Parts & Equipment-Original - 0.5%

Federal Mogul Corp. Term Loan B D6 2.22% due 12/27/15	20,579	18,075
Federal Mogul Corp. Tranche B 2.22% due 12/29/14	810,759	712,117
Federal Mogul Corp. Term Loan B A2 2.28% due 12/27/15	51,447	45,188
Federal Mogul Corp. Tranche B B0 2.28% due 12/27/15	102,895	90,376
Federal Mogul Corp. Term Loan C 2.28% due 12/27/15	437,303	384,097
Federal Mogul Corp. Tranche C F1 2.28% due 12/27/15	65,595	57,615

		1,307,468

Beverages-Non-alcoholic - 0.1%

Le-Natures, Inc. 9.36% due 03/01/11†(5)(6)	600,000	238,000

Building-Residential/Commercial - 0.0%

TOUSA, Inc. 12.25% due 08/15/13(4)	1,377,760	24,111

Casino Services - 0.6%

Herbst Gaming, Inc. Tranche 1 12.50% due 12/02/11†(5)(6)	265,517	168,603
Herbst Gaming, Inc. Delayed Draw 12.50% due 12/02/11†(5)(6)	726,922	461,595
Holding Gaming Borrower LP 9.25% due 02/19/13	995,000	976,344

		1,606,542

Commercial Services - 0.4%

Vertrue, Inc. 7.26% due 08/14/15	1,215,000	996,300

Containers-Paper/Plastic - 0.5%

Consolidated Container Company 5.75% due 09/28/14	1,250,000	1,112,500

Diversified Financial Services - 0.4%

Wind Finance SL S.A 7.93% due 11/26/14	1,000,000	992,500

Electric-Integrated - 0.2%

Texas Competitive Electric Holdings Co. LLC 3.75% due 10/10/14	672,830	517,418
Texas Competitive Electric Holdings Co. LLC 3.79% due 10/22/14	5,216	4,011

		521,429

Medical-Drugs - 0.3%

Triax Pharmaceuticals LLC 16.50% due 08/30/11†(3)(6)(16)	1,064,341	686,607

Medical-Hospitals - 0.4%

Capella Healthcare, Inc. 13.00% due 02/29/16	1,000,000	1,037,500

Theaters - 0.1%

AMC Entertainment Holdings, Inc. 5.26% due 06/15/12	370,555	346,469

Total Loans
(cost $10,824,860)		8,869,426

COMMON STOCK - 0.9%
Auto/Truck Parts & Equipment-Original - 0.4%

Accuride Corp.	336,763	454,630
Lear Corp.†	8,342	564,503

		1,019,133

Banks-Commercial - 0.3%

CIT Group, Inc.†	16,401	603,393

Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings†	754	33,741

Energy-Alternate Sources - 0.0%

VeraSun Energy Corp.†(2)(3)	65,000	0

Food-Misc. - 0.1%

Wornick Co.†(2)(3)	3,444	153,396

Gambling (Non-Hotel) - 0.0%

Shreveport Gaming Holdings, Inc.†(2)(3)	2,501	33,151

Gas-Distribution - 0.0%

MXEnergy Holdings, Inc.†(2)(3)	96,187	81,711

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC†(2)(3)(17)	85,612	428

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(2)(3)	13,262	1,658

Multimedia - 0.0%

Haights Cross Communication, Inc.†(2)(3)	10,439	42,434

Paper & Related Products - 0.1%

Caraustar Industries, Inc.†(2)(3)	80	176,036

Retail-Music Store - 0.0%

MTS, Inc.†(2)(3)	3,863	0

Total Common Stock
(cost $2,915,414)		2,145,081

PREFERRED STOCK - 0.1%
Auto/Truck Parts & Equipment-Original - 0.1%

Lear Corp., Series A	4,680	313,560

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC, Class C†(2)(3)(17)	26,117	131

Total Preferred Stock
(cost $205,950)		313,691

WARRANTS† - 0.0%
Auto/Truck Parts & Equipment-Original - 0.0%

Lear Corp. Expires 11/09/14 (strike price $.01)	1,164	83,808

Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings Expires 06/09/14 (strike price $55.31)(2) -	3,658	12,803
Masonite Worldwide Holdings Expires 06/09/16 (strike price $55.31)(2) -	2,743	15,429

		28,232

Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10(2)(3) (strike price $4.31) -	13,811	0

Publishing-Periodicals - 0.0%

The Reader’s Digest Association, Inc. Expires 02/19/14(2)(3)	4,509	0

Total Warrants
(cost $76,972)		112,040

Total Long-Term Investment Securities
(cost $245,886,093)		244,179,470

REPURCHASE AGREEMENT - 1.2%
Repurchase Agreement - 1.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $3,113,003 and collateralized by $3,150,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having approximate value of $3,209,220 (cost $3,113,000)	$3,113,000	3,113,000

TOTAL INVESTMENTS
(cost $248,999,093)(18)	98.1%	247,292,470
Other assets less liabilities	1.9	4,775,837

NET ASSETS	100.0%	$252,068,307

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $71,977,130 representing 28.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $10,356,304 representing 4.1% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(4)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Bond in default

(7)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2010.
(9)	Income may be received in cash or additional shares at the discretion of the issuer.
(10)	Company has filed for Chapter 7 bankruptcy.
(11)	Perpetual maturity – maturity reflects the next call date.
(12)	Bond is in default and did not pay principal at maturity.
(13)	Company has filed bankruptcy in the country of issuance.
(14)	The Fund invests in Senior Loans which generally pay interests at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(15)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(16)	A portion of the intersts is paid in the form of additional bonds/loans.
(17)	Consists of more than one class of securities traded together as a unit.
(18)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,476,655	$—	$1,476,655
U.S. Corporate Bonds & Notes	—	206,002,430	1,169,115	207,171,545
Foreign Corporate Bonds & Notes	—	24,091,032	—	24,091,032
Loans	—	2,821,397	6,048,029	8,869,426
Common Stock	1,656,267	—	488,814	2,145,081
Preferred Stock	313,560	—	131	313,691
Warrants	112,040	—	0	112,040
Repurchase Agreements	—	3,113,000	—	3,113,000

Total	$2,081,867	$237,504,514	$7,706,089	$247,292,470

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 8/31/2009	$98,350	$3,218,031	$5,233,524	$348,147	$261	$0
Accrued discounts/premiums	—	523	101,088	—	—	—
Realized gain(loss)	(137,690)	(1,363,703)	(10)	—	—	—
Change in unrealized appreciation(depreciation)	182,650	1,473,289	(275,705)	(147,195)	(130)	—
Net purchases(sales)	(143,310)	(2,211,183)	989,132	287,862	—	—
Transfers in and/or out of Level 3	—	52,158	—	—	—	—

Balance as of 5/31/2010	$—	$1,169,115	$6,048,029	$488,814	$131	$0

See Notes to Portfolio of Investments

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.3%
Australia - 1.2%

Bendigo and Adelaide Bank, Ltd.	99,404	$711,526
Billabong International, Ltd.	55,275	467,422
carsales.com.au, Ltd.	124,094	528,349
Centamin Egypt, Ltd.†(3)	1,430,383	3,125,699
Centennial Coal Co., Ltd.	117,618	403,596
Crane Group, Ltd.	53,898	404,428
Mineral Resources, Ltd.	75,000	440,098
Premier Investments, Ltd.	20,529	113,540
South Australia Coal Corp.(1)	135,626	11,435
Transfield Services, Ltd.	110,990	355,588

		6,561,681

Austria - 1.2%

bwin Interactive Entertainment AG	31,295	1,461,127
Conwert Immobilien Invest SE	193,374	2,030,083
Oesterreichische Post AG	129,186	2,910,957

		6,402,167

Belgium - 0.9%

Ackermans & van Haaren NV	32,268	1,919,489
Barco NV†	65,209	3,187,218

		5,106,707

Bermuda - 2.3%

China Gas Holdings, Ltd.	1,118,000	557,105
China Yurun Food Group, Ltd.	274,000	740,740
CNPC Hong Kong, Ltd.	930,000	1,285,164
Digital China Holdings, Ltd.	651,000	1,004,960
GP Investments, Ltd. GDR†	1	4
Hiscox, Ltd.(3)	100,508	493,351
Integrated Distribution Services Group, Ltd.	532,000	888,215
Jardine Matheson Holdings, Ltd.	35,600	1,242,288
Lancashire Holdings, Ltd.(3)	504,690	3,488,584
Midland Holdings, Ltd.	670,000	482,726
Omega Insurance Holdings, Ltd.(3)	344,114	534,350
Pacific Basin Shipping, Ltd.	935,000	646,037
Peace Mark Holdings, Ltd.†(1)	686,000	0
Ports Design, Ltd.	203,000	492,744
Skyworth Digital Holdings, Ltd.	136,000	111,610
Texwinca Holdings, Ltd.	284,000	284,496

		12,252,374

Brazil - 1.0%

Aliansce Shopping Centers SA	49,100	293,859
Brookfield Incorporacoes SA	69,900	299,366
Cia Hering	26,000	588,167
EDP - Energias do Brasil SA	28,400	520,829
Even Construtora e Incorporadora SA	120,000	434,866
Iguatemi Empresa de Shopping Centers SA	22,900	376,836
LLX Logistica SA†	65,900	267,761
Localiza Rent a Car SA	30,500	319,863
Marfrig Alimentos SA	42,800	401,386
Odontoprev SA	14,800	450,196
SEB - Sistema Educacional Brasileiro SA	36,500	420,865
Tivit Terceirizacao de Tecnologia e Servicos SA	31,900	307,571
Totvs SA	8,300	591,539

		5,273,104

British Virgin Islands - 0.0%

Playtech, Ltd.(3)	33,088	223,274

Cayman Islands - 2.2%

AAC Acoustic Technologies Holdings, Inc.	822,000	1,165,478
Agile Property Holdings, Ltd.	668,000	719,783
China Dongxiang Group Co.	509,000	341,887
China High Speed Transmission Equipment Group Co., Ltd.	234,000	548,156
China Mengniu Dairy Co., Ltd.	264,000	786,602
Comba Telecom Systems Holdings, Ltd.	299,200	350,445
Daphne International Holdings, Ltd.	2,208,000	2,192,007
E-House China Holdings, Ltd. ADR	9,057	131,960
Fufeng Group, Ltd.	810,000	577,353
HKR International, Ltd.	1,350,400	428,374
KWG Property Holding, Ltd.	1,115,000	630,073
Lee & Man Paper Manufactoring, Ltd.	344,000	271,705
Li Ning Co., Ltd.	163,750	572,023
NetEase.com, Inc. ADR†	10,900	330,924
O-Net Communications Group, Ltd.†	143,000	58,218
Shanda Interactive Entertainment, Ltd. ADR†	9,323	382,336
Shenguan Holdings Group, Ltd.	1,008,000	898,428
SINA Corp.†	11,900	444,703
SPG Land Holdings, Ltd.	1,518,025	647,262
Xinyi Glass Holding Co., Ltd.	540,000	214,990
Yingde Gases Group Co., Ltd.†	417,500	430,562

		12,123,269

Chile - 0.1%

CAP SA	8,000	247,136
Cia Cervecerias Unidas SA	60,000	497,315

		744,451

China - 1.3%

Bank of China, Ltd.	1,420,000	707,593
China Construction Bank Corp.†	1,117,000	903,768
Shandong Chenming Paper Holdings, Ltd.	574,500	442,695
Shandong Weigao Group Medical Polymer Co., Ltd.	40,000	152,830
Weichai Power Co., Ltd.	245,900	1,826,944
Wumart Stores, Inc.	549,000	1,122,480
Zhejiang Expressway Co., Ltd.	818,000	753,244
Zhuzhou CSR Times Electric Co., Ltd.	449,000	904,182

		6,813,736

Cyprus - 0.2%

Globaltrans Investment PLC GDR	73,770	944,256

Czech Republic - 0.1%

Philip Morris CR AS	860	349,155

Denmark - 0.9%

FLSmidth & Co. A/S	58,028	3,643,710
SimCorp A/S	2,910	476,048
TrygVesta A/S	18,508	1,007,715

		5,127,473

Finland - 2.0%

Konecranes Oyj	167,969	4,515,812
Pohjola Bank PLC, Class A	319,880	3,137,964
UPM-Kymmene Oyj	234,472	3,012,071

		10,665,847

France - 8.0%

Euler Hermes SA†	67,063	4,311,641
Eutelsat Communications	106,089	3,475,566
Groupe Eurotunnel SA	243,213	1,883,585
Guyenne et Gascogne SA	24,587	2,266,860
Havas SA	768,037	3,512,230
JC Decaux SA†	120,133	2,867,936
Lagardere SCA	53,990	1,738,228
Sa des Ciments Vicat	20,077	1,348,058
Safran SA	206,601	5,640,777
SCOR SE	143,969	2,815,769
SEB SA	55,690	3,758,439
SOITEC†	356,561	3,348,768
Thales SA	54,121	1,857,544
UBISOFT Entertainment†	91,083	864,396
Virbac SA	36,241	3,519,980

		43,209,777

Germany - 2.3%

Adidas AG	46,712	2,349,752
Aixtron AG	79,338	2,139,813
Bilfinger Berger AG	63,324	3,541,132
Rheinmetall AG	81,053	4,592,337

		12,623,034

Greece - 0.3%

Public Power Corp. SA†	100,492	1,556,539

Guernsey - 0.8%

Tetragon Financial Group, Ltd.	985,150	4,387,718

Hong Kong - 1.5%

Bank of East Asia, Ltd.	33,140	121,300
China Everbright International, Ltd.	4,079,000	1,545,393
China Taiping Insurance Holdings Co., Ltd.†	688,200	2,218,460
Dah Sing Banking Group, Ltd.†	634,400	780,534
Denway Motors, Ltd.	1,562,000	662,001
Hutchison Whampoa, Ltd.	160,000	995,582
Shanghai Industrial Holdings, Ltd.	111,000	466,159
Techtronic Industries Co.	798,000	711,256
Wharf Holdings, Ltd.	121,000	603,726

		8,104,411

Hungary - 0.1%

OTP Bank PLC†	27,000	698,124

India - 0.3%

HDFC Bank, Ltd. ADR	7,600	1,056,400
Jagran Prakashan, Ltd.	174,905	403,830
Sun TV Network, Ltd.	18,901	165,509

		1,625,739

Indonesia - 0.5%

AKR Corporindo Tbk PT	2,572,392	271,958
BW Plantation Tbk PT†	8,701,500	635,423
Perusahaan Gas Negara PT	681,500	289,684
United Tractors Tbk PT	800,166	1,600,332

		2,797,397

Ireland - 2.1%

DCC PLC(3)	237,389	5,475,529
FBD Holdings PLC	447,899	3,507,337
Glanbia PLC(3)	184,300	679,490
Paddy Power PLC(3)	60,103	1,822,043

		11,484,399

Isle of Man - 0.0%

Hansard Global PLC(3)	54,839	138,788

Italy - 3.3%

Azimut Holding SpA	303,427	2,678,160
Banca Popolare di Milano Scarl	753,648	3,205,550
Buzzi Unicem SpA	96,430	1,058,575
DiaSorin SpA	136,303	5,226,112
Gruppo Editoriale L’Espresso SpA†	1,150,428	2,573,883
Piaggio & C SpA	985,263	3,003,736

		17,746,016

Japan - 26.2%

Aica Kogyo Co., Ltd.	184,200	1,948,629
Alpha Systems, Inc.	19,100	362,612
Asahi Diamond Industrial Co., Ltd.	142,000	1,916,708
Axell Corp.	28,600	898,252
Chugoku Marine Paints, Ltd.	231,000	1,652,807
Credit Saison Co., Ltd.	84,200	988,686
Dai-ichi Seiko Co., Ltd.	24,800	823,265
Daiseki Co., Ltd.	62,400	1,272,309
Dena Co., Ltd.	91,500	2,759,309
Disco Corp.	6,700	449,975
Don Quijote Co., Ltd.	63,000	1,657,185
Doshisha Co., Ltd.	25,900	578,398
Ebara Corp.†	210,000	937,942
Eiken Chemical Co., Ltd.	25,200	221,235
en-japan, Inc.	863	1,259,578
Enplas Corp.	29,200	545,387
EPS Co., Ltd.	630	1,501,630
Exedy Corp.	68,500	1,673,317
Ferrotec Corp.	59,200	601,582
Foster Electric Co., Ltd.	27,300	726,202
FP Corp.	46,300	2,286,420
Fuji Machine Manufacturing Co., Ltd.	99,100	1,750,903
Fujimi, Inc.	154,600	2,181,790
Funai Electric Co., Ltd.	16,000	642,634
GS Yuasa Corp.	90,000	615,309
Hajime Construction Co., Ltd.	60,900	2,018,305
Harmonic Drive Systems, Inc.	172	690,831
HIS Co., Ltd.	46,300	871,380
Hitachi Chemical Co., Ltd.	25,600	499,498
IDEC Corp.	46,300	394,788
Internet Initiative Japan, Inc.	225	516,543
Jafco Co., Ltd.	33,600	900,793
Japan Petroleum Exploration Co.	23,200	1,057,844
JVC Kenwood Holdings, Inc.†	2,414,700	1,033,452
Kajima Corp.	771,000	1,819,095
Kakaku.com, Inc.	624	2,321,383

Kawasaki Kisen Kaisha, Ltd.†	662,000	2,687,956
Koito Manufacturing Co., Ltd.	65,000	1,033,580
Komori Corp.	132,000	1,402,206
Konica Minolta Holdings, Inc.	278,500	3,126,535
Kureha Corp.	156,000	775,506
Lintec Corp.	75,600	1,347,319
M3, Inc.	753	2,892,181
Mani, Inc.	26,800	973,476
Mazda Motor Corp.	1,059,000	2,754,272
Micronics Japan Co., Ltd.	169,300	2,452,412
Mitsubishi UFJ Lease & Finance Co., Ltd.	49,010	1,828,631
Mori Seiki Co., Ltd.	211,500	2,139,951
Moshi Moshi Hotline, Inc.	77,800	1,716,082
Nabtesco Corp.	110,000	1,478,738
Nichicon Corp.	38,200	426,331
Nihon M&A Center, Inc.	168	591,802
Nipro Corp.	37,600	702,692
Nishimatsuya Chain Co., Ltd.	105,000	1,065,844
Nissha Printing Co., Ltd.	62,100	1,863,170
Nomura Real Estate Holdings, Inc.	54,600	757,360
NTT Urban Development Corp.	3,659	3,071,753
Ohara, Inc.	76,700	1,115,254
Okuma Corp.†	559,000	3,447,550
Osaka Securities Exchange Co., Ltd.	378	1,860,444
Otsuka Corp.	25,000	1,626,886
Pigeon Corp.	21,000	719,012
Pioneer Corp.†	900,700	3,330,984
Rinnai Corp.	16,800	837,926
Saint Marc Holdings Co., Ltd.	25,200	915,358
Sakai Chemical Industry Co., Ltd.	76,000	315,259
Sanken Electric Co., Ltd.†	105,000	425,185
Sanwa Shutter Corp.	593,000	1,809,097
Sawai Pharmaceutical Co., Ltd.	30,300	2,613,531
SBI Holdings, Inc.	4,819	821,279
Shimadzu Corp.	111,000	811,259
Shin-Etsu Polymer Co., Ltd.	83,000	525,553
Star Micronics Co., Ltd.	325,200	3,272,520
Sumco Corp.†	170,600	3,092,798
Sumitomo Rubber Industries, Ltd.	138,000	1,222,123
Suruga Bank, Ltd.	760,000	6,813,937
Sysmex Corp.	8,400	483,951
T-Gaia Corp.	378	549,215
Taiheiyo Cement Corp.†	2,067,000	2,744,658
Taiko Pharmaceutical Co., Ltd.	23,500	427,578
Taiyo Ink Manufacturing Co., Ltd.	51,100	1,293,692
Taiyo Nippon Sanso Corp.	109,000	857,646
The Japan Steel Works, Ltd.	130,000	1,234,019
THK Co., Ltd.	47,600	975,767
Tokyo Seimitsu Co., Ltd.†	87,100	1,322,869
Tokyu Livable, Inc.	96,600	867,147
Toridoll.corp.	626	1,143,802
Toshiba Machine Co., Ltd.	432,000	1,758,815
Toshiba Plant Systems & Services Corp.	86,000	1,074,941
Towa Corp.†	98,300	799,345
Toyo Tanso Co., Ltd.	24,000	1,082,469
TS Tech Co., Ltd.	62,600	1,064,114
Tsugami Corp.	100,000	668,313
Union Tool Co.	129,800	3,375,868
Village Vanguard Co., Ltd.	197	864,746
Works Applications Co., Ltd.	1,943	1,034,134
Yamaguchi Financial Group, Inc.	95,000	910,123
Yamaha Motor Co., Ltd.†	247,400	3,581,022
Yamatake Corp.	49,400	1,209,995

		142,363,957

Jersey - 1.7%

Beazley PLC(3)	255,889	420,132
Charter International PLC(3)	432,925	4,371,371
United Business Media, Ltd.(3)	449,184	3,321,831
West China Cement, Ltd.†(3)	140,667	1,035,514

		9,148,848

Luxembourg - 1.3%

Acergy SA	220,340	3,209,678
GlobeOp Financial Services(3)	47,289	188,714
Millicom International Cellular SA	46,776	3,738,806

		7,137,198

Malaysia - 0.1%

IJM Corp. BHD	402,160	589,399

Mauritius - 0.1%

Golden Agri-Resources, Ltd.	1,195,474	435,448

Mexico - 0.3%

Corp GEO SAB de CV, Series B†	137,200	389,054
Genomma Lab Internacional SA de CV†	153,900	485,059
Industrias CH SAB de CV†	129,300	442,788
Mexichem SAB de CV	190,800	513,550

		1,830,451

Netherlands - 2.2%

ASM International NV†	114,977	2,394,321
Koninklijke Bam Groep NV	127,248	810,286
Koninklijke Vopak NV	90,948	3,462,520
SBM Offshore NV	167,032	2,648,789
SNS Reaal NV†	289,169	1,429,011
X5 Retail Group NV GDR†	38,367	1,239,169

		11,984,096

Norway - 1.8%

Aker Solutions ASA	339,733	4,733,472
Orkla ASA	218,000	1,512,957
Sparebank 1 SR Bank	453,700	3,325,557

		9,571,986

Panama - 0.1%

Copa Holdings SA, Class A	10,100	515,100
Intergroup Financial Services Corp.	12,300	255,225

		770,325

Papua New Guinea - 0.1%

New Britain Palm Oil, Ltd.(3)	58,804	437,702

Philippines - 0.4%

Filinvest Land, Inc.	30,610,000	608,628
Metro Pacific Investments Corp.†	5,639,000	359,521

Security Bank Corp.	882,800	1,173,378

		2,141,527

Portugal - 0.3%

Portucel Empresa Produtora de Pasta e Papel SA	744,592	1,803,194

Russia - 0.1%

Pharmstandard GDR†	33,088	746,796

Singapore - 0.8%

Cambridge Industrial Trust	1,787,000	599,857
Ezra Holdings, Ltd.	246,000	307,467
Fortune Real Estate Investment Trust	1,540,000	676,410
Goodpack, Ltd.	764,000	802,114
SIA Engineering Co., Ltd.	233,000	620,712
Venture Corp., Ltd.	245,000	1,518,838

		4,525,398

South Africa - 0.4%

Aspen Pharmacare Holdings, Ltd.†	157,700	1,629,464
Impala Platinum Holdings, Ltd.	17,000	424,767

		2,054,231

South Korea - 2.1%

Cheil Industries, Inc.	9,075	630,410
Daegu Bank	48,610	572,232
Glovis Co., Ltd.	3,775	401,992
Hyundai Mobis	10,181	1,685,519
Intelligent Digital Integrated Security	33,905	425,923
Korea Investment Holdings Co., Ltd.	16,890	442,619
Korean Reinsurance Co.	30,283	224,222
LG Electronics, Inc.	2,361	204,277
LG Household & Health Care, Ltd.	3,751	995,469
Samsung Electronics Co., Ltd.	2,989	1,929,647
Samsung Fire & Marine Insurance Co. Ltd.	4,277	631,579
Shinhan Financial Group Co., Ltd.	17,430	629,328
SODIFF Advanced Materials Co., Ltd.	12,855	1,133,621
Sungwoo Hitech Co., Ltd.	41,848	626,668
Synopex, Inc.†	117,934	371,360
Taewoong Co., Ltd.	11,572	510,240

		11,415,106

Spain - 2.0%

Antena 3 de Television SA	303,676	1,874,011
Iberia Lineas Aereas de Espana SA†	592,681	1,624,740
Obrascon Huarte Lain SA	168,973	4,279,002
Vueling Airlines SA†	249,567	2,816,357

		10,594,110

Sweden - 1.4%

AarhusKarlshamn AB	137,013	2,495,843
Husqvarna AB, Class B	424,367	2,641,868
Intrum Justitia AB	244,822	2,472,396

		7,610,107

Switzerland - 4.9%

Acino Holding AG	14,770	1,578,278
Aryzta AG	57,674	1,881,298
Banque Cantonale Vaudoise	9,959	3,856,070
Clariant AG†	253,557	2,957,342
EFG International AG	323,318	4,573,869
Gategroup Holding AG†	34,142	974,853
Nobel Biocare Holding AG	92,510	1,740,941
Sonova Holding AG	42,486	4,606,096
Sulzer AG	55,011	4,581,275

		26,750,022

Taiwan - 1.6%

Advantech Co., Ltd.	122,000	258,348
Chicony Electronics Co., Ltd.	248,819	610,179
China Life Insurance Co., Ltd.†	890,000	698,749
Delta Electronics, Inc.	144,000	452,674
Everlight Electronics Co., Ltd.	197,195	539,094
Hon Hai Precision Industry Co., Ltd. GDR†	73,400	621,698
InnoLux Display Corp.	247,370	282,034
Polaris Securities Co., Ltd.†	757,000	317,291
Simplo Technology Co., Ltd.	141,600	799,462
St Shine Optical Co., Ltd.	140,000	1,020,332
Ta Chong Bank Co., Ltd.†	3,186,000	602,918
Transcend Information, Inc.	83,813	220,740
Wah Lee Industrial Corp.	622,000	882,318
Wistron Corp.	324,985	540,795
Yageo Corp.	2,442,000	1,080,835

		8,927,467

Thailand - 0.5%

BEC World PCL(2)	956,100	691,121
Big C Supercenter PCL(2)	392,200	563,991
Kasikornbank PCL	326,000	902,492
Thoresen Thai Agencies PCL	265,630	193,646
TMB Bank PCL†(2)	8,949,600	366,132

		2,717,382

Turkey - 0.6%

BIM Birlesik Magazalar AS GDR	55,200	1,448,704
Turk Hava Yollari†	562,000	1,573,278

		3,021,982

United Kingdom - 14.6%

Abbey Protection PLC	222,241	258,288
Advanced Medical Solutions Group PLC†(3)	364,420	217,055
Afren PLC†(3)	280,513	380,233
Alternative Networks PLC	46,180	89,898
Amlin PLC(3)	90,269	490,911
Aveva Group PLC(3)	17,097	290,513
Avocet Mining PLC†(3)	198,522	365,197
Axis-Shield PLC†(3)	66,174	260,740
Babcock International Group PLC(3)	109,895	912,661
Brewin Dolphin Holdings PLC	46,232	84,959
Britvic PLC(3)	562,938	3,760,679
BTG PLC†(3)	168,350	428,880
Caretech Holdings PLC(3)	34,835	188,269
Carillion PLC(3)	162,329	744,806
Chemring Group PLC(3)	142,869	6,568,714
Cohort PLC(3)	140,659	212,222

Connaught PLC(3)	217,637	1,007,215
CPP Group PLC†	73,899	273,760
Croda International PLC(3)	385,020	5,310,402
CVS Group PLC†(3)	210,165	499,890
Dana Petroleum PLC†(3)	191,347	2,913,425
Datacash Group PLC(3)	102,812	330,372
Davis Service Group PLC(3)	40,471	227,994
Dechra Pharmaceuticals PLC(3)	129,090	779,138
Devro PLC(3)	70,214	172,239
Dignity PLC(3)	117,335	1,063,524
Domino Printing Sciences PLC(3)	118,905	677,614
E2V Technologies PLC†(3)	174,211	131,549
eaga PLC(3)	211,981	398,051
Education Development International PLC(3)	110,000	174,105
EMIS Group PLC†	55,245	303,171
Energybuild Group PLC†(3)	558,122	174,054
Fenner PLC(3)	368,501	1,055,604
Fidessa Group PLC(3)	20,291	378,891
Filtrona PLC(3)	122,221	349,335
G4S PLC	1,035,200	3,865,942
Group NBT PLC(3)	40,452	160,026
Gulfsands Petroleum PLC†(3)	86,276	325,483
H&T Group PLC(3)	53,427	201,731
Hargreaves Services PLC(3)	19,188	169,963
Headlam Group PLC(3)	50,311	174,228
Healthcare Locums PLC(3)	123,584	407,501
Hill & Smith Holdings PLC(3)	72,381	356,210
Homeserve PLC(3)	57,302	1,752,440
Hunting PLC(3)	26,276	190,776
IG Group Holdings PLC(3)	874,943	4,815,737
Immunodiagnostic Systems Holdings PLC(3)	43,116	383,178
Intec Telecom Systems PLC(3)	275,292	236,323
James Halstead PLC(3)	30,092	262,668
JD Wetherspoon PLC(3)	102,698	641,178
Kazakhmys PLC(3)	166,468	2,853,612
Keller Group PLC(3)	20,068	175,315
Laird PLC(3)	100,769	174,891
Latchways PLC	12,500	123,030
Low & Bonar PLC(3)	211,874	94,071
Marston’s PLC(3)	167,481	229,499
May Gurney Integrated Services PLC(3)	189,341	556,123
Mears Group PLC(3)	229,510	964,766
Melrose PLC(3)	209,849	672,616
Micro Focus International PLC(3)	71,204	490,888
Microgen PLC(3)	40,000	48,271
Millennium & Copthorne Hotels PLC(3)	385,394	2,308,655
Mitie Group PLC(3)	216,919	719,551
Morson Group PLC(3)	133,571	177,515
Mouchel Group PLC(3)	256,344	669,457
N Brown Group PLC(3)	149,289	544,557
Northgate PLC†(3)	105,528	281,039
Pace PLC(3)	131,207	300,536
PayPoint PLC(3)	87,675	361,428
Phoenix IT Group, Ltd.(3)	137,928	460,590
Premier Oil PLC†(3)	233,407	3,943,577
PZ Cussons PLC(3)	95,173	399,216
RM PLC(3)	279,443	713,113
Rotork PLC(3)	18,862	374,267
RPS Group PLC(3)	108,942	303,295
RWS Holdings PLC(3)	122,935	522,684
Salamander Energy PLC†(3)	99,005	327,723
SDL PLC†(3)	38,956	247,586
Serco Group PLC(3)	153,713	1,360,276
Spectris PLC(3)	21,369	254,303
Spirax-Sarco Engineering PLC(3)	18,752	388,278
St James’s Place PLC(3)	917,620	3,300,183
Synergy Health PLC(3)	255,586	2,133,954
Ultra Electronics Holdings PLC(3)	19,082	434,174
Valiant Petroleum PLC†(3)	27,383	252,466
Vedanta Resources PLC(3)	92,676	3,101,449
Victrex PLC(3)	15,775	241,183
VT Group PLC(3)	213,141	2,294,674
Xchanging PLC(3)	322,213	844,924

		79,061,477

United States - 2.1%

AsiaInfo Holdings, Inc.†	61,200	1,311,516
Autoliv, Inc.†	101,934	4,841,865
Central European Distribution Corp.†	23,400	598,104
Virgin Media, Inc.	300,090	4,849,454

		11,600,939

Total Common Stock
(cost $538,762,652)		534,198,584

PREFERRED STOCK - 0.5%
Brazil - 0.3%

Banco ABC Brasil SA	65,700	431,086
Parana Banco SA	64,800	319,508
Suzano Papel e Celulose SA	42,250	371,174
Ultrapar Participacoes SA	11,800	529,923

		1,651,691

South Korea - 0.2%

Hyundai Motor Co.	22,858	1,055,410

Total Preferred Stock
(cost $2,619,527)		2,707,101

WARRANTS - 0.0%
Mauritius - 0.0%

Golden Agri-Resources, Ltd. Expires 07/24/12 (strike price 0.54 SGD)†
(cost $0)	52,061	3,718

Total Long-Term Investment Securities
(cost $541,382,179)		536,909,403

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $795,001 and collateralized by $805,000 of United States Treasury Notes, bearing interest at 2.50%, due 04/30/15 and having an approximate value of $820,134	$795,000	795,000
(cost $795,000)

TOTAL INVESTMENTS -	99.0%	537,704,403
(cost $542,177,179) (4)
Other assets less liabilities	1.0	5,507,303

NET ASSETS -	100.0%	$543,211,706

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $99,818,801 representing 18.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(4)	See Note 5 for cost of investments on a tax basis.

ADR -	American Depository Receipt
GDR -	Global Depository Receipt

Currency Legend

SGD  - Singapore Dollar

Industry Allocation*

Banks-Commercial	6.5%
Electronic Components-Misc.	3.9
Machinery-General Industrial	3.0
Auto/Truck Parts & Equipment-Original	2.0
Chemicals-Diversified	2.0
Diversified Manufacturing Operations	2.0
Insurance-Property/Casualty	1.9
Oil Companies-Exploration & Production	1.9
Electronic Components-Semiconductors	1.9
Medical Products	1.9
Building-Heavy Construction	1.8
Transport-Services	1.5
Distribution/Wholesale	1.5
Machinery-Electrical	1.5
Diversified Operations	1.3
Building & Construction-Misc.	1.3
Finance-Other Services	1.3
Airlines	1.2
Advertising Services	1.2
Real Estate Operations & Development	1.2
Building Products-Cement	1.1
Electronics-Military	1.1
Oil-Field Services	1.1
Paper & Related Products	1.1
Chemicals-Specialty	1.1
Diagnostic Kits	1.0
Audio/Video Products	1.0
Electronic Measurement Instruments	0.9
Food-Retail	0.9
Telecom Services	0.9
Medical-Generic Drugs	0.9
Food-Misc.	0.9
Retail-Apparel/Shoe	0.9
Insurance-Life/Health	0.8
Semiconductor Equipment	0.8
Investment Companies	0.8
Auto-Cars/Light Trucks	0.8
Aerospace/Defense	0.8
Financial Guarantee Insurance	0.8
Veterinary Products	0.8
Cellular Telecom	0.8
Real Estate Management/Services	0.8
E-Commerce/Services	0.7
Public Thoroughfares	0.7
Security Services	0.7
Transport-Marine	0.7
Machine Tools & Related Products	0.7
Beverages-Non-alcoholic	0.7
Appliances	0.7
Machinery-Material Handling	0.7
Recreational Vehicles	0.7
Satellite Telecom	0.6
Internet Connectivity Services	0.6
Publishing-Periodicals	0.6
Gambling (Non-Hotel)	0.6
Photo Equipment & Supplies	0.6
Metal-Diversified	0.6
Consulting Services	0.6
Medical-Drugs	0.6
Insurance-Reinsurance	0.6
Motorcycle/Motor Scooter	0.6
Publishing-Newspapers	0.5
Miscellaneous Manufacturing	0.5
Building-Maintance & Services	0.5
Metal-Copper	0.5
Internet Content-Information/News	0.5
Transport-Rail	0.5
Building-Residential/Commercial	0.5
Television	0.5
Commercial Services	0.5
Investment Management/Advisor Services	0.5
Consumer Products-Misc.	0.5
Insurance-Multi-line	0.5
Commercial Services-Finance	0.5
Athletic Footwear	0.4
Hotels/Motels	0.4
Containers-Paper/Plastic	0.4
Engineering/R&D Services	0.4
Advanced Materials	0.4
Retail-Discount	0.4
Computers-Periphery Equipment	0.4
Medical Labs & Testing Services	0.4
Cosmetics & Toiletries	0.4
Electric-Integrated	0.4
Retail-Restaurants	0.4
Auto/Truck Parts & Equipment-Replacement	0.4
Tools-Hand Held	0.4
Food-Baking	0.3
Finance-Leasing Companies	0.3
Building Products-Doors & Windows	0.3
Extended Service Contracts	0.3
Electric Products-Misc.	0.3
Multimedia	0.3
Direct Marketing	0.3
Diversified Financial Services	0.3
Coatings/Paint	0.3
Applications Software	0.3
Computers-Integrated Systems	0.3
Machinery-Construction & Mining	0.3
Alternative Waste Technology	0.3
Agricultural Operations	0.3
Food-Dairy Products	0.3
Banks-Money Center	0.3
Enterprise Software/Service	0.3
Batteries/Battery Systems	0.3
Machinery-Print Trade	0.3
Internet Infrastructure Software	0.2
Rubber/Plastic Products	0.2
Food-Meat Products	0.2
Medical Instruments	0.2
Industrial Gases	0.2
Real Estate Investment Trusts	0.2
Rubber-Tires	0.2
Retail-Hypermarkets	0.2
Funeral Services & Related Items	0.2
Petrochemicals	0.2
Optical Supplies	0.2
Computer Services	0.2
Power Converter/Supply Equipment	0.2
Finance-Credit Card	0.2
Machinery-Pumps	0.2
Metal Processors & Fabrication	0.2
Venture Capital	0.2
Educational Software	0.2
Textile-Products	0.2
Travel Services	0.2
Retail-Bookstores	0.2
Entertainment Software	0.2
Building Products-Air & Heating	0.2
Electronic Connectors	0.2
Internet Financial Services	0.2
Transactional Software	0.1
Transport-Equipment & Leasing	0.1
Computers	0.1
Repurchase Agreements	0.1

Web Portals/ISP	0.1
Building & Construction Products-Misc.	0.1
Brewery	0.1
Transport-Truck	0.1
Retail-Pubs	0.1
Rental Auto/Equipment	0.1
Beverages-Wine/Spirits	0.1
Coal	0.1
Human Resources	0.1
Pipelines	0.1
Retail-Catalog Shopping	0.1
Veterinary Diagnostics	0.1
Apparel Manufacturers	0.1
Mining Services	0.1
Capacitors	0.1
Industrial Audio & Video Products	0.1
Platinum	0.1
Schools	0.1
Finance-Investment Banker/Broker	0.1
Energy-Alternate Sources	0.1
Internet Content-Entertainment	0.1
Instruments-Controls	0.1
Gold Mining	0.1
Communications Software	0.1
Water	0.1
Wireless Equipment	0.1
Chemicals-Plastics	0.1
Tobacco	0.1
Medical Information Systems	0.1
Gas-Distribution	0.1

99.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$43,209,777	$—		$—	$43,209,777
Japan	142,363,957	—		—	142,363,957
Switzerland	—	—		—	—
United Kingdom	4,999,048	74,062,429	#	—	79,061,477
Other Countries*	242,174,322	27,377,616	#	11,435	269,563,373
Preferred Stock	2,707,101	—		—	2,707,101
Warrants	3,718	—		—	3,718
Repurchase Agreement	—	795,000		—	795,000

Total	$435,457,923	$102,235,045		$11,435	$537,704,403

*        Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

#        Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $99,818,801 representing 18.4% of net sets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock
Balance as of 8/31/2009	$16,643
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	11,177
Net purchases(sales)	(16,385)
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$11,435

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 98.9%
Aerospace/Defense - 0.3%

The Boeing Co.	7,500	$481,350

Airlines - 0.5%

Southwest Airlines Co.	60,800	756,352

Appliances - 0.9%

Whirlpool Corp.	13,000	1,357,720

Auto-Cars/Light Trucks - 0.8%

Ford Motor Co.†	109,300	1,282,089

Auto-Heavy Duty Trucks - 0.9%

Oshkosh Corp.†	38,100	1,353,693

Auto/Truck Parts & Equipment-Original - 0.4%

Autoliv, Inc.†	12,000	570,000

Banks-Commercial - 0.8%

Fulton Financial Corp.	118,700	1,181,065

Banks-Super Regional - 4.0%

PNC Financial Services Group, Inc.	35,444	2,224,111
US Bancorp	35,604	853,072
Wells Fargo & Co.	111,194	3,190,156

		6,267,339

Cable/Satellite TV - 0.7%

Comcast Corp., Class A	57,400	1,038,366

Chemicals-Diversified - 0.6%

PPG Industries, Inc.	13,700	877,759

Chemicals-Specialty - 2.0%

Ashland, Inc.	16,800	900,648
Cabot Corp.	26,900	753,469
Cytec Industries, Inc.	17,300	739,229
Lubrizol Corp.	8,900	788,273

		3,181,619

Computers - 1.5%

Hewlett-Packard Co.	30,200	1,389,502
International Business Machines Corp.	7,400	926,924

		2,316,426

Computers-Memory Devices - 2.1%

EMC Corp.†	99,300	1,848,966

Seagate Technology†	92,300	1,417,728

		3,266,694

Consumer Products-Misc. - 0.7%

Jarden Corp.	35,900	1,045,049

Cosmetics & Toiletries - 1.4%

The Estee Lauder Cos., Inc., Class A	25,600	1,491,712
The Procter & Gamble Co.	12,531	765,519

		2,257,231

Distribution/Wholesale - 0.9%

Tech Data Corp.†	33,700	1,369,905

Diversified Banking Institutions - 9.6%

Bank of America Corp.	334,146	5,259,458
Citigroup, Inc.†	545,200	2,158,992
JPMorgan Chase & Co.	127,331	5,039,761
The Goldman Sachs Group, Inc.	17,498	2,524,261

		14,982,472

Diversified Manufacturing Operations - 5.9%

Carlisle Cos., Inc.	19,000	738,910
Eaton Corp.	16,300	1,140,185
General Electric Co.	274,286	4,484,576
Ingersoll-Rand PLC	18,700	697,697
Parker Hannifin Corp.	35,200	2,163,392

		9,224,760

Electric-Integrated - 3.4%

DTE Energy Co.	54,200	2,466,642
Integrys Energy Group, Inc.	35,700	1,614,354
OGE Energy Corp.	32,600	1,187,944

		5,268,940

Electronic Components-Misc. - 0.5%

Garmin, Ltd.†	23,500	789,130

Electronic Components-Semiconductors - 1.7%

Intel Corp.	122,500	2,623,950

Electronic Connectors - 0.7%

Thomas & Betts Corp.†	30,188	1,157,408

Finance-Credit Card - 1.6%

American Express Co.	60,900	2,428,083

Food-Canned - 1.1%

Del Monte Foods Co.	119,900	1,748,142

Food-Confectionery - 1.0%

The Hershey Co.	34,100	1,595,880

Food-Meat Products - 1.3%

Tyson Foods, Inc., Class A	112,400	1,975,992

Food-Misc. - 1.0%

Corn Products International, Inc.	35,500	1,183,925
Kraft Foods, Inc., Class A	16,100	460,460

		1,644,385

Gas-Distribution - 2.0%

Energen Corp.	34,000	1,505,180
NiSource, Inc.	111,000	1,660,560

		3,165,740

Hospital Beds/Equipment - 1.1%

Hill-Rom Holdings, Inc.	26,500	738,820
Kinetic Concepts, Inc.†	24,900	1,030,860

		1,769,680

Hotel/Motels - 0.4%

Wyndham Worldwide Corp.	28,300	667,880

Insurance-Life/Health - 2.7%

Aflac, Inc.	17,500	775,250
Prudential Financial, Inc.	25,800	1,488,918
StanCorp Financial Group, Inc.	13,300	569,107
Torchmark Corp.	28,200	1,453,146

		4,286,421

Insurance-Multi-line - 0.8%

American Financial Group, Inc.	44,900	1,252,710

Insurance-Reinsurance - 1.4%

Reinsurance Group of America, Inc.	26,700	1,254,099
RenaissanceRe Holdings, Ltd.	16,800	908,208

		2,162,307

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.	21,400	1,300,264

Medical-Drugs - 2.9%

Endo Pharmaceuticals Holdings, Inc.†	37,900	793,626
Merck & Co., Inc.	21,000	707,490
Pfizer, Inc.	200,327	3,050,980

		4,552,096

Medical-HMO - 2.2%

Humana, Inc.†	29,800	1,372,290
UnitedHealth Group, Inc.	71,400	2,075,598

		3,447,888

Medical-Wholesale Drug Distribution - 2.0%

AmerisourceBergen Corp.	44,700	1,398,216
Cardinal Health, Inc.	49,500	1,707,255

		3,105,471

Metal Processors & Fabrication - 0.8%

Timken Co.	41,200	1,186,148

Multimedia - 1.0%

The Walt Disney Co.	29,900	999,258
Time Warner, Inc.	17,704	548,647

		1,547,905

Office Automation & Equipment - 0.5%

Xerox Corp.	76,500	712,215

Oil & Gas Drilling - 1.2%

Nabors Industries, Ltd.†	40,000	761,200

Unit Corp.†	27,600	1,128,564

		1,889,764

Oil Companies-Exploration & Production - 4.0%

Apache Corp.	9,000	805,860
Cimarex Energy Co.	12,400	911,152
Newfield Exploration Co.†	19,400	1,009,964
Occidental Petroleum Corp.	22,407	1,848,801
XTO Energy, Inc.	38,500	1,645,490

		6,221,267

Oil Companies-Integrated - 6.4%

Chevron Corp.	47,052	3,475,731
ConocoPhillips	25,419	1,318,230
Exxon Mobil Corp.	86,383	5,222,716

		10,016,677

Oil Field Machinery & Equipment - 0.7%

National Oilwell Varco, Inc.	29,300	1,117,209

Oil-Field Services - 1.1%

Oil States International, Inc.†	34,400	1,342,976
Schlumberger, Ltd.	8,000	449,200

		1,792,176

Paper & Related Products - 0.6%

International Paper Co.	42,600	989,598

Pipelines - 1.3%

Oneok, Inc.	44,200	1,965,574

Power Converter/Supply Equipment - 0.5%

Hubbell, Inc., Class B	19,900	848,735

Printing-Commercial - 0.6%

R.R. Donnelley & Sons Co.	47,900	917,764

Publishing-Newspapers - 0.3%

Gannett Co., Inc.	28,800	447,552

Real Estate Investment Trusts - 1.4%

Annaly Capital Management, Inc.	68,227	1,157,130
Simon Property Group, Inc.	11,700	994,851

		2,151,981

Retail-Apparel/Shoe - 3.3%

Foot Locker, Inc.	56,200	837,942
Limited Brands, Inc.	85,900	2,135,474
Ross Stores, Inc.	41,200	2,158,880

		5,132,296

Retail-Building Products - 0.5%

Home Depot, Inc.	21,900	741,534

Retail-Discount - 1.3%

Big Lots, Inc.†	55,500	1,960,815

Retail-Mail Order - 0.4%

Williams-Sonoma, Inc.	19,800	591,624

Retail-Major Department Stores - 1.0%

J.C. Penney Co., Inc.	24,100	662,509
TJX Cos., Inc.	18,400	836,464

		1,498,973

Retail-Regional Department Stores - 0.9%

Macy’s, Inc.	64,300	1,428,103

Savings & Loans/Thrifts - 1.6%

First Niagara Financial Group, Inc.	39,600	523,116
New York Community Bancorp, Inc.	118,700	1,905,135

		2,428,251

Steel-Producers - 0.3%

Reliance Steel & Aluminum Co.	9,100	417,781

Telecommunication Equipment - 1.3%

Harris Corp.	43,100	2,021,821

Telephone-Integrated - 3.0%

AT&T, Inc.	135,910	3,302,613
Verizon Communications, Inc.	52,354	1,440,782

		4,743,395

Tools-Hand Held - 1.0%

Snap-On, Inc.	33,700	1,489,540

Toys - 0.7%

Mattel, Inc.	53,500	1,158,810

X-Ray Equipment - 0.6%

Hologic, Inc.†	60,300	898,470

Total Long-Term Investment Securities
(cost $151,908,242)		154,068,234

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

VALIC Co. I Money Market I Fund (1)
(cost $1,558,624)	1,558,624	1,558,624

TOTAL INVESTMENTS
(cost $153,466,866) (2)	99.9%	155,626,858
Other assets less liabilities	0.1	180,084

NET ASSETS	100.0%	$155,806,942

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (See Note 4).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$14,982,472	$—	$—	$14,982,472
Diversified Manufacturing Operations	9,224,760	—	—	9,224,760
Oil Companies - Integrated	10,016,677	—	—	10,016,677
Other Industries*	119,844,325	—	—	119,844,325
Short-Term Investment Securities:
Registered Investment Companies	—	1,558,624	—	1,558,624

Total	$154,068,234	$1,558,624	$—	$155,626,858

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.6%
Aerospace/Defense-Equipment - 1.3%

BE Aerospace, Inc.†	84,297	$2,286,135

Apparel Manufacturers - 3.8%

Carter’s, Inc.†	62,504	1,910,122
Coach, Inc.	53,981	2,219,159
Hanesbrands, Inc.†	96,257	2,625,891

		6,755,172

Applications Software - 1.2%

Check Point Software Technologies, Ltd.†	71,474	2,192,108

Auction House/Art Dealers - 1.0%

KAR Auction Services, Inc.†	134,175	1,870,399

Auto/Truck Parts & Equipment-Original - 1.1%

BorgWarner, Inc.†	53,110	1,978,879

Batteries/Battery Systems - 0.8%

Energizer Holdings, Inc.†	25,876	1,453,972

Casino Hotels - 1.2%

MGM Resorts International†	172,084	2,144,167

Casino Services - 0.9%

International Game Technology	81,728	1,599,417

Chemicals-Specialty - 2.3%

Albemarle Corp.	49,510	2,131,900
Lubrizol Corp.	23,356	2,068,641

		4,200,541

Coal - 1.7%

Massey Energy Co.	38,581	1,277,802
Walter Energy, Inc.	22,375	1,775,009

		3,052,811

Commercial Services - 2.0%

Alliance Data Systems Corp.†	50,639	3,578,152

Computer Aided Design - 1.5%

Autodesk, Inc.†	91,165	2,667,488

Computer Services - 2.4%

Cognizant Technology Solutions Corp., Class A†	38,609	1,931,994
IHS, Inc., Class A†	44,087	2,281,943

		4,213,937

Computers-Memory Devices - 0.9%

NetApp, Inc.†	43,140	1,625,515

Cosmetics & Toiletries - 1.0%

The Estee Lauder Cos., Inc., Class A	30,521	1,778,459

Dialysis Centers - 1.0%

Fresenius Medical Care AG & Co. KGaA	35,981	1,818,355

Distribution/Wholesale - 2.2%

Fastenal Co.	35,735	1,802,474
LKQ Corp.†	111,436	2,052,651

		3,855,125

Diversified Manufacturing Operations - 1.5%

Cooper Industries PLC, Class A	55,788	2,620,362

Electronic Components-Misc. - 0.5%

Jabil Circuit, Inc.	64,037	876,667

Electronic Components-Semiconductors - 4.7%

Altera Corp.	39,665	934,904
Avago Technologies, Ltd.†	129,682	2,677,933
Broadcom Corp., Class A	43,322	1,495,475
QLogic Corp.†	47,027	852,129
Rovi Corp.†	37,608	1,404,283
Xilinx, Inc.	41,219	1,007,805

		8,372,529

Electronic Connectors - 1.3%

Amphenol Corp., Class A	53,610	2,273,064

Electronic Forms - 1.5%

Adobe Systems, Inc.†	84,331	2,705,338

Engineering/R&D Services - 2.3%

Foster Wheeler AG†	67,489	1,620,411
The Shaw Group, Inc.†	73,090	2,493,100

		4,113,511

Finance-Credit Card - 1.5%

Discover Financial Services	194,063	2,610,147

Financial Guarantee Insurance - 0.5%

Assured Guaranty, Ltd.	56,168	943,622

Food-Confectionery - 1.0%

The Hershey Co.	38,874	1,819,303

Hotel/Motels - 1.1%

Orient-Express Hotels, Ltd., Class A†	204,018	2,058,542

Human Resources - 0.9%

Robert Half International, Inc.	62,369	1,577,312

Insurance-Life/Health - 1.1%

Lincoln National Corp.	75,613	2,000,720

Insurance-Multi-line - 1.4%

Genworth Financial, Inc., Class A†	158,601	2,472,590

Internet Infrastructure Software - 1.0%

TIBCO Software, Inc.†	156,694	1,787,879

Investment Management/Advisor Services - 1.6%

Affiliated Managers Group, Inc.†	41,022	2,939,226

Machine Tools & Related Products - 1.3%

Kennametal, Inc.	84,923	2,395,678

Machinery-Construction & Mining - 1.1%

Bucyrus International, Inc.	37,812	2,025,211

Machinery-Electrical - 1.2%

Baldor Electric Co.	61,332	2,203,659

Machinery-Pumps - 1.2%

Flowserve Corp.	23,055	2,192,530

Medical Instruments - 0.8%

NuVasive, Inc.†	37,773	1,483,346

Medical Products - 1.4%

American Medical Systems Holdings, Inc.†	94,639	2,135,056
CareFusion Corp.†	14,805	376,343

		2,511,399

Medical-Biomedical/Gene - 2.3%

Human Genome Sciences, Inc.†	35,569	880,689
Life Technologies Corp.†	35,819	1,793,099
United Therapeutics Corp.†	29,132	1,492,141

		4,165,929

Medical-Drugs - 1.0%

Shire PLC(2)	87,184	1,797,226

Medical-HMO - 1.9%

Aetna, Inc.	42,405	1,236,530
AMERIGROUP Corp.†	59,062	2,121,507

		3,358,037

Networking Products - 1.0%

Juniper Networks, Inc.†	67,732	1,803,026

Non-Hazardous Waste Disposal - 1.0%

Republic Services, Inc.	61,923	1,803,198

Oil Companies-Exploration & Production - 4.7%

Atlas Energy, Inc.†	62,224	1,921,477
Concho Resources, Inc.†	35,747	1,860,631
Continental Resources, Inc.†	68,192	3,215,935
Plains Exploration & Production Co.†	67,399	1,489,518

		8,487,561

Oil-Field Services - 1.4%

Key Energy Services, Inc.†	253,701	2,425,382

Pharmacy Services - 1.1%

Express Scripts, Inc.†	20,127	2,024,776

Private Corrections - 0.9%

Corrections Corp. of America†	84,400	1,679,560

Real Estate Management/Services - 1.8%

Jones Lang LaSalle, Inc.	43,152	3,220,002

Research & Development - 1.2%

Pharmaceutical Product Development, Inc.	80,724	2,166,632

Retail-Apparel/Shoe - 1.5%

American Eagle Outfitters, Inc.	165,428	2,167,107
Rue21, Inc.†	14,134	479,849

		2,646,956

Retail-Auto Parts - 1.1%

O’Reilly Automotive, Inc.†	37,146	1,895,189

Retail-Automobile - 0.9%

Copart, Inc.†	45,969	1,650,287

Retail-Major Department Stores - 1.0%

J.C. Penney Co., Inc.	64,299	1,767,579

Retail-Perfume & Cosmetics - 1.2%

Ulta Salon Cosmetics & Fragrance, Inc.†	81,212	2,077,403

Retail-Regional Department Stores - 1.5%

Macy’s, Inc.	119,269	2,648,964

Retail-Restaurants - 1.4%

Texas Roadhouse, Inc., Class A†	173,152	2,528,019

Retirement/Aged Care - 0.5%

Brookdale Senior Living, Inc.†	48,351	850,494

Schools - 3.7%

Capella Education Co.†	32,201	2,766,388
Grand Canyon Education, Inc.†	66,480	1,632,749
ITT Educational Services, Inc.†	21,617	2,182,020

		6,581,157

Semiconductor Components-Integrated Circuits - 0.4%

Marvell Technology Group, Ltd.†	35,178	667,678

Semiconductor Equipment - 0.5%

ASML Holding NV	30,694	888,969

Soap & Cleaning Preparation - 0.5%
Church & Dwight Co., Inc.	13,725	903,242

Telecom Equipment-Fiber Optics - 1.0%

Finisar Corp.†	123,423	1,876,030

Telecommunication Equipment - 1.3%

Tellabs, Inc.	255,992	2,303,928

Transactional Software - 0.5%

Solera Holdings, Inc.	24,900	863,532

Transport-Services - 1.0%

UTi Worldwide, Inc.	127,189	1,837,881

Transport-Truck - 2.9%

Con-way, Inc.	49,020	1,667,660
J.B. Hunt Transport Services, Inc.	53,869	1,860,097
Knight Transportation, Inc.	82,036	1,630,876

		5,158,633

Wireless Equipment - 1.2%

Crown Castle International Corp.†	59,225	2,193,102

X-Ray Equipment - 1.0%

Hologic, Inc.†	118,529	1,766,082

Total Long-Term Investment Securities
(cost $152,461,213)		173,089,721

REPURCHASE AGREEMENT - 4.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $7,310,008 and collateralized by $7,395,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having approximate value of $7,534,026

(cost $7,310,000)	$7,310,000	7,310,000

TOTAL INVESTMENTS
(cost $159,771,213)(1)	100.7%	180,399,721
Liabilities in excess of other assets	(0.7)	(1,314,897)

NET ASSETS	100.0%	$179,084,824

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $1,797,226 representing 1.0% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$171,292,495	$1,797,226	#	$—	$173,089,721
Repurchase Agreement	—	7,310,000		—	7,310,000

Total	$171,292,495	$9,107,226		$—	$180,399,721

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $1,797,226 representing 1.0% of net assets. See Note 1.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.0%
Advertising Agencies - 0.5%

Interpublic Group of Cos., Inc.†	315,254	$2,632,371

Aerospace/Defense - 1.0%

Esterline Technologies Corp.†	54,900	2,945,934
Teledyne Technologies, Inc.†	57,000	2,240,670

		5,186,604

Aerospace/Defense-Equipment - 1.0%

BE Aerospace, Inc.†	87,884	2,383,414
Goodrich Corp.	41,368	2,870,939

		5,254,353

Agricultural Chemicals - 0.5%

Agrium, Inc.	49,100	2,695,099

Agricultural Operations - 0.3%

Bunge, Ltd.	34,300	1,672,468

Airlines - 1.8%

Delta Air Lines, Inc.†	666,075	9,045,298

Apparel Manufacturers - 0.7%

VF Corp.	46,400	3,589,040

Appliances - 0.9%

Whirlpool Corp.	43,618	4,555,464

Applications Software - 0.9%

Check Point Software Technologies, Ltd.†	144,983	4,446,629

Auto/Truck Parts & Equipment-Original - 0.4%

Magna International, Inc., Class A	29,881	2,016,669

Banks-Commercial - 1.8%

BOK Financial Corp.	57,160	2,889,438
Popular, Inc.†	566,865	1,717,601
Regions Financial Corp.	425,122	3,243,681
Susquehanna Bancshares, Inc.	34,000	298,180
Umpqua Holdings Corp.	90,700	1,139,192

		9,288,092

Banks-Super Regional - 3.6%

Comerica, Inc.	209,999	8,000,962
Fifth Third Bancorp	367,394	4,772,448
Huntington Bancshares, Inc.	221,531	1,364,631
SunTrust Banks, Inc.	140,807	3,794,749

		17,932,790

Beverages-Non-alcoholic - 1.0%

Dr Pepper Snapple Group, Inc.	129,953	4,920,021

Building & Construction-Misc. - 0.5%

Multiplan Empreendimentos Imobiliarios SA	149,800	2,775,978

Building-Residential/Commercial - 2.4%

D.R. Horton, Inc.	192,279	2,343,881
MDC Holdings, Inc.	175,000	5,491,500
Toll Brothers, Inc.†	190,300	4,009,621

		11,845,002

Cable/Satellite TV - 0.5%

Cablevision Systems Corp., Class A	112,173	2,783,012

Chemicals-Diversified - 1.8%

FMC Corp.	87,700	5,310,235
PPG Industries, Inc.	55,820	3,576,387

		8,886,622

Chemicals-Specialty - 1.6%

Albemarle Corp.	107,742	4,639,370
Methanex Corp.	161,200	3,393,260

		8,032,630

Coal - 0.4%

CONSOL Energy, Inc.	60,200	2,196,096

Commercial Services - 1.8%

PHH Corp.†	415,000	9,150,750

Computer Graphics - 0.5%

Compagnie Generale de Geophysique-Veritas ADR†	109,600	2,475,864

Computers-Integrated Systems - 0.2%

Brocade Communications Systems, Inc.†	194,482	1,059,927

Computers-Memory Devices - 0.3%

SanDisk Corp.†	28,081	1,309,136

Containers-Metal/Glass - 2.2%

Greif, Inc., Class A	60,500	3,315,400
Owens-Illinois, Inc.†	150,600	4,567,698
Rexam PLC(4)	667,307	3,038,872

		10,921,970

Containers-Paper/Plastic - 1.2%

Bemis Co., Inc.	105,351	3,021,467
Packaging Corp. of America	135,357	2,996,804

		6,018,271

Disposable Medical Products - 0.6%

C.R. Bard, Inc.	35,697	2,890,386

Diversified Manufacturing Operations - 3.7%

Barnes Group, Inc.	236,700	4,431,024
Dover Corp.	50,300	2,257,967
Eaton Corp.	39,415	2,757,079
Pentair, Inc.	156,900	5,391,084
Textron, Inc.	177,500	3,668,925

		18,506,079

Drug Delivery Systems - 0.6%

Alkermes, Inc.†	262,700	2,982,958

Electric Products-Misc. - 0.8%

AMETEK, Inc.	95,000	3,857,000

Electric-Integrated - 5.4%

CMS Energy Corp.	244,776	3,593,312
Edison International	145,661	4,713,590
Northeast Utilities	177,600	4,608,720
NV Energy, Inc.	445,600	5,253,624
Westar Energy, Inc.	100,400	2,208,800
Wisconsin Energy Corp.	87,436	4,284,364
Xcel Energy, Inc.	130,710	2,678,248

		27,340,658

Electronic Components-Misc. - 1.5%

Flextronics International, Ltd.†	469,962	3,082,951
Kingboard Laminates Holdings, Ltd.	5,582,000	4,588,102

		7,671,053

Electronic Components-Semiconductors - 0.2%

International Rectifier Corp.†	52,112	1,092,268

Electronic Connectors - 0.8%

Thomas & Betts Corp.†	104,000	3,987,360

Electronic Parts Distribution - 1.5%

Arrow Electronics, Inc.†	270,592	7,381,750

Engineering/R&D Services - 1.0%

URS Corp.†	110,649	4,932,732

Engines-Internal Combustion - 0.9%

Cummins, Inc.	65,325	4,440,793

Enterprise Software/Service - 0.5%

BMC Software, Inc.†	62,700	2,320,527

Finance-Credit Card - 0.8%

Discover Financial Services	286,693	3,856,021

Finance-Investment Banker/Broker - 0.7%

TD Ameritrade Holding Corp.†	207,400	3,677,202

Finance-Other Services - 0.0%

Solar Cayman Ltd.†*(1)(2)(3)(6)	120,200	52,888

Food-Canned - 0.6%

Del Monte Foods Co.	223,047	3,252,025

Food-Confectionery - 0.4%

The J.M. Smucker Co.	37,385	2,064,400

Food-Dairy Products - 0.3%

Dean Foods Co.†	158,000	1,682,700

Food-Misc. - 1.2%

ConAgra Foods, Inc.	141,104	3,411,895
PureCircle, Ltd.†(4)	662,097	2,686,613

		6,098,508

Food-Retail - 0.5%

Safeway, Inc.	120,942	2,677,656

Forestry - 0.6%

Sino-Forest Corp.†*(1)	84,300	1,451,257
Sino-Forest Corp.†	79,500	1,380,003

		2,831,260

Gas-Distribution - 1.4%

Sempra Energy	73,537	3,382,702
UGI Corp.	144,316	3,772,420

		7,155,122

Human Resources - 0.3%

Team Health Holdings, Inc.†	114,700	1,469,307

Insurance-Life/Health - 3.5%

Lincoln National Corp.	118,641	3,139,241
Principal Financial Group, Inc.	147,300	4,005,087
Unum Group	463,091	10,697,402

		17,841,730

Insurance-Multi-line - 0.6%

Hartford Financial Services Group, Inc.	112,895	2,830,278

Insurance-Property/Casualty - 0.9%

Arch Capital Group, Ltd.†	46,668	3,431,031
Fidelity National Financial, Inc., Class A	88,800	1,280,496

		4,711,527

Insurance-Reinsurance - 3.4%

Everest Re Group, Ltd.	53,344	3,877,042
PartnerRe, Ltd.	45,480	3,317,766
Platinum Underwriters Holdings, Ltd.	111,855	4,117,383
Reinsurance Group of America, Inc.	129,159	6,066,598

		17,378,789

Investment Management/Advisor Services - 3.2%

Affiliated Managers Group, Inc.†	39,976	2,864,281
Ameriprise Financial, Inc.	248,851	9,901,781
Invesco, Ltd.	190,400	3,533,824

		16,299,886

Machinery-Construction & Mining - 0.8%

Terex Corp.†	175,700	3,823,232

Machinery-Farming - 0.4%

AGCO Corp.†	69,400	1,996,638

Medical-Drugs - 0.4%

Endo Pharmaceuticals Holdings, Inc.†	94,812	1,985,363

Medical-Generic Drugs - 1.2%

Impax Laboratories, Inc.†	286,715	6,042,519

Medical-HMO - 1.2%

CIGNA Corp.	178,900	5,987,783

Medical-Hospitals - 0.5%

Universal Health Services, Inc., Class B	65,483	2,775,170

Medical-Outpatient/Home Medical - 0.6%

Amedisys, Inc.†	59,500	2,958,340

Medical-Wholesale Drug Distribution - 1.9%

AmerisourceBergen Corp.	302,874	9,473,899

Metal Processors & Fabrication - 0.4%

Timken Co.	72,851	2,097,380

Metal-Iron - 0.6%

Cliffs Natural Resources, Inc.	51,865	2,897,179

Networking Products - 0.5%

Polycom. Inc.†	92,607	2,780,988

Office Automation & Equipment - 0.6%

Xerox Corp.	338,148	3,148,158

Oil & Gas Drilling - 0.3%

Ensco PLC ADR	41,700	1,559,580

Oil Companies-Exploration & Production - 4.5%

Cabot Oil & Gas Corp.	57,200	1,984,268
Cobalt International Energy, Inc.†	117,800	824,600
Concho Resources, Inc.†	43,665	2,272,763
Newfield Exploration Co.†	145,582	7,578,999
Pioneer Natural Resources Co.	66,997	4,267,709
Quicksilver Resources, Inc.†	151,900	1,854,699
Whiting Petroleum Corp.†	49,585	4,150,760

		22,933,798

Oil-Field Services - 0.4%

SBM Offshore NV	113,527	1,800,308

Pipelines - 0.6%

Spectra Energy Corp.	158,409	3,169,764

Power Converter/Supply Equipment - 0.5%

Hubbell, Inc., Class B	53,700	2,290,305

Real Estate Investment Trusts - 4.0%

AMB Property Corp.	63,300	1,641,369
Boston Properties, Inc.	28,941	2,219,196
Chimera Investment Corp.	571,016	2,249,803
Essex Property Trust, Inc.	28,740	3,024,310

Federal Realty Investment Trust	44,271	3,262,773
Liberty Property Trust	71,172	2,192,809
RioCan Real Estate Investment Trust	51,400	924,601
Ventas, Inc.	74,006	3,474,582
Vornado Realty Trust	18,501	1,437,158

		20,426,601

Real Estate Management/Services - 0.4%

BR Malls Participacoes SA	153,100	1,950,265

Real Estate Operations & Development - 0.9%

BR Properties SA	456,900	2,910,111
Iguatemi Empresa de Shopping Centers SA	94,500	1,555,067

		4,465,178

Registered Investment Companies - 0.2%
Solar Capital, Ltd.†(1)(5)(6)	49,079	942,606

Retail-Apparel/Shoe - 2.6%

American Eagle Outfitters, Inc.	160,700	2,105,170
AnnTaylor Stores Corp.†	216,781	4,693,309
Foot Locker, Inc.	157,565	2,349,294
Ross Stores, Inc.	73,400	3,846,160

		12,993,933

Retail-Office Supplies - 0.5%

OfficeMax, Inc.†	133,423	2,378,932

Retail-Regional Department Stores - 0.8%

Macy’s, Inc.	186,228	4,136,124

Retail-Restaurants - 0.6%

Darden Restaurants, Inc.	68,199	2,925,737

Savings & Loans/Thrifts - 0.2%

Beneficial Mutual Bancorp, Inc.†	79,704	821,748

Semiconductor Components-Integrated Circuits - 0.2%

Linear Technology Corp.	40,800	1,140,768

Semiconductor Equipment - 1.5%

Teradyne, Inc.†	93,400	1,025,532
Varian Semiconductor Equipment Associates, Inc.†	217,050	6,748,084

		7,773,616

Telecom Services - 1.2%

Virgin Media, Inc.	379,700	6,135,952

Telecommunication Equipment - 0.6%

Tellabs, Inc.	328,295	2,954,655

Telephone-Integrated - 0.5%

Qwest Communications International, Inc.	457,530	2,397,457

Television - 1.4%

CBS Corp., Class B	494,793	7,204,186

Tools-Hand Held - 0.5%

Stanley Black & Decker, Inc.	49,820	2,779,458

Toys - 1.3%

Mattel, Inc.	312,767	6,774,533

Transport-Marine - 0.6%

Overseas Shipholding Group, Inc.	76,200	2,948,178

Transport-Rail - 0.4%

All America Latina Logistica(3)	273,500	2,175,986

Transport-Truck - 0.6%

J.B. Hunt Transport Services, Inc.	94,900	3,276,897

Travel Services - 0.5%

Thomas Cook Group PLC(4)	783,082	2,354,280

Water Treatment Systems - 0.6%

Nalco Holding Co.	136,000	3,081,760

Total Long-Term Investment Securities
(cost $460,247,898)		501,732,273

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10 (cost $1,971,000)	$1,971,000	1,971,000

REPURCHASE AGREEMENT - 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10 to be repurchased 06/01/10 in the amount of $1,419,002 and collateralized by $1,435,000 of United States Treasury Notes bearing interest at 2.50% due 04/30/15 and having an approximate value of $1,461,978

(cost $1,419,000)	1,419,000	1,419,000

TOTAL INVESTMENTS
(cost $463,637,898)(7)	99.7%	505,122,273
Other assets less liabilities	0.3	1,522,315

NET ASSETS	100.0%	$506,644,588

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $1,504,145 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Mid Cap Value Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Solar Capital Common Stock	3/9/2007	48,344	$1,754,920	$802,970	$36.30	0.2%
	4/1/2010	735	16,414	139,636	19.21	0.0

		49,079		942,606		0.2

Solar Cayman, Ltd. Common Stock	3/9/2007	120,200	1,803,000	52,888	0.44	0.0
Sino-Forest Corp. Common Stock	12/11/2009	84,300	1,338,032	1,451,257	17.22	0.3

				$2,446,751		0.5%

(2)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(3)	Consists of more than one type of securities traded together as a unit.
(4)	Security was valued using fair value procedures at May 31, 2010. The aggregate value of these securities was $8,079,765 representing 1.6% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(5)	Fair valued security. Securities are classified as Level 2 for disclosures based on the securities valuation inputs; see Note 1.
(6)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $995,494 representing 0.2% of net assets.
(7)	See Note 5 for cost of investments on a tax basis.

ADR-American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Electric - Integrated	$27,340,658	$—		$—	$27,340,658
Other Industries*	465,316,356	9,022,371	#	52,888	474,391,615
Short-Term Investment Securities:
Time Deposit	—	1,971,000		—	1,971,000
Repurchase Agreement	—	1,419,000		—	1,419,000

Total	$492,657,014	$12,412,371		$52,888	$505,122,273

*        Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

#        Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $8,079,765 representing 1.6% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock
Balance as of 8/31/2009	$1,121,466
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	686,342
Net purchases(sales)	(1,754,920)
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$52,888

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.9%
Domestic Equity Investment Companies - 40.8%

VALIC Co. I Blue Chip Growth Fund	969,436	$8,501,953
VALIC Co. I Science & Technology Fund	531,516	6,872,505
VALIC Co. I Small Cap Special Values Fund	1,172,292	9,472,115
VALIC Co. I Stock Index Fund	702,538	15,406,667
VALIC Co. I Value Fund	935,258	7,743,935
VALIC Co. II Capital Appreciation Fund	849,094	7,106,918
VALIC Co. II Mid Cap Value Fund	763,389	10,893,553
VALIC Co. II Small Cap Growth Fund†	150,245	1,664,710
VALIC Co. II Small Cap Value Fund	536,912	6,163,754

Total Domestic Equity Investment Companies
(cost $61,808,161)		73,826,110

Fixed Income Investment Companies - 45.2%

VALIC Co. II Core Bond Fund	2,762,821	28,153,150
VALIC Co. II High Yield Bond Fund	3,387,461	23,881,597
VALIC Co. II Strategic Bond Fund	2,820,505	29,840,946

Total Fixed Income Investment Companies
(cost $76,427,762)		81,875,693

International Equity Investment Companies - 9.0%

VALIC Co. I Foreign Value Fund	1,007,715	7,759,408
VALIC Co. I International Equities Fund	1,597,090	8,560,401

Total International Equity Investment Companies
(cost $15,750,438)		16,319,809

Real Estate Investment Companies - 5.0%

VALIC Co. I Global Real Estate Fund
(cost $7,094,304)	1,223,326	9,089,314

TOTAL INVESTMENTS
(cost $161,080,665)(2)	100.0%	181,110,926
Other assets less liabilities	0.0	67,604

NET ASSETS	100.0%	$181,178,530

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports, is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$73,826,110	$—	$—	$73,826,110
Fixed Income Investment Companies	81,875,693	—	—	81,875,693
International Equity Investment Companies	16,319,809	—	—	16,319,809
Real Estate Investment Companies	9,089,314	—	—	9,089,314

Total	$181,110,926	$—	$—	$181,110,926

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 86.9%
Certificates of Deposit - 14.0%

Barclays Bank PLC 0.68% due 06/07/10(1)	$7,400,000	$7,400,000
Calyon 0.39% due 07/02/10(1)	3,000,000	2,999,974
Deutsche Bank AG 0.86% due 06/18/10(1)	3,650,000	3,651,105
Nordea Bank Finland 0.28% due 07/16/10	3,140,000	3,139,882
Rabobank Nederland NV 0.21% due 06/01/10	3,540,000	3,540,000
Royal Bank of Canada 0.30% due 06/09/10(1)	3,500,000	3,500,000
Royal Bank of Canada 0.34% due 06/23/10(1)	3,520,000	3,520,000
Svenska Handelsbanken 0.27% due 07/12/10	700,000	699,968
Svenska Handelsbanken 0.28% due 07/16/10	2,670,000	2,669,917

Total Certificates of Deposit (amortized cost $31,120,846)		31,120,846

U.S. Corporate Bonds & Notes - 8.9%

Bank of America NA Senior Notes 0.37% due 06/22/10(1)	3,100,000	3,100,000
General Electric Capital Corp. Senior Notes 0.35% due 07/06/10(1)	300,000	300,067
General Electric Capital Corp. Senior Notes 0.65% due 06/09/10(1)	420,000	420,038
General Electric Capital Corp. FDIC Guar. Notes 0.88% due 06/09/10(1)	3,500,000	3,515,454
JPMorgan Chase & Co. FDIC Guar. Notes 0.56% due 08/23/10(1)	1,000,000	1,000,000
JPMorgan Chase & Co. Senior Notes 0.60% due 06/24/10(1)	4,000,000	4,004,416
Wachovia Bank NA Senior Notes 0.32% due 06/02/10(1)	1,855,000	1,854,441
Wachovia Corp. Senior Notes 0.40% due 06/01/10(1)	3,750,000	3,750,000
Wells Fargo & Co. Senior Notes 0.68% due 08/20/10(1)	1,770,000	1,770,586

Total U.S. Corporate Bonds & Notes (amortized cost $19,715,002)		19,715,002

U.S. Government Agencies - 54.5%

Federal Farm Credit Bank
0.35% due 06/27/10(1)	4,000,000	3,999,760
5.25% due 09/13/10	35,000	35,425
Federal Home Loan Bank
0.15% due 06/14/10	2,000,000	1,999,892
0.17% due 06/07/10	2,700,000	2,699,923
0.18% due 07/26/10	6,000,000	5,998,350
0.18% due 07/28/10	2,800,000	2,799,202
0.19% due 07/28/10	1,830,000	1,829,449
0.19% due 08/06/10	1,740,000	1,739,394
0.20% due 07/13/10(1)	9,500,000	9,499,760
0.20% due 08/20/10	1,420,000	1,419,369
0.22% due 06/04/10(1)	2,700,000	2,699,165
0.25% due 07/08/10(1)	5,000,000	5,000,087
0.27% due 10/29/10	2,100,000	2,099,690
0.32% due 06/21/10(1)	8,000,000	8,000,000
0.39% due 02/25/11	1,430,000	1,425,833
0.41% due 03/17/11	2,160,000	2,152,891
0.50% due 10/19/10	7,600,000	7,599,539
0.61% due 05/26/11	1,410,000	1,410,000
4.13% due 08/13/10	195,000	196,275
5.00% due 09/01/10	40,000	40,409
Federal Home Loan Mtg. Corp.
0.17% due 06/17/10	1,500,000	1,499,890
0.19% due 07/12/10(1)	3,000,000	2,999,994
0.19% due 07/13/10	3,200,000	3,199,291
0.20% due 07/23/10	2,000,000	1,999,422
0.20% due 08/16/10	2,860,000	2,858,823
0.20% due 08/17/10	1,000,000	999,572
0.21% due 09/08/10	1,420,000	1,419,180
0.23% due 09/30/10	3,570,000	3,567,240
0.24% due 08/31/10	3,600,000	3,597,816
0.28% due 10/26/10	2,500,000	2,497,193
0.32% due 09/14/10	1,000,000	999,067
0.34% due 07/07/10(1)	3,500,000	3,499,703
5.13% due 08/23/10	155,000	156,497
Federal National Mtg. Assoc.
0.15% due 06/01/10	1,500,000	1,500,000
0.19% due 07/13/10(1)	6,500,000	6,499,954
0.19% due 07/19/10	3,300,000	3,299,164
0.20% due 06/14/10	3,000,000	2,999,783
0.21% due 08/02/10	3,000,000	2,998,915
0.21% due 08/04/10	3,530,000	3,528,682
0.25% due 09/20/10	2,840,000	2,837,811
0.30% due 08/05/10(1)	3,800,000	3,799,920
4.25% due 08/15/10	326,000	328,272
4.38% due 06/21/10	300,000	300,607

4.50% due 06/01/10	712,000	712,000

Total U.S. Government Agencies (amortized cost $120,743,209)		120,743,209

U.S. Government Treasuries - 9.5%

United States Treasury Bills
0.14% due 06/03/10	3,510,000	3,509,974
0.17% due 06/17/10	5,250,000	5,249,615
0.17% due 08/26/10	5,250,000	5,247,868
0.22% due 11/26/10	3,570,000	3,566,116
0.22% due 12/16/10	3,570,000	3,565,680

Total U.S. Government Treasuries (amortized cost $21,139,253)		21,139,253

Total Short-Term Investment Securities - 86.9% (amortized cost $192,718,310)		192,718,310

REPURCHASE AGREEMENT - 13.0%
UBS Securities LLC Joint Repurchase Agreement(2) (cost $28,850,000)	28,850,000	28,850,000

TOTAL INVESTMENTS - (amortized cost $221,568,310) (3)	99.9%	221,568,310
Other assets less liabilities	0.1	112,065

NET ASSETS	100.0%	$221,680,375

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC - Federal Deposit Insurance Corp.

Allocation of investments as a percentage of net assets by industry category as of May 31, 2010:

U.S. Government Agencies	54.5%
Repurchase Agreement	13.0
U.S. Government Treasuries	9.5
Foreign Banks	9.3
Money Center Banks	3.9
Domestic Banks	3.3
Commercial Banks - Canadian	3.2
Finance	1.9
Super-Regional Banks - U.S.	1.3

99.9%

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Certificates of Deposit	$—	$31,120,846	$—	$31,120,846
U.S. Corporate Bonds & Notes	—	19,715,002	—	19,715,002
U.S. Government Agencies	—	120,743,209	—	120,743,209
U.S. Government Treasuries	—	21,139,253	—	21,139,253
Repurchase Agreement	—	28,850,000	—	28,850,000

Total	$—	$221,568,310	$—	$221,568,310

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.6%
Advanced Materials - 0.7%

STR Holdings, Inc.†	17,900	$379,659

Aerospace/Defense-Equipment - 1.3%

HEICO Corp.	17,500	698,075

Apparel Manufacturers - 1.6%

G-III Apparel Group, Ltd.†	14,000	401,380
Under Armour, Inc., Class A†	12,500	421,125

		822,505

Applications Software - 2.7%

NetSuite, Inc.†	46,950	661,056
Nuance Communications, Inc.†	43,190	735,742

		1,396,798

Auction House/Art Dealers - 0.9%

Sotheby’s	14,200	461,500

Banks-Commercial - 1.7%

City National Corp.	6,800	392,224
Columbia Banking System, Inc.	22,700	506,891

		899,115

Batteries/Battery Systems - 0.6%

EnerSys†	14,100	317,250

Building & Construction Products-Misc. - 2.2%

Simpson Manufacturing Co., Inc.	14,070	411,125
Trex Co., Inc.†	32,200	732,228

		1,143,353

Building Products-Air & Heating - 1.2%

Lennox International, Inc.	13,450	601,887

Building-Heavy Construction - 0.8%

Orion Marine Group, Inc.†	26,000	395,200

Chemicals-Diversified - 1.0%

Innospec, Inc.†	42,690	531,064

Commercial Services-Finance - 0.6%

Morningstar, Inc.†	5,990	292,312

Communications Software - 1.1%

SolarWinds, Inc.†	30,820	584,347

Computer Aided Design - 0.8%

ANSYS, Inc.†	9,110	398,380

Computer Data Security - 0.8%

Fortinet, Inc.†	24,300	396,576

Computers-Integrated Systems - 1.6%

NCI, Inc.†	11,530	252,968
Riverbed Technology, Inc.†	20,800	555,984

		808,952

Computers-Periphery Equipment - 0.8%

Compellent Technologies, Inc.†	31,100	399,946

Decision Support Software - 0.9%

MSCI, Inc., Class A†	15,050	446,232

Diversified Manufacturing Operations - 0.9%

Carlisle Cos., Inc.	12,740	495,459

Drug Delivery Systems - 0.8%

Nektar Therapeutics†	33,900	414,597

E-Marketing/Info - 0.5%

Digital River, Inc.†	8,590	236,569

Educational Software - 1.2%

Blackboard, Inc.†	15,140	$606,206

Electronic Components-Semiconductors - 3.8%

Cavium Networks, Inc.†	22,200	590,076
Mellanox Technologies, Ltd.†	34,600	804,450
Monolithic Power Systems, Inc.†	31,000	594,890

		1,989,416

Enterprise Software/Service - 4.7%

Concur Technologies, Inc.†	9,900	418,770
MedAssets, Inc.†	27,250	618,302
Omnicell, Inc.†	53,760	704,256
Taleo Corp., Class A†	27,440	687,372

		2,428,700

Finance-Investment Banker/Broker - 0.4%

Gleacher & Co., Inc.†	55,000	216,700

Home Furnishings - 1.3%

Tempur-Pedic International, Inc.†	19,700	654,040

Hotel/Motels - 1.0%

Morgans Hotel Group Co.†	71,700	544,561

Insurance-Property/Casualty - 1.3%

ProAssurance Corp.†	6,800	400,248
Tower Group, Inc.	13,292	291,228

		691,476

Internet Application Software - 1.8%

Art Technology Group, Inc.†	146,300	547,162
DealerTrack Holdings, Inc.†	24,840	398,185

		945,347

Internet Content-Information/News - 0.6%

Archipelago Learning, Inc.†	21,100	306,161

Internet Infrastructure Software - 0.6%

F5 Networks, Inc.†	4,370	307,342

Internet Security - 0.8%

Sourcefire, Inc.†	19,720	407,021

Investment Companies - 0.7%

PennantPark Investment Corp.	37,382	374,755

Investment Management/Advisor Services - 1.8%

Affiliated Managers Group, Inc.†	6,530	467,874
Financial Engines, Inc.†	30,100	458,724

		926,598

Machinery-Electrical - 1.2%

Baldor Electric Co.	17,660	634,524

Machinery-General Industrial - 1.0%

Wabtec Corp.	12,300	533,205

Machinery-Pumps - 1.0%

Graco, Inc.	17,100	541,899

Medical Imaging Systems - 1.1%

MELA Sciences, Inc.†	15,800	119,132
Vital Images, Inc.†	31,270	429,024

		548,156

Medical Information Systems - 0.2%

athenahealth, Inc.†	5,080	125,781

Medical Instruments - 3.7%

Bruker Corp.†	55,650	708,703
Micrus Endovascular Corp.†	28,800	497,664

Thoratec Corp.†	16,520	$ 724,732

		1,931,099

Medical Labs & Testing Services - 0.8%

ICON PLC ADR†	15,930	443,173

Medical-Biomedical/Gene - 5.1%

Acorda Therapeutics, Inc.†	5,600	192,528
Alexion Pharmaceuticals, Inc.†	4,590	229,638
ARIAD Pharmaceuticals, Inc.†	68,600	263,424
AVEO Pharmaceuticals, Inc.†	23,400	187,434
Enzo Biochem, Inc.†	73,710	391,400
Exelixis, Inc.†	51,030	264,335
Halozyme Therapeutics, Inc.†	55,330	405,569
Human Genome Sciences, Inc.†	15,400	381,304
Incyte Corp., Ltd.†	24,100	310,649

		2,626,281

Medical-Drugs - 1.4%

Cumberland Pharmaceuticals, Inc.†	29,600	206,016
Sucampo Pharmaceuticals, Inc. Class A†	35,820	137,191
ViroPharma, Inc.†	30,100	366,317

		709,524

Medical-HMO - 2.3%

Health Net, Inc.†	26,700	658,155
Healthspring, Inc.†	29,530	512,936

		1,171,091

Medical-Outpatient/Home Medical - 1.2%

Amedisys, Inc.†	12,100	601,612

Metal Processors & Fabrication - 0.9%

Commercial Metals Co.	29,480	459,004

Networking Products - 1.0%

LogMeIn, Inc.†	20,300	516,838

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.†	10,700	376,747

Oil Companies-Exploration & Production - 2.9%

Concho Resources, Inc.†	11,140	579,837
Forest Oil Corp.†	26,490	705,694
Swift Energy Co.†	7,500	207,375

		1,492,906

Oil-Field Services - 0.3%

Oceaneering International, Inc.†	3,360	155,467

Patient Monitoring Equipment - 1.8%

Insulet Corp.†	39,290	572,456
Masimo Corp.	15,945	353,022

		925,478

Power Converter/Supply Equipment - 0.7%

Generac Holdings, Inc.†	35,600	391,244

Private Corrections - 0.9%

The Geo Group, Inc.†	21,820	460,402

Recreational Centers - 0.5%

Life Time Fitness, Inc.†	6,914	256,579

Resort/Theme Parks - 0.5%

Vail Resorts, Inc.†	6,100	253,821

Retail-Apparel/Shoe - 4.0%

J Crew Group, Inc.†	6,630	302,593
Lululemon Athletica, Inc.†	11,100	453,546
Talbots, Inc.†	37,400	562,496
The Children’s Place Retail Stores, Inc.†	15,700	739,941

		2,058,576

Retail-Appliances - 0.9%

Hhgregg, Inc.†	16,100	483,161

Retail-Building Products - 0.6%

Lumber Liquidators Holdings, Inc.†	10,400	306,904

Retail-Convenience Store - 1.3%

Susser Holdings Corp.†	65,700	658,971

Retail-Discount - 2.2%

BJ’s Wholesale Club, Inc.†	19,500	781,365
HSN, Inc.†	13,400	361,130

		1,142,495

Retail-Office Supplies - 1.7%

OfficeMax, Inc.†	48,900	871,887

Retail-Perfume & Cosmetics - 0.6%

Ulta Salon Cosmetics & Fragrance, Inc.†	11,690	299,030

Retail-Restaurants - 0.5%

DineEquity, Inc.†	7,400	249,898

Retirement/Aged Care - 1.7%

Emeritus Corp.†	42,730	866,992

Satellite Telecom - 1.0%

DigitalGlobe, Inc.†	18,580	519,683

Savings & Loans/Thrifts - 0.6%

WSFS Financial Corp.	7,440	300,055

Schools - 1.5%

American Public Education, Inc.†	7,370	301,359
Lincoln Educational Services Corp.†	20,510	488,754

		790,113

Seismic Data Collection - 0.4%

Global Geophysical Services, Inc.†	23,600	219,952

Semiconductor Components-Integrated Circuits - 1.1%

Hittite Microwave Corp.†	10,940	500,286
MaxLinear, Inc.†	4,900	78,302

		578,588

Semiconductor Equipment - 0.9%

Varian Semiconductor Equipment Associates, Inc.†	15,370	477,853

Telecom Services - 1.1%

Cbeyond, Inc.†	19,040	297,595
Neutral Tandem, Inc.†	19,100	256,704

		554,299

Theaters - 0.6%

National CineMedia, Inc.	18,890	330,386

Therapeutics - 1.7%

BioMarin Pharmaceutical, Inc.†	17,990	351,165
Onyx Pharmaceuticals, Inc.†	10,000	222,900
Theravance, Inc.†	25,310	321,690

		895,755

Transport-Truck - 2.6%

Landstar System, Inc.	12,760	535,154
Marten Transport, Ltd.†	19,200	427,584
Old Dominion Freight Line, Inc.†	11,070	394,535

		1,357,273

Wireless Equipment - 0.9%

Viasat, Inc.†	15,240	489,661

Total Long-Term Investment Securities
(cost $45,886,807)		51,124,462

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Time Deposits - 1.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10 (cost $580,000)	$580,000	580,000

TOTAL INVESTMENTS
(cost $46,466,807)(1)	99.7%	51,704,462
Other assets less liabilities	0.3	181,486

NET ASSETS	100.0%	$51,885,948

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$2,626,281	$—	$—	$2,626,281
Other Industries*	48,498,181	—	—	48,498,181
Short-Term Investment Securities:
Time Deposit	—	580,000	—	580,000

Total	$51,124,462	$580,000	$—	$51,704,462

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.4%
Advanced Materials - 0.5%

Hexcel Corp.†	114,000	$1,820,580

Advertising Services - 0.0%

Marchex, Inc., Class B	17,000	86,190

Aerospace/Defense - 0.1%

Cubic Corp.	10,818	393,559

Aerospace/Defense-Equipment - 0.2%

Orbital Sciences Corp.†	49,040	778,265

Agricultural Operations - 0.0%

The Andersons, Inc.	1,400	45,822

Airlines - 0.4%

Hawaiian Holdings, Inc.†	14,640	104,237
Republic Airways Holdings, Inc.†	27,418	160,395
Skywest, Inc.	70,380	1,032,123
UAL Corp.†	19,800	396,198

		1,692,953

Apparel Manufacturers - 0.8%

Jones Apparel Group, Inc.	37,520	736,893
Maidenform Brands, Inc.†	11,560	267,498
Oxford Industries, Inc.	8,700	181,308
Volcom, Inc.†	97,000	1,936,120

		3,121,819

Applications Software - 0.1%

EPIQ Systems, Inc.†	32,518	372,331

Auction House/Art Dealers - 0.3%

KAR Auction Services, Inc.†	86,500	1,205,810

Audio/Video Products - 0.0%

Audiovox Corp., Class A†	6,760	55,229

Auto Repair Centers - 0.1%

Midas, Inc.†	31,703	316,713

Auto/Truck Parts & Equipment-Original - 0.5%

ArvinMeritor, Inc.†	50,978	741,220
Autoliv, Inc.†	4,880	231,800
Modine Manufacturing Co.†	20,520	238,443
Superior Industries International, Inc.	46,200	683,760

		1,895,223

Auto/Truck Parts & Equipment-Replacement - 0.4%

ATC Technology Corp.†	73,360	1,371,832
Douglas Dynamics, Inc.†	9,800	116,130

		1,487,962

Banks-Commercial - 9.1%

1st Source Corp.	16,328	313,987
1st United Bancorp, Inc.†	22,140	174,906
Alliance Financial Corp.	900	25,002
Associated Banc-Corp.	124,000	1,665,320
Bancfirst Corp.	13,540	537,403
Bancorp, Inc.†	13,820	110,145
Bank of Hawaii Corp.	27,680	1,329,470
Banner Corp.	14,480	62,409
Cathay General Bancorp	283,060	3,119,321
Centerstate Banks of Florida, Inc.	10,000	115,700
Central Pacific Financial Corp.†	44,178	106,469
Century Bancorp, Inc. Class A	1,318	26,729
Chemical Financial Corp.	12,200	295,484
Citizens Republic Bancorp†	52,600	57,860
City Holding Co.	29,300	940,237
City National Corp.	35,600	2,053,408
Community Bank System, Inc.	23,080	527,378
Community Trust Bancorp, Inc.	19,380	519,772
Cullen/Frost Bankers, Inc.	7,720	423,674
CVB Financial Corp.	212,500	2,110,125
East West Bancorp, Inc.	136,000	2,312,000
F.N.B. Corp.	78,940	646,519
Financial Institutions, Inc.	10,200	194,616
First BanCorp. Puerto Rico†	50,220	66,793
First Busey Corp.	22,180	104,024
First Citizens BancShares, Inc., Class A	1,340	268,000
First Community Bancshares, Inc.	7,400	118,844
First Financial Bancorp	41,798	664,379
First Financial Bankshares, Inc.	4,320	216,778
First Interstate Bancsystem, Inc.	11,200	176,400
First Merchants Corp.	3,880	33,484
First South Bancorp, Inc.	3,680	49,974
FirstMerit Corp.	67,575	1,259,598
Fulton Financial Corp.	439	4,368
Guaranty Bancorp†	14,560	21,694
Heartland Financial USA, Inc.	9,240	165,211
Hudson Valley Holding Corp.	3,024	72,334
Lakeland Bancorp, Inc.	18,136	180,272
Lakeland Financial Corp.	4,780	96,556
MainSource Financial Group, Inc.	6,000	49,860
MB Financial, Inc.	6,320	138,092
Nara BanCorp., Inc.†	22,720	173,354
Northrim BanCorp, Inc.	5,360	92,299
Old Second Bancorp, Inc.	3,680	15,162
Pacific Capital Bancorp†	42,058	68,134
S&T Bancorp, Inc.	3,680	79,378
Santander Bancorp†	16,900	188,435
SCBT Financial Corp.	3,020	108,086
Sierra Bancorp	2,920	36,150
Simmons First National Corp., Class A	16,320	430,195
Southwest Bancorp, Inc.	17,680	273,333
Sterling Bancorp	242,000	2,315,940
Sterling Bancshares, Inc.	253,000	1,353,550
Suffolk Bancorp	2,820	88,886
Sun Bancorp, Inc.†	23,520	111,955
Susquehanna Bancshares, Inc.	66,200	580,574
SVB Financial Group†	10,420	467,441
TCF Financial Corp.	68,640	1,107,850
The South Financial Group, Inc.	260,700	70,963
Tompkins Financial Corp.	6,648	264,723
Trustco Bank Corp. NY	27,200	169,456
UMB Financial Corp.	31,760	1,237,052
Umpqua Holdings Corp.	17,300	217,288
United Community Banks, Inc.†	27,240	126,257
Washington Trust Bancorp, Inc.	11,180	204,035
West Bancorp, Inc.†	3,080	24,578
Westamerica Bancorporation	9,424	524,634
Western Alliance Bancorp†	148,241	1,193,340
Whitney Holding Corp.	34,080	403,848
Zions Bancorporation	86,000	2,059,700

		35,341,191

Batteries/Battery Systems - 0.3%

EnerSys†	60,820	1,368,450

Building & Construction Products-Misc. - 0.3%

Builders FirstSource, Inc.†	26,060	87,822

Gibraltar Industries, Inc.†	48,080	630,810
Interline Brands, Inc.†	4,900	97,559
NCI Building Systems, Inc.†	1,868	21,519
Quanex Building Products Corp.	13,520	269,454
Trex Co., Inc.†	6,478	147,310

		1,254,474

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	11,400	112,632

Building Products-Air & Heating - 0.1%

Lennox International, Inc.	10,640	476,140

Building Products-Cement - 0.0%

US Concrete, Inc.†	24,780	7,310

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	33,400	195,056

Building-Maintance & Services - 0.0%

Integrated Electrical Services, Inc.†	5,380	26,792

Building-Mobile Home/Manufactured Housing - 0.4%

Thor Industries, Inc.	48,900	1,425,924

Building-Residential/Commercial - 0.4%

Amrep Corp.†	2,220	29,837
MDC Holdings, Inc.	54,000	1,694,520

		1,724,357

Chemicals-Diversified - 0.3%

Innophos Holdings, Inc.	28,100	801,974
Innospec, Inc.†	24,640	306,522

		1,108,496

Chemicals-Plastics - 0.6%

A. Schulman, Inc.	6,765	150,352
PolyOne Corp.†	131,920	1,317,881
Spartech Corp.†	75,740	1,008,099

		2,476,332

Chemicals-Specialty - 0.3%

H.B. Fuller Co.	26,818	572,028
Minerals Technologies, Inc.	6,580	351,701
Zep, Inc.	7,460	136,369

		1,060,098

Circuit Boards - 0.1%

DDi Corp.	3,000	26,400
Park Electrochemical Corp.	18,840	487,579

		513,979

Coal - 0.3%

International Coal Group, Inc.†	286,876	1,242,173
Westmoreland Coal Co.†	2,300	23,851

		1,266,024

Collectibles - 0.5%

RC2 Corp.†	107,500	1,999,500

Commerce - 0.0%

SPS Commerce, Inc.†	5,700	68,856

Commercial Services - 0.3%

PHH Corp.†	44,480	980,784

Commercial Services-Finance - 0.5%

Advance America Cash Advance Centers, Inc.	16,040	77,473
Cardtronics, Inc.†	7,400	95,830
Deluxe Corp.	49,020	1,052,459
Dollar Financial Corp.†	36,038	727,968
Global Cash Access Holdings, Inc.†	5,620	44,904
Jackson Hewitt Tax Service, Inc.†	18,598	35,336

		2,033,970

Computer Aided Design - 0.3%

Aspen Technology, Inc.†	96,658	1,107,701

Computer Services - 0.1%

CIBER, Inc.†	39,760	118,485
SYKES Enterprises, Inc.†	1,073	18,520
Unisys Corp.†	10,946	253,947

		390,952

Computer Software - 0.6%

Avid Technology, Inc.†	150,500	2,028,740
DynaVox, Inc., Class A†	10,400	154,336
SS&C Technologies Holdings, Inc.†	2,900	47,328

		2,230,404

Computers-Integrated Systems - 0.4%

Agilysys, Inc.	36,160	243,718
Brocade Communications Systems, Inc.†	259,060	1,411,877

		1,655,595

Computers-Memory Devices - 0.6%

Imation Corp.†	12,500	128,500
Quantum Corp.†	560	1,316
STEC, Inc.†	89,900	1,085,992
Xyratex, Ltd.†	74,900	1,215,627

		2,431,435

Computers-Periphery Equipment - 0.7%

Electronics for Imaging, Inc.†	247,720	2,759,601

Consulting Services - 0.7%

FTI Consulting, Inc.†	66,000	2,822,160

Consumer Products-Misc. - 1.2%

American Greetings Corp., Class A	62,420	1,471,863
Blyth, Inc.	19,792	982,475
Central Garden and Pet Co., Class A†	73,460	694,932
Helen of Troy, Ltd.†	29,120	750,131
Jarden Corp.	10,760	313,224
Prestige Brands Holdings, Inc.†	61,740	476,633

		4,689,258

Containers-Metal/Glass - 0.1%

Silgan Holdings, Inc.	6,976	199,025

Containers-Paper/Plastic - 0.4%

Graham Packaging Co., Inc.†	21,000	263,130
Rock-Tenn Co., Class A	21,580	1,110,507

		1,373,637

Cosmetics & Toiletries - 0.1%

Inter Parfums, Inc.	23,240	363,241

Data Processing/Management - 0.9%

Acxiom Corp.†	18,800	327,308
CSG Systems International, Inc.†	53,242	1,092,526
Fair Isaac Corp.	18,220	422,704

Schawk, Inc.	97,550	1,651,521

		3,494,059

Diagnostic Equipment - 0.2%

Affymetrix, Inc.†	31,980	209,469
GenMark Diagnostics, Inc.†	18,500	99,900
Hansen Medical, Inc.†	174,700	380,846

		690,215

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	24,800	789,136

Distribution/Wholesale - 1.5%

BlueLinx Holdings, Inc.†	14,460	53,646
Houston Wire & Cable Co.	1,578	18,100
School Specialty, Inc.†	85,500	1,837,395
Tech Data Corp.†	14,318	582,027
United Stationers, Inc.†	37,200	2,173,224
WESCO International, Inc.†	32,758	1,225,149

		5,889,541

Diversified Manufacturing Operations - 1.5%

Acuity Brands, Inc.	16,178	665,401
Barnes Group, Inc.	61,800	1,156,896
Federal Signal Corp.	168,262	1,145,864
Koppers Holdings, Inc.	11,440	309,910
Leggett & Platt, Inc.	50,498	1,175,593
Standex International Corp.	20,600	535,806
Tredegar Corp.	42,160	694,797

		5,684,267

Diversified Minerals - 1.0%

Fronteer Gold, Inc.†	680,676	3,845,819

Diversified Operations/Commercial Services - 0.5%

Chemed Corp.	32,500	1,849,575

E-Commerce/Services - 0.1%

Ancestry.com, Inc.†	6,340	106,956
United Online, Inc.	23,958	163,274

		270,230

E-Marketing/Info - 0.0%

QuinStreet, Inc.†	3,000	41,670

E-Services/Consulting - 0.1%

Perficient, Inc.†	25,158	268,436

Electric Products-Misc. - 0.5%

AMETEK, Inc.	49,500	2,009,700

Electric-Integrated - 2.4%

Avista Corp.	62,180	1,200,074
Black Hills Corp.	12,040	345,428
El Paso Electric Co.†	123,500	2,447,770
NorthWestern Corp.	51,018	1,343,814
Pike Electric Corp.†	188,000	1,855,560
Unisource Energy Corp.	18,240	563,251
Westar Energy, Inc.	77,500	1,705,000

		9,460,897

Electronic Components-Misc. - 2.0%

Bel Fuse, Inc., Class B	6,000	105,720
Benchmark Electronics, Inc.†	19,100	352,968
CTS Corp.	20,340	214,180
Jabil Circuit, Inc.	146,000	1,998,740
Methode Electronics, Inc.	40,080	406,812
OSI Systems, Inc.†	4,480	117,690
Sanmina-SCI Corp.†	140,500	2,142,625
Stoneridge, Inc.†	8,440	81,699
Technitrol, Inc.	21,200	81,620
Vishay Intertechnology, Inc.†	245,700	2,223,585

		7,725,639

Electronic Components-Semiconductors - 0.2%

Alpha & Omega Semiconductor, Ltd.†	4,400	65,516
DSP Group, Inc.†	19,980	135,265
Lattice Semiconductor Corp.†	55,580	275,677
MIPS Technologies, Inc.†	18,180	89,991
Semtech Corp.†	5,120	90,163

		656,612

Energy-Alternate Sources - 0.0%

Headwaters, Inc.†	9,920	39,184

Engineering/R&D Services - 0.4%

EMCOR Group, Inc.†	55,098	1,375,797

Enterprise Software/Service - 1.3%

CDC Software Corp. ADR†	201,064	1,717,087
Lawson Software, Inc.†	301,300	2,484,219
MicroStrategy, Inc., Class A†	6,140	473,148
Sybase, Inc.†	3,140	201,996

		4,876,450

Entertainment Software - 0.1%

Take-Two Interactive Software, Inc.†	22,360	258,705

Finance-Auto Loans - 0.2%

AmeriCredit Corp.†	20,460	442,345
Credit Acceptance Corp.†	3,830	182,576

		624,921

Finance-Consumer Loans - 0.5%

Ocwen Financial Corp.†	26,240	319,079
World Acceptance Corp.†	43,558	1,556,327

		1,875,406

Finance-Credit Card - 0.1%

CompuCredit Holdings Corp.	49,067	224,727

Finance-Investment Banker/Broker - 1.0%

Gleacher & Co., Inc.†	289,047	1,138,845
Investment Technology Group, Inc.†	15,400	259,644
Oppenheimer Holdings, Inc.	10,000	279,300
Piper Jaffray Cos., Inc.†	15,560	515,192
Raymond James Financial, Inc.	66,000	1,865,820

		4,058,801

Finance-Leasing Companies - 0.0%

Marlin Business Services Corp.†	3,840	43,392

Financial Guarantee Insurance - 0.3%

Ambac Financial Group, Inc.†	29,780	35,736
Assured Guaranty, Ltd.	19,620	329,616
MGIC Investment Corp.†	34,900	326,664
PMI Group, Inc.†	31,120	145,953
Radian Group, Inc.	15,200	156,256

		994,225

Food-Baking - 0.4%

Flowers Foods, Inc.	67,000	1,655,570

Food-Misc. - 1.9%

B&G Foods, Inc.	216,830	2,298,398
Cal-Maine Foods, Inc.	44,300	1,433,991
Dole Food Co., Inc.†	28,720	262,788
J & J Snack Foods Corp.	27,000	1,199,610
M&F Worldwide Corp.†	4,080	127,174
Ralcorp Holdings, Inc.†	27,000	1,621,890
Seaboard Corp.	200	285,200

		7,229,051

Food-Retail - 0.1%

Great Atlantic & Pacific Tea Co., Inc.†	54,200	292,138

Food-Wholesale/Distribution - 0.1%

Nash Finch Co.	10,920	394,321

Footwear & Related Apparel - 0.1%

The Timberland Co., Class A†	12,040	231,288
Wolverine World Wide, Inc.	5,418	155,497

		386,785

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A	59,620	361,893

Gambling (Non-Hotel) - 0.0%

Isle of Capri Casinos, Inc.†	9,080	90,437

Gas-Distribution - 1.9%

Laclede Group, Inc.	9,000	297,810
National Fuel Gas Co.	1,440	69,984
New Jersey Resources Corp.	12,960	459,432
Nicor, Inc.	36,860	1,489,512
Piedmont Natural Gas, Inc.	7,660	194,641
South Jersey Industries, Inc.	90,900	3,989,601
Southwest Gas Corp.	27,140	803,887
UGI Corp.	1,980	51,757

		7,356,624

Gold Mining - 4.4%

Jaguar Mining, Inc.†	244,300	2,206,029
Seabridge Gold, Inc.†	274,406	9,497,192
US Gold Corp.†	1,401,093	5,534,317

		17,237,538

Hazardous Waste Disposal - 0.3%

Sharps Compliance Corp.†	229,081	1,282,854

Health Care Cost Containment - 0.0%

MedQuist, Inc.	4,100	33,415

Home Furnishings - 0.6%

Ethan Allen Interiors, Inc.	68,500	1,383,700
Furniture Brands International, Inc.†	33,720	264,028
La-Z-Boy, Inc.†	39,700	471,239
Tempur-Pedic International, Inc.†	9,260	307,432

		2,426,399

Hotel/Motels - 0.1%

Wyndham Worldwide Corp.	15,400	363,440

Human Resources - 2.1%

AMN Healthcare Services, Inc.†	242,050	2,013,856
Cross Country Healthcare, Inc.†	36,548	311,024
Emergency Medical Services Corp., Class A†	3,440	184,281
Heidrick & Struggles International, Inc.	41,000	949,150
Kforce, Inc.†	17,720	239,574
Resources Connection, Inc.†	207,300	3,345,822
SFN Group, Inc.†	172,780	1,323,495

		8,367,202

Identification Systems - 0.0%

Checkpoint Systems, Inc.†	760	15,132

Industrial Automated/Robotic - 0.1%

Cognex Corp.	27,940	533,375

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	3,660	118,584

Insurance Brokers - 0.0%

Crawford & Co., Class B†	24,118	81,036

Insurance-Life/Health - 0.9%

American Equity Investment Life Holding Co.	119,998	1,129,181
CNO Financial Group, Inc.†	74,020	415,252
Delphi Financial Group, Inc., Class A	39,216	1,018,439
FBL Financial Group, Inc., Class A	4,106	100,310
Primerica, Inc.†	6,400	151,680
StanCorp Financial Group, Inc.	11,558	494,567
Symetra Financial Corp.	10,400	137,280

		3,446,709

Insurance-Multi-line - 0.7%

Horace Mann Educators Corp.	181,980	2,797,033

Insurance-Property/Casualty - 1.2%

Arch Capital Group, Ltd.†	6,100	448,472
First Mercury Financial Corp.	6,398	78,439
Harleysville Group, Inc.	29,260	954,754
Meadowbrook Insurance Group, Inc.	18,280	158,853
PMA Capital Corp., Class A†	14,560	98,426
ProAssurance Corp.†	10,440	614,498
Selective Insurance Group, Inc.	145,768	2,273,981

		4,627,423

Insurance-Reinsurance - 0.9%

Axis Capital Holdings, Ltd.	11,640	353,856
Platinum Underwriters Holdings, Ltd.	34,100	1,255,221
Validus Holdings, Ltd.	82,421	2,024,260

		3,633,337

Internet Application Software - 0.5%

DealerTrack Holdings, Inc.†	116,500	1,867,495
S1 Corp.†	9,120	55,906

		1,923,401

Internet Infrastructure Software - 0.1%

TIBCO Software, Inc.†	50,540	576,661

Investment Companies - 0.2%

Gladstone Capital Corp.	15,540	175,136
MCG Capital Corp.	62,340	339,753
NGP Capital Resources Co.	16,797	122,450

		637,339

Investment Management/Advisor Services - 0.2%

Affiliated Managers Group, Inc.†	7,020	502,983

Financial Engines, Inc.†	4,300	65,532
GAMCO Investors, Inc., Class A	4,700	186,261
Janus Capital Group, Inc.	12,160	129,625
Pzena Investment Management, Inc., Class A	6,860	48,089

		932,490

Lasers-System/Components - 0.4%

Coherent, Inc.†	42,440	1,498,132
Newport Corp.†	14,822	153,852

		1,651,984

Leisure Products - 0.0%

Brunswick Corp.	9,400	164,218

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	6,360	153,848

Machinery-Farming - 0.1%

AGCO Corp.†	17,060	490,816

Machinery-General Industrial - 1.2%

Applied Industrial Technologies, Inc.	44,600	1,230,068
Flow International Corp.†	455,547	1,166,201
Wabtec Corp.	54,418	2,359,020

		4,755,289

Machinery-Material Handling - 0.2%

Cascade Corp.	3,440	114,483
NACCO Industries, Inc., Class A	6,180	522,581

		637,064

Machinery-Print Trade - 0.0%

Duoyuan Printing, Inc.†	4,900	41,650

Machinery-Pumps - 0.0%

Tecumseh Products Co., Class A†	4,380	57,247

Medical Imaging Systems - 0.0%

Vital Images, Inc.†	10,858	148,972

Medical Information Systems - 0.0%

Medidata Solutions, Inc.†	13,700	192,485

Medical Labs & Testing Services - 0.3%

Covance, Inc.†	19,000	1,002,440

Medical Laser Systems - 0.1%

LCA-Vision, Inc.†	28,700	215,250

Medical Products - 0.7%

Teleflex, Inc.	7,580	425,086
The Cooper Cos., Inc.	53,000	1,953,580
TomoTherapy, Inc.†	147,740	465,381

		2,844,047

Medical Sterilization Products - 0.4%

STERIS Corp.	44,800	1,425,984

Medical-Biomedical/Gene - 2.3%

ARIAD Pharmaceuticals, Inc.†	28,560	109,670
Arqule, Inc.†	25,400	155,194
Bio-Rad Laboratories, Inc., Class A†	15,750	1,473,727
Charles River Laboratories International, Inc.†	50,500	1,693,770
Dendreon Corp.†	39,600	1,718,640
Halozyme Therapeutics, Inc.†	6,560	48,085
Harvard Bioscience, Inc.†	12,980	47,377
Incyte Corp., Ltd.†	243,040	3,132,785
Lexicon Pharmaceuticals, Inc.†	163,700	240,639
Novavax, Inc.†	25,860	62,323
Protalix BioTherapeutics, Inc.†	14,480	87,894
Seattle Genetics, Inc.†	7,320	96,844
Tengion, Inc.†	19,400	82,256

		8,949,204

Medical-Drugs - 0.2%

Bionovo, Inc.†	104,220	43,772
Idenix Pharmaceuticals, Inc.†	22,900	89,539
Pharmasset, Inc.†	9,920	292,243
PharMerica Corp.†	8,940	146,616
XenoPort, Inc.†	2,560	25,421

		597,591

Medical-Generic Drugs - 0.2%

Perrigo Co.	10,120	601,229

Medical-HMO - 0.5%

Centene Corp.†	24,000	547,680
Magellan Health Services, Inc.†	27,442	1,116,615
WellCare Health Plans, Inc.†	5,000	136,300

		1,800,595

Medical-Outpatient/Home Medical - 0.4%

Amedisys, Inc.†	28,000	1,392,160

Metal Processors & Fabrication - 0.5%

Ampco-Pittsburgh Corp.	12,240	283,601
CIRCOR International, Inc.	3,400	101,048
Mueller Industries, Inc.	12,460	330,314
Worthington Industries, Inc.	83,840	1,234,125

		1,949,088

Metal-Diversified - 0.1%

Hecla Mining Co.†	83,700	450,306

MRI/Medical Diagnostic Imaging - 0.0%

Nighthawk Radiology Holdings, Inc.†	35,900	114,521

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	9,540	274,370

Multimedia - 0.0%

Journal Communications, Inc., Class A†	32,380	163,195

Networking Products - 0.2%

Black Box Corp.	19,380	571,516
Calix, Inc.†	1,800	22,014
Meru Networks, Inc.†	11,100	145,410

		738,940

Non-Ferrous Metals - 0.4%

Uranerz Energy Corp.†	932,361	1,454,483

Office Furnishings-Original - 0.3%

HNI Corp.	21,220	650,605
Knoll, Inc.	9,860	145,829
Steelcase, Inc., Class A	45,438	380,771

		1,177,205

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	34,820	245,829

The Standard Register Co.	29,376	117,210

		363,039

Oil & Gas Drilling - 0.9%

Atlas Energy, Inc.†	80,800	2,495,104
Hercules Offshore, Inc.†	236,680	738,442
Pioneer Drilling Co.†	28,640	169,835

		3,403,381

Oil Companies-Exploration & Production - 2.0%

Brigham Exploration Co.†	172,700	2,966,986
Delta Petroleum Corp.†	5,280	6,230
Endeavour International Corp.†	2,660	3,644
Gulfport Energy Corp.†	33,320	437,492
Mariner Energy, Inc.†	92,597	1,979,724
Petroquest Energy, Inc.†	131,200	823,936
PrimeEnergy Corp.†	240	4,783
Stone Energy Corp.†	29,820	399,886
Swift Energy Co.†	15,198	420,225
Vaalco Energy, Inc.	82,860	442,473
W&T Offshore, Inc.	49,800	485,052

		7,970,431

Oil Field Machinery & Equipment - 0.1%

Complete Production Services, Inc.†	22,400	291,424

Oil-Field Services - 1.3%

Cal Dive International, Inc.†	35,860	197,947
Helix Energy Solutions Group, Inc.†	17,040	185,566
Key Energy Services, Inc.†	166,700	1,593,652
Oceaneering International, Inc.†	15,500	717,185
TETRA Technologies, Inc.†	129,000	1,297,740
Willbros Group, Inc.†	123,000	1,142,670

		5,134,760

Paper & Related Products - 1.3%

Boise, Inc.†	6,180	37,945
Buckeye Technologies, Inc.†	58,278	706,329
Cellu Tissue Holdings, Inc.†	16,540	149,853
Domtar Corp.	6,420	392,904
Glatfelter	124,000	1,438,400
Neenah Paper, Inc.	87,940	1,665,584
Schweitzer-Mauduit International, Inc.	15,200	839,040

		5,230,055

Pharmacy Services - 0.7%

Omnicare, Inc.	114,160	2,866,558

Platinum - 0.1%

Stillwater Mining Co.†	18,720	247,853

Power Converter/Supply Equipment - 0.1%

Power-One, Inc.	36,900	288,189

Printing-Commercial - 0.1%

Valassis Communications, Inc.†	9,360	341,827

Publishing-Books - 0.1%

Scholastic Corp.	12,100	316,415

Publishing-Newspapers - 0.6%

Dolan Media Co.†	182,990	2,250,777

Radio - 0.1%

Cumulus Media, Inc., Class A†	26,700	109,470
Entercom Communications Corp., Class A†	13,340	166,750

		276,220

Real Estate Investment Trusts - 4.8%

Anworth Mortgage Asset Corp.	91,240	618,607
Apartment Investment & Management Co., Class A	35,279	727,806
Ashford Hospitality Trust, Inc.†	42,380	336,921
Associated Estates Realty Corp.	3,540	48,533
BioMed Realty Trust, Inc.	16,500	280,665
Brandywine Realty Trust	6,656	77,143
CBL & Associates Properties, Inc.	31,340	447,849
Colonial Properties Trust	7,293	109,978
DCT Industrial Trust, Inc.	133,340	645,366
Developers Diversified Realty Corp.	60,860	696,238
DiamondRock Hospitality Co.†	57,334	524,033
Dupont Fabros Technology, Inc.	7,740	197,680
EastGroup Properties, Inc.	4,560	168,629
Education Realty Trust, Inc.	106,418	676,818
First Industrial Realty Trust, Inc.†	22,518	150,645
Home Properties, Inc.	15,900	773,217
Hospitality Properties Trust	28,140	633,150
LaSalle Hotel Properties	14,378	323,505
Lexington Realty Trust	128,076	795,352
LTC Properties, Inc.	24,320	624,781
MFA Mtg. Investments, Inc.	350,058	2,565,925
Mission West Properties, Inc.	33,160	222,504
Pennsylvania Real Estate Investment Trust	45,880	632,685
PS Business Parks, Inc.	23,900	1,288,449
Ramco-Gershenson Properties Trust	36,260	391,971
Resource Capital Corp.	24,600	138,006
Saul Centers, Inc.	7,700	295,295
Strategic Hotels & Resorts, Inc.†	17,638	86,426
Sunstone Hotel Investors, Inc.†	77,968	859,987
Taubman Centers, Inc.	18,100	732,869
U-Store-It Trust	133,860	1,100,329
Universal Health Realty Income Trust	45,600	1,485,192

		18,656,554

Real Estate Operations & Development - 0.1%

Forestar Real Estate Group, Inc.†	20,240	371,404

Recycling - 0.1%

Metalico, Inc.†	82,540	409,398

Rental Auto/Equipment - 1.1%

Electro Rent Corp.	12,000	163,080
Rent-A-Center, Inc.†	31,040	751,789
United Rentals, Inc.†	285,189	3,465,046

		4,379,915

Research & Development - 0.0%

Kendle International, Inc.†	12,160	171,456

Retail-Apparel/Shoe - 1.4%

AnnTaylor Stores Corp.†	16,340	353,761
Cache, Inc.†	24,900	153,135
Cato Corp., Class A	10,280	243,944
Charming Shoppes, Inc.†	61,358	279,793
Chico’s FAS, Inc.	63,082	771,493
Express, Inc.†	10,400	148,720

Gymboree Corp.†	44,500	1,983,810
Hot Topic, Inc.	53,440	297,126
Liz Claiborne, Inc.†	62,560	383,493
Pacific Sunwear of California, Inc.†	66,740	271,632
Talbots, Inc.†	21,980	330,579
The Finish Line, Inc., Class A	18,140	302,031

		5,519,517

Retail-Automobile - 1.4%

Asbury Automotive Group, Inc.†	31,280	413,522
Copart, Inc.†	79,000	2,836,100
Group 1 Automotive, Inc.†	72,000	2,047,680
Sonic Automotive, Inc.†	35,480	350,897

		5,648,199

Retail-Bookstores - 0.3%

Borders Group, Inc.†	561,490	1,106,135

Retail-Convenience Store - 0.0%

The Pantry, Inc.†	8,100	123,849

Retail-Discount - 0.1%

Fred’s, Inc.	16,720	228,897

Retail-Hair Salons - 0.1%

Regis Corp.	15,220	279,896

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.	58,258	944,362

Retail-Jewelry - 0.0%

Signet Jewelers, Ltd.†	5,000	155,250

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	26,860	271,286

Retail-Major Department Stores - 0.5%

Saks, Inc.†	226,300	2,077,434

Retail-Office Supplies - 0.5%

OfficeMax, Inc.†	100,000	1,783,000

Retail-Regional Department Stores - 0.2%

Dillard’s, Inc., Class A	32,540	933,573

Retail-Restaurants - 1.4%

Burger King Holdings, Inc.	123,000	2,338,230
O’Charley’s, Inc.†	83,240	620,138
Papa John’s International, Inc.†	67,500	1,676,025
PF Chang’s China Bistro, Inc.	5,520	239,954
Ruby Tuesday, Inc.†	29,120	313,331
Ruth’s Hospitality Group, Inc.†	49,272	238,477

		5,426,155

Retirement/Aged Care - 0.0%

Brookdale Senior Living, Inc.†	8,700	153,033

Rubber-Tires - 0.6%

Cooper Tire & Rubber Co.	124,000	2,344,840

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	25,358	227,715

Savings & Loans/Thrifts - 0.9%

Astoria Financial Corp.	35,338	525,829
First Financial Holdings, Inc.	3,900	54,678
First Niagara Financial Group, Inc.	6,760	89,300
Northwest Bancshares, Inc.	206,700	2,403,921
OceanFirst Financial Corp.	9,320	113,984
WSFS Financial Corp.	3,958	159,626

		3,347,338

Seismic Data Collection - 0.0%

Global Geophysical Services, Inc.†	16,500	153,780
T.G.C. Industries, Inc.†	10,420	35,220

		189,000

Semiconductor Components-Integrated Circuits - 0.5%

Cirrus Logic, Inc.†	113,400	1,611,981
Emulex Corp.†	11,000	115,280
Integrated Device Technology, Inc.†	26,160	152,774
MaxLinear, Inc.†	4,300	68,714

		1,948,749

Semiconductor Equipment - 2.8%

ATMI, Inc.†	87,000	1,409,400
Brooks Automation, Inc.†	24,880	207,002
Entegris, Inc.†	1,186,180	6,405,372
Novellus Systems, Inc.†	21,060	543,769
Photronics, Inc.†	10,600	53,636
Rudolph Technologies, Inc.†	6,980	61,982
Varian Semiconductor Equipment Associates, Inc.†	73,000	2,269,570

		10,950,731

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	53,040	229,663

Steel-Producers - 0.1%

Metals USA Holdings Corp.†	15,400	235,620

Telecom Equipment-Fiber Optics - 0.1%

Oplink Communications, Inc.†	20,720	296,710

Telecom Services - 2.2%

Consolidated Communications Holdings, Inc.	28,113	485,511
RCN Corp.†	21,800	316,645
Vonage Holdings Corp.†	3,804,354	7,646,752

		8,448,908

Telecommunication Equipment - 1.0%

Arris Group, Inc.†	35,000	383,950
CommScope, Inc.†	18,598	524,464
Plantronics, Inc.	96,000	2,874,240

		3,782,654

Telephone-Integrated - 0.5%

Frontier Communications Corp.	50,122	398,470
General Communication, Inc., Class A†	241,950	1,386,373

		1,784,843

Television - 0.2%

Belo Corp., Class A†	35,518	258,216
Sinclair Broadcast Group, Inc., Class A†	86,140	571,539

		829,755

Textile-Apparel - 0.2%

Perry Ellis International, Inc.†	23,749	571,401
Unifi, Inc.†	14,500	57,275

		628,676

Theaters - 0.0%

Carmike Cinemas, Inc.†	2,400	26,640

Therapeutics - 0.0%

Cypress Bioscience, Inc.†	7,120	29,334
Nabi Biopharmaceuticals†	9,960	54,382

		83,716

Toys - 0.1%

Hasbro, Inc.	7,060	283,459
Jakks Pacific, Inc.†	17,498	259,145

		542,604

Transactional Software - 0.8%

Solera Holdings, Inc.	11,190	388,069
VeriFone Holdings, Inc.†	133,000	2,683,940

		3,072,009

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	5,338	279,017

Transport-Equipment & Leasing - 0.2%

Aircastle, Ltd.	28,000	275,800
TAL International Group, Inc.	18,300	439,017

		714,817

Transport-Marine - 1.2%

Frontline, Ltd.	60,773	1,998,824
General Maritime Corp.	14,810	102,337
Horizon Lines, Inc. Class A	96,620	394,210
International Shipholding Corp.	10,478	251,053
Nordic American Tanker Shipping, Ltd.	61,100	1,735,240
Overseas Shipholding Group, Inc.	4,460	172,557

		4,654,221

Transport-Services - 0.1%

Pacer International, Inc.†	47,200	384,208

Transport-Truck - 1.3%

Arkansas Best Corp.	35,720	835,491
Celadon Group, Inc.†	8,920	121,490
Forward Air Corp.	72,500	1,984,325
Heartland Express, Inc.	7,100	110,370
Landstar System, Inc.	39,500	1,656,630
Saia, Inc.†	14,920	223,352
Werner Enterprises, Inc.	13,580	306,093

		5,237,751

Water - 0.1%

California Water Service Group	5,780	207,097

Web Hosting/Design - 0.0%

Web.Com Group, Inc.†	32,720	124,009

Wire & Cable Products - 0.4%

Fushi Copperweld, Inc.†	125,734	1,249,796
Insteel Industries, Inc.	22,020	279,214

		1,529,010

Wireless Equipment - 0.3%

InterDigital, Inc.†	2,880	75,168
TeleNav, Inc.†	117,323	984,340

		1,059,508

Total Common Stock
(cost $349,892,653)		374,807,653

U.S. GOVERNMENT TREASURIES - 0.2%
United States Treasury Notes - 0.2%

1.25% due 11/30/10(1) (cost $938,593)	$930,000	934,541

Total Long-Term Investment Securities
(cost $350,831,246)		375,742,194

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Time Deposits - 0.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/10 (cost $1,058,000)	1,058,000	1,058,000

REPURCHASE AGREEMENTS - 2.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $1,094,001 and collateralized by $1,110,000 of United States Treasury Notes, bearing interest at 2.50%, due 04/30/15 and having an approximate value of $1,130,868	1,094,000	1,094,000

State Street Bank & Trust Co. Joint Repurchase Agreement (2)	9,187,000	9,187,000

Total Repurchase Agreements
(cost $10,281,000)		10,281,000

TOTAL INVESTMENTS
(cost $362,170,246)(3)	99.5%	387,081,194
Other assets less liabilities	0.5	1,905,928

NET ASSETS	100.0%	$388,987,122

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreement
(3)	See Note 5 for cost of investments on a tax basis.

ADR-American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2010	Unrealized Appreciation (Depreciation)
61	Long	Russell 2000 Mini Index	June 2010	$4,134,677	$4,032,710	$(101,967)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$35,341,191	$—	$—	$35,341,191
Other Industries*	339,466,462	—	—	339,466,462
U.S. Government Treasuries	—	934,541	—	934,541
Short-Term Investment Securities:
Time Deposit	—	1,058,000	—	1,058,000
Repurchase Agreement	—	10,281,000	—	10,281,000
Other Financial Instruments:+
Open Futures Contracts - Depreciation	(101,967)	—	—	(101,967)

Total	$374,705,686	$12,273,541	$—	$386,979,227

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.8%
Advertising Agencies - 0.3%

Omnicom Group, Inc.	47,557	$1,804,788

Agricultural Operations - 0.7%

Archer-Daniels-Midland Co.	186,493	4,712,678

Airlines - 0.2%

Southwest Airlines Co.	101,029	1,256,801

Apparel Manufacturers - 0.1%

Coach, Inc.	26,348	1,083,166

Appliances - 0.2%

Whirlpool Corp.	10,384	1,084,505

Applications Software - 2.5%

Citrix Systems, Inc.†	13,996	610,366
Microsoft Corp.	602,213	15,537,095
Red Hat, Inc.†	14,982	439,122
Salesforce.com, Inc.†	9,373	811,046

		17,397,629

Athletic Footwear - 0.4%

NIKE, Inc., Class B	37,062	2,682,548

Audio/Video Products - 0.1%

Harman International Industries, Inc.†	11,723	378,653

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	41,298	1,693,218

Banks-Commercial - 1.0%

BB&T Corp.	98,660	2,983,478
First Horizon National Corp.†	27,901	347,367
M&T Bank Corp.	15,758	1,248,664
Marshall & Ilsley Corp.	92,312	752,343
Regions Financial Corp.	201,485	1,537,331
Zions Bancorporation	12,005	287,520

		7,156,703

Banks-Fiduciary - 1.2%

Northern Trust Corp.	52,156	2,650,046
State Street Corp.	49,317	1,882,430
The Bank of New York Mellon Corp.	136,080	3,701,376

		8,233,852

Banks-Super Regional - 1.9%

Capital One Financial Corp.	48,157	1,988,884
Comerica, Inc.	24,273	924,801
Huntington Bancshares, Inc.	102,135	629,152
KeyCorp	129,863	1,041,501
PNC Financial Services Group, Inc.	49,080	3,079,770
SunTrust Banks, Inc.	55,335	1,491,278
US Bancorp	168,367	4,034,074

		13,189,460

Beverages-Non-alcoholic - 1.9%

Dr Pepper Snapple Group, Inc.	35,240	1,334,186
The Coca-Cola Co.	228,297	11,734,466

		13,068,652

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†	5,832	219,633
Scripps Networks Interactive Inc., Class A	15,036	679,327

		898,960

Cable/Satellite TV - 0.9%

DIRECTV, Class A†	112,516	4,240,728
Time Warner Cable, Inc.	44,365	2,428,096

		6,668,824

Cellular Telecom - 0.4%

MetroPCS Communications, Inc.†	38,453	345,692
Sprint Nextel Corp.†	545,935	2,800,647

		3,146,339

Chemicals-Specialty - 0.6%

Eastman Chemical Co.	13,555	818,586
Ecolab, Inc.	28,986	1,369,009
International Flavors & Fragrances, Inc.	28,340	1,261,130
Sigma-Aldrich Corp.	9,939	529,550

		3,978,275

Coatings/Paint - 0.2%

The Sherwin-Williams Co.	20,169	1,545,550

Commercial Services - 0.1%

Iron Mountain, Inc.	44,066	1,080,498

Commercial Services-Finance - 2.1%

Automatic Data Processing, Inc.	116,279	4,753,485
Equifax, Inc.	17,523	530,071
H&R Block, Inc.	88,899	1,429,496
Mastercard, Inc., Class A	8,941	1,804,026
Moody’s Corp.	13,343	273,531
Paychex, Inc.	65,027	1,855,871
The Western Union Co.	73,431	1,171,959
Visa, Inc., Class A	42,816	3,102,447

		14,920,886

Computer Aided Design - 0.1%

Autodesk, Inc.†	21,033	615,426

Computer Services - 0.2%

Cognizant Technology Solutions Corp., Class A†	28,892	1,445,756

Computers - 4.2%

Apple, Inc.†	67,976	17,480,708
Dell, Inc.†	193,241	2,575,903
Hewlett-Packard Co.	200,544	9,227,029

		29,283,640

Computers-Integrated Systems - 0.1%

Teradata Corp.†	15,675	500,659

Computers-Memory Devices - 1.1%

EMC Corp.†	238,204	4,435,358
NetApp, Inc.†	39,204	1,477,207
SanDisk Corp.†	26,043	1,214,125
Western Digital Corp.†	27,489	956,892

		8,083,582

Consumer Products-Misc. - 0.5%

Clorox Co.	3,631	228,100
Kimberly-Clark Corp.	51,302	3,114,031

		3,342,131

Containers-Metal/Glass - 0.2%

Ball Corp.	13,296	654,828
Owens-Illinois, Inc.†	20,768	629,893

		1,284,721

Containers-Paper/Plastic - 0.2%

Pactiv Corp.†	14,683	419,640

Sealed Air Corp.	32,591	679,197

		1,098,837

Cosmetics & Toiletries - 3.2%

Colgate-Palmolive Co.	58,399	4,560,378
The Estee Lauder Cos., Inc., Class A	11,971	697,550
The Procter & Gamble Co.	283,573	17,323,475

		22,581,403

Cruise Lines - 0.3%

Carnival Corp.	61,925	2,243,543

Data Processing/Management - 0.4%

Fidelity National Information Services, Inc.	53,884	1,482,887
Fiserv, Inc.†	21,796	1,036,400

		2,519,287

Distribution/Wholesale - 0.4%

Fastenal Co.	19,640	990,641
Genuine Parts Co.	41,852	1,699,610

		2,690,251

Diversified Banking Institutions - 4.3%

Bank of America Corp.	749,078	11,790,487
Citigroup, Inc.†	1,604,554	6,354,034
JPMorgan Chase & Co.	307,772	12,181,616

		30,326,137

Diversified Manufacturing Operations - 0.9%

Danaher Corp.	50,274	3,990,750
Leggett & Platt, Inc.	19,061	443,740
Parker Hannifin Corp.	28,839	1,772,445

		6,206,935

Diversified Operations - 0.1%

Leucadia National Corp.†	33,128	726,166

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	21,404	2,685,346

E-Commerce/Services - 0.6%

eBay, Inc.†	113,182	2,423,227
Expedia, Inc.	35,544	766,329
priceline.com, Inc.†	3,971	759,096

		3,948,652

Electric Products-Misc. - 0.1%

Molex, Inc.	21,254	450,160

Electric-Generation - 0.2%

The AES Corp.†	133,930	1,375,461

Electric-Integrated - 2.3%

Allegheny Energy, Inc.	34,703	710,023
Entergy Corp.	86,114	6,464,578
Northeast Utilities	157,144	4,077,887
Pepco Holdings, Inc.	156,814	2,529,410
TECO Energy, Inc.	130,985	2,036,817

		15,818,715

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc.	36,050	493,525

Electronic Components-Semiconductors - 1.0%

Advanced Micro Devices, Inc.†	104,110	892,223
Altera Corp.	10,137	238,929
Broadcom Corp., Class A	51,074	1,763,074
LSI Corp.†	74,705	398,178
Microchip Technology, Inc.	64,819	1,805,209
National Semiconductor Corp.	70,088	984,736
NVIDIA Corp.†	55,080	723,751
QLogic Corp.†	18,932	343,048
Xilinx, Inc.	8,742	213,742

		7,362,890

Electronic Connectors - 0.2%

Amphenol Corp., Class A	26,025	1,103,460

Electronic Forms - 0.3%

Adobe Systems, Inc.†	57,820	1,854,866

Energy-Alternate Sources - 0.0%

First Solar, Inc.†	2,472	277,754

Engines-Internal Combustion - 0.3%

Cummins, Inc.	28,055	1,907,179

Enterprise Software/Service - 0.2%

CA, Inc.	80,599	1,632,130

Filtration/Separation Products - 0.1%

Pall Corp.	14,313	487,358

Finance-Consumer Loans - 0.1%

SLM Corp.†	68,493	760,957

Finance-Credit Card - 0.8%

American Express Co.	108,964	4,344,395
Discover Financial Services	78,439	1,055,004

		5,399,399

Finance-Investment Banker/Broker - 0.4%

E*Trade Financial Corp.†	272,399	403,151
The Charles Schwab Corp.	153,309	2,505,069

		2,908,220

Finance-Other Services - 0.7%

CME Group, Inc.	8,763	2,774,804
IntercontinentalExchange, Inc.†	5,118	594,353
NYSE Euronext	55,234	1,583,559
The NASDAQ OMX Group, Inc.†	16,593	308,464

		5,261,180

Food-Confectionery - 0.4%

The Hershey Co.	38,682	1,810,318
The J.M. Smucker Co.	13,660	754,305

		2,564,623

Food-Misc. - 2.8%

ConAgra Foods, Inc.	61,296	1,482,137
General Mills, Inc.	46,589	3,318,535
H.J. Heinz Co.	81,267	3,590,376
Kellogg Co.	53,298	2,847,712
Kraft Foods, Inc., Class A	228,398	6,532,183
Sara Lee Corp.	118,148	1,674,157

		19,445,100

Food-Retail - 0.1%

Safeway, Inc.	13,913	308,034

Whole Foods Market, Inc.†	17,569	710,314

		1,018,348

Food-Wholesale/Distribution - 0.3%

Sysco Corp.	80,285	2,393,296

Forestry - 0.2%

Plum Creek Timber Co., Inc.	32,129	1,125,158

Gas-Distribution - 0.8%

CenterPoint Energy, Inc.	139,355	1,898,015
Nicor, Inc.	39,978	1,615,511
NiSource, Inc.	147,918	2,212,853

		5,726,379

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†	21,092	1,236,413

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	43,304	721,445

Hotels/Motels - 0.3%

Starwood Hotels & Resorts Worldwide, Inc.	22,545	1,042,706
Wyndham Worldwide Corp.	35,101	828,384

		1,871,090

Human Resources - 0.1%

Monster Worldwide, Inc.†	10,634	157,277
Robert Half International, Inc.	23,233	587,562

		744,839

Industrial Gases - 0.9%

Air Products & Chemicals, Inc.	34,295	2,368,413
Airgas, Inc.	1,686	105,325
Praxair, Inc.	48,689	3,778,266

		6,252,004

Instruments-Scientific - 0.0%

Waters Corp.†	3,433	234,955

Insurance Brokers - 0.9%

AON Corp.	74,952	2,958,356
Marsh & McLennan Cos., Inc.	140,440	3,062,996

		6,021,352

Insurance-Life/Health - 1.0%

Aflac, Inc.	39,706	1,758,976
Lincoln National Corp.	29,885	790,757
Principal Financial Group, Inc.	35,365	961,574
Prudential Financial, Inc.	42,011	2,424,455
Torchmark Corp.	5,351	275,737
Unum Group	31,044	717,116

		6,928,615

Insurance-Multi-line - 1.9%

Assurant, Inc.	16,698	579,421
Cincinnati Financial Corp.	88,183	2,397,696
Genworth Financial, Inc., Class A†	61,399	957,210
Hartford Financial Services Group, Inc.	44,316	1,111,002
Loews Corp.	65,052	2,114,840
MetLife, Inc.	71,655	2,901,311
The Allstate Corp.	76,525	2,343,961
XL Capital, Ltd., Class A	60,695	1,068,839

		13,474,280

Insurance-Property/Casualty - 1.5%

Chubb Corp.	75,951	3,815,778
The Progressive Corp.	120,792	2,366,315
The Travelers Cos., Inc.	87,406	4,323,975

		10,506,068

Internet Security - 0.2%

Symantec Corp.†	97,785	1,385,613

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	35,042	1,394,321
Franklin Resources, Inc.	15,629	1,533,049
Invesco, Ltd.	65,753	1,220,376
Janus Capital Group, Inc.	28,061	299,130
Legg Mason, Inc.	26,699	793,494
T. Rowe Price Group, Inc.	27,064	1,340,209

		6,580,579

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	66,375	4,032,945

Machinery-Farming - 0.5%

Deere & Co.	59,880	3,453,878

Machinery-General Industrial - 0.2%

Roper Industries, Inc.	20,812	1,207,512

Machinery-Pumps - 0.1%

Flowserve Corp.	8,714	828,701

Medical Instruments - 1.0%

Boston Scientific Corp.†	160,598	971,618
Intuitive Surgical, Inc.†	3,925	1,266,872
Medtronic, Inc.	114,000	4,466,520

		6,705,010

Medical Labs & Testing Services - 0.0%

Quest Diagnostics, Inc.	5,219	275,302

Medical Products - 0.9%

Becton, Dickinson and Co.	31,731	2,262,420
CareFusion Corp.†	8,396	213,426
Hospira, Inc.†	18,956	986,849
Stryker Corp.	33,834	1,794,217
Varian Medical Systems, Inc.†	285	14,276
Zimmer Holdings, Inc.†	25,123	1,405,130

		6,676,318

Medical-Biomedical/Gene - 1.8%

Amgen, Inc.†	110,048	5,698,285
Celgene Corp.†	52,802	2,785,833
Gilead Sciences, Inc.†	89,079	3,199,718
Life Technologies Corp.†	17,309	866,489

		12,550,325

Medical-Drugs - 5.4%

Abbott Laboratories	202,148	9,614,159
Allergan, Inc.	32,568	1,960,268
Bristol-Myers Squibb Co.	295,069	6,848,551
Eli Lilly & Co.	284,601	9,332,067
Forest Laboratories, Inc.†	23,203	600,493

Merck & Co., Inc.	271,543	9,148,284

		37,503,822

Medical-Generic Drugs - 0.0%

Mylan, Inc.†	15,593	303,128

Medical-HMO - 1.3%

Aetna, Inc.	42,990	1,253,588
CIGNA Corp.	31,136	1,042,122
Coventry Health Care, Inc.†	19,531	404,292
Humana, Inc.†	14,885	685,454
UnitedHealth Group, Inc.	119,187	3,464,766
WellPoint, Inc.†	47,778	2,451,012

		9,301,234

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	50,356	288,036

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	13,126	410,581
Cardinal Health, Inc.	47,105	1,624,652

		2,035,233

Metal Processors & Fabrication - 0.3%

Precision Castparts Corp.	19,736	2,303,191

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.	17,802	994,420

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	30,057	908,022

Multimedia - 2.3%

Meredith Corp.	7,691	258,341
News Corp., Class A	237,802	3,138,986
The Walt Disney Co.	181,583	6,068,504
Time Warner, Inc.	147,218	4,562,286
Viacom, Inc., Class B	71,964	2,418,710

		16,446,827

Networking Products - 1.9%

Cisco Systems, Inc.†	502,798	11,644,802
Juniper Networks, Inc.†	62,116	1,653,528

		13,298,330

Non-Ferrous Metals - 0.1%

Titanium Metals Corp.†	20,322	359,090

Office Automation & Equipment - 0.6%

Pitney Bowes, Inc.	89,179	2,019,013
Xerox Corp.	215,021	2,001,845

		4,020,858

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.	13,812	871,537
Helmerich & Payne, Inc.	13,185	496,811
Nabors Industries, Ltd.†	44,102	839,261

		2,207,609

Oil Companies-Exploration & Production - 3.6%

Apache Corp.	39,131	3,503,790
Cabot Oil & Gas Corp.	22,468	779,415
Chesapeake Energy Corp.	97,627	2,180,987
Devon Energy Corp.	59,076	3,772,003
EOG Resources, Inc.	35,460	3,717,626
EQT Corp.	57,287	2,245,078
Noble Energy, Inc.	33,600	1,998,864
Pioneer Natural Resources Co.	18,440	1,174,628
Questar Corp.	52,782	2,367,800
Range Resources Corp.	27,525	1,237,249
Southwestern Energy Co.†	52,286	1,966,476

		24,943,916

Oil Companies-Integrated - 2.3%

Hess Corp.	113,988	6,064,161
Marathon Oil Corp.	184,077	5,722,954
Murphy Oil Corp.	76,097	4,062,058

		15,849,173

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	32,943	1,192,536
FMC Technologies, Inc.†	15,660	910,629
National Oilwell Varco, Inc.	61,345	2,339,085

		4,442,250

Oil-Field Services - 1.5%

Halliburton Co.	105,994	2,631,831
Schlumberger, Ltd.	120,348	6,757,540
Smith International, Inc.	24,009	901,778

		10,291,149

Pharmacy Services - 0.7%

Express Scripts, Inc.†	23,560	2,370,136
Medco Health Solutions, Inc.†	39,246	2,262,532

		4,632,668

Pipelines - 1.2%

El Paso Corp.	179,128	2,031,311
Oneok, Inc.	32,627	1,450,923
Spectra Energy Corp.	133,998	2,681,300
The Williams Cos., Inc.	98,723	1,949,779

		8,113,313

Printing-Commercial - 0.1%

R.R. Donnelley & Sons Co.	42,261	809,721

Publishing-Newspapers - 0.0%

The New York Times Co., Class A†	9,397	87,204
The Washington Post Co., Class B	78	36,327

		123,531

Quarrying - 0.1%

Vulcan Materials Co.	16,732	844,631

Real Estate Investment Trusts - 1.9%

AvalonBay Communities, Inc.	9,134	895,680
Boston Properties, Inc.	16,799	1,288,147
Equity Residential	34,054	1,536,857
HCP, Inc.	35,634	1,135,299
Health Care REIT, Inc.	4,625	199,245
Host Hotels & Resorts, Inc.	76,749	1,094,441
Kimco Realty Corp.	45,989	657,643
ProLogis	80,381	914,736
Public Storage	10,422	966,015
Simon Property Group, Inc.	29,836	2,536,955
Ventas, Inc.	14,978	703,217
Vornado Realty Trust	20,123	1,563,155

		13,491,390

Real Estate Management/Services - 0.1%

CB Richard Ellis Group, Inc., Class A†	34,031	538,711

Retail-Apparel/Shoe - 0.1%

The Gap, Inc.	30,426	663,287

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	22,760	1,021,241

Retail-Building Products - 0.5%

Lowe’s Cos., Inc.	151,037	3,738,166

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	19,232	812,552
RadioShack Corp.	1,832	37,446

		849,998

Retail-Discount - 3.2%

Costco Wholesale Corp.	18,893	1,100,517
Target Corp.	61,823	3,371,208
Wal-Mart Stores, Inc.	361,537	18,279,311

		22,751,036

Retail-Drug Store - 1.2%

CVS Caremark Corp.	154,680	5,356,568
Walgreen Co.	97,498	3,123,836

		8,480,404

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.	10,294	282,982
Nordstrom, Inc.	17,041	676,528
TJX Cos., Inc.	18,978	862,740

		1,822,250

Retail-Office Supplies - 0.3%

Office Depot, Inc.†	51,889	300,956
Staples, Inc.	72,271	1,555,272

		1,856,228

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.†	8,440	428,330
Macy’s, Inc.	24,344	540,680

		969,010

Retail-Restaurants - 1.9%

McDonald’s Corp.	168,140	11,243,522
Starbucks Corp.	71,738	1,857,297

		13,100,819

Savings & Loans/Thrifts - 0.2%

Hudson City Bancorp, Inc.	122,621	1,546,251

Semiconductor Components-Integrated Circuits - 0.5%

Analog Devices, Inc.	58,209	1,697,957
Linear Technology Corp.	60,775	1,699,269

		3,397,226

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	199,655	2,577,546
KLA-Tencor Corp.	19,838	610,415
Teradyne, Inc.†	11,216	123,152

		3,311,113

Telecom Equipment-Fiber Optics - 0.6%

Corning, Inc.	200,104	3,487,813
JDS Uniphase Corp.†	40,522	466,003

		3,953,816

Telecommunication Equipment - 0.1%

Tellabs, Inc.	101,363	912,267

Telephone-Integrated - 1.5%

CenturyLink, Inc.	136,320	4,679,866
Frontier Communications Corp.	188,591	1,499,298
Qwest Communications International, Inc.	505,978	2,651,325
Windstream Corp.	180,926	1,930,480

		10,760,969

Tools-Hand Held - 0.2%

Snap-On, Inc.	8,582	379,324
Stanley Black & Decker, Inc.	16,586	925,333

		1,304,657

Toys - 0.1%

Mattel, Inc.	40,548	878,270

Transport-Rail - 0.9%

CSX Corp.	50,016	2,613,336
Norfolk Southern Corp.	64,755	3,656,067

		6,269,403

Transport-Services - 0.4%

C.H. Robinson Worldwide, Inc.	20,235	1,175,856
Expeditors International of Washington, Inc.	39,683	1,515,494

		2,691,350

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co., Class A	19,180	945,958

Web Portals/ISP - 1.8%

Google, Inc., Class A†	19,097	9,265,483
Yahoo!, Inc.†	200,651	3,077,986

		12,343,469

Wireless Equipment - 1.5%

American Tower Corp., Class A†	63,325	2,566,562
QUALCOMM, Inc.	225,527	8,019,740

		10,586,302

Total Long-Term Investment Securities
(cost $649,613,102)		684,821,602

SHORT-TERM INVESTMENT SECURITIES - 0.4%
U.S. Government Treasuries - 0.4%

United States Treasury Bills 0.17% due 09/16/10(1)
(cost $2,998,484)	$3,000,000	2,998,530

REPURCHASE AGREEMENT - 1.6%

State Street Bank & Trust Co. Joint Repurchase Agreement(2)
(cost $11,101,000)	11,101,000	11,101,000

TOTAL INVESTMENTS
(cost $663,712,586)(3)	99.8%	698,921,132
Other assets less liabilities	0.2	1,098,224

NET ASSETS	100.0%	$700,019,356

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value at May 31, 2010	Unrealized Appreciation (Depreciation)
274	Long	S&P 500 E-Mini Futures Index	June 2010	$15,618,232	$14,912,450	$(705,782)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$37,503,822	$—	$—	$37,503,822
Other Industries*	647,317,780	—	—	647,317,780
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,998,530	—	2,998,530
Repurchase Agreement	—	11,101,000	—	11,101,000
Other Financial Instruments:+
Open Futures Contracts - Depreciation	(705,782)	—	—	(705,782)

Total	$684,115,820	$14,099,530	$—	$698,215,350

*        Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+        Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock
Balance as of 8/31/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases(sales)	(0)
Transfers in and/or out of Level 3	—

Balance as of 5/31/2010	$—

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2010 (Unaudited)

Security Description	Principal Amount/ Shares (12)	Value (Note 1)
ASSET BACKED SECURITIES - 3.3%
Diversified Financial Services - 3.3%

Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(1)(4)	$1,700,000	$1,432,815
Carrington Mtg. Loan Trust Series 2006-NC3, Class A2 0.44% due 08/25/36(2)	1,889,680	1,468,404
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.50% due 02/05/19*(1)(2)	550,000	514,492
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A 3.25% due 04/25/38*(3)	2,922,752	2,938,462
GS Mortgage Securities Trust Series 2007-GG10, Class A4 5.80% due 08/10/45(1)(4)	400,000	375,578
GSAMP Trust Series 2007-FM2, Class A2A 0.40% due 01/25/37(2)	1,978,395	1,804,425
GSR Mtg. Loan Trust Series 2004-10F, Class 6A1 5.00% due 09/25/34(3)	280,227	287,333
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.98% due 06/15/49(1)(4)	1,000,000	935,459
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007- 8, Class AJ 6.15% due 08/12/49(1)(4)	2,500,000	1,667,745
Morgan Stanley Capital I Series 2007-IQ14, Class A4 5.69% due 04/15/49(1)	2,500,000	2,308,493
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.00% due 09/25/36(3)(4)	138,028	127,465

Total Asset Backed Securities
(cost $14,019,534)		13,860,671

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(5)(6)(7)(11)(15)(17) (cost $140,000)	140,000	112,000

U.S. CORPORATE BONDS & NOTES - 47.2%
Advertising Services - 0.1%

Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	453,000	462,060

Aerospace/Defense - 0.2%

Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	1,005,000	989,925

Agricultural Chemicals - 0.0%

Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	30,000	30,383

Airlines - 1.0%

Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	166,180	169,503
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	29,437	29,437
Delta Air Lines, Inc. Pass Through Certs. 6.82% due 02/10/24	1,264,046	1,232,445
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	1,605,000	1,645,125
Delta Air Lines, Inc. Senior Sec. Notes 12.25% due 03/15/15*	175,000	181,563
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	950,000	1,016,500

		4,274,573

Applications Software - 0.1%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	250,000	261,875

Auto-Heavy Duty Trucks - 0.2%

Navistar International Corp. Senior Notes 8.25% due 11/01/21	915,000	915,000

Auto/Truck Parts & Equipment-Original - 0.4%

Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	930,000	916,050
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	950,000	928,625

		1,844,675

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Escrow Notes 10.00% due 04/15/05†(5)(7)	150,000	0

Banks-Commercial - 0.4%

Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(2)	168,000	153,621
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	1,028,138	927,895
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	57,134
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	167,000	165,386
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	238,000	257,664

		1,561,700

Banks-Fiduciary - 0.1%

State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/15/37(2)	454,000	336,325

Banks-Super Regional - 1.1%

BAC Capital Trust XIII Ltd. Guar. Notes 0.66% due 03/15/12(2)(9)	575,000	336,946
BAC Capital Trust XV Ltd. Guar. Notes 1.05% due 06/01/56(2)	160,000	96,897
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/67(2)	945,000	756,000
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	93,000	97,462
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	130,000	138,875
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	135,000	136,465
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	28,000	25,276
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(2)(9)	373,000	290,940
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(2)(9)	3,325,000	2,626,750
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(2)(9)	150,000	151,875
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	146,000	157,112

		4,814,598

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	860,000	851,400

Brewery - 0.0%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.00% due 04/15/20*	168,000	170,467

Broadcast Services/Program - 0.5%

Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	525,000	388,500
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	270,000	269,791
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	280,000	281,878
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	562,000	551,462
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	550,000	544,500

		2,036,131

Building & Construction Products-Misc. - 0.1%

Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	400,000	404,000

Building Products-Cement - 0.0%

Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	110,000	100,375

Building-Residential/Commercial - 0.4%

Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/16	775,000	709,125
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	800,000	736,000
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	175,000	167,562

		1,612,687

Cable/Satellite TV - 1.4%

Cablevision Systems Corp. Senior Notes 7.75% due 04/15/18	50,000	48,875
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	150,000	147,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18*	200,000	196,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20*	530,000	524,700
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	530,000	579,025
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	108,000	116,781
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	800,000	882,246
COX Communications, Inc. Notes 7.13% due 10/01/12	125,000	139,138

CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	750,000	781,875
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	135,000	139,219
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	135,000	145,800
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	855,000	859,275
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	1,025,000	1,004,500
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	403,000	437,906

		6,003,340

Capacitors - 0.2%

Kemet Corp. Sec. Notes 10.50% due 05/01/18*	725,000	715,938

Casino Hotels - 0.8%

Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(7)(10)	362,426	306,250
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(5)(7)	250,000	215,575
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	935,000	979,412
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	350,000	306,250
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	925,000	1,003,625
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	345,000	343,275

		3,154,387

Casino Services - 0.4%

FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	420,000	480,900
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	1,000,000	985,000

		1,465,900

Cellular Telecom - 0.6%

Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	815,000	835,375
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	881,000	907,430
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	750,000	706,875

		2,449,680

Chemicals-Diversified - 0.6%

LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*	225,000	228,938
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	875,000	833,437
Olin Corp. Senior Notes 8.88% due 08/15/19	500,000	532,500
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	1,020,000	1,014,900
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	99,000	85,140

		2,694,915

Chemicals-Plastics - 0.4%

Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	1,850,000	1,711,250

Circuit Boards - 0.1%

Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	310,000	341,388

Coal - 0.7%

Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	825,000	841,500
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	225,000	228,656
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	830,000	847,638
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	510,000	507,450
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	475,000	465,500

		2,890,744

Commercial Services - 0.2%

Ceridian Corp. Senior Notes 11.25% due 11/15/15	825,000	784,781

Computer Services - 0.6%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	156,000	163,564
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	670,000	711,037
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	1,681,000	1,697,810

		2,572,411

Computers - 0.1%

International Business Machines Corp. Senior Notes 6.22% due 08/01/27	280,000	313,159

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	56,000	57,747

Consulting Services - 0.2%

FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	955,000	943,062

Containers-Metal/Glass - 0.5%

Ball Corp. Company Guar. Notes 6.63% due 03/15/18	249,000	243,398
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	1,355,000	1,371,937
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	640,000	563,200

		2,178,535

Containers-Paper/Plastic - 0.4%

Berry Plastics Corp. Senior Sec. Notes 8.25% due 11/15/15	325,000	318,500
Berry Plastics Corp. Senior Sec. Notes 8.88% due 09/15/14	350,000	329,000
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*	675,000	604,125
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	400,000	416,000

		1,667,625

Cosmetics & Toiletries - 0.3%

Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	1,100,000	1,119,250

Data Processing/Management - 0.3%

First Data Corp. Company Guar. Notes 9.88% due 09/24/15	1,075,000	865,375
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(10)	650,000	502,125

		1,367,500

Decision Support Software - 0.2%

Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	895,000	839,063

Direct Marketing - 0.2%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	901,000	639,710

Distribution/Wholesale - 0.4%

American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	1,025,000	1,012,187
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	825,000	800,250

		1,812,437

Diversified Banking Institutions - 2.5%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17	6,000	5,854
Bank of America Corp. Senior Notes 5.65% due 05/01/18	203,000	204,168
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	50,790
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(2)(9)	3,045,000	2,927,280
Bank of America Corp. Jr. Sub. Notes 8.13% due 05/15/18(2)(9)	1,005,000	966,147
Citigroup, Inc. Senior Notes 4.75% due 05/19/15	135,000	133,334
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	145,000	143,367
Citigroup, Inc. Senior Notes 5.30% due 01/07/16	65,000	64,514
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	140,000	135,428

Citigroup, Inc. Senior Notes 5.85% due 07/02/13	500,000	523,703
Citigroup, Inc. 5.85% due 08/02/16	153,000	155,572
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	140,000	118,629
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	453,000	478,669
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	2,000,000	1,820,000
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	925,000	928,469
Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	144,000	146,534
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	162,000	161,613
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(2)(9)	150,000	152,587
Morgan Stanley Senior Notes 5.38% due 10/15/15	518,000	511,115
Morgan Stanley Senior Notes 5.63% due 09/23/19	390,000	372,718
Morgan Stanley Senior Notes 6.00% due 04/28/15	224,000	230,995
The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13	125,000	128,367
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	143,000	133,885

		10,493,738

Diversified Financial Services - 1.4%

CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	345,712	354,355
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	1,508,997	1,546,722
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(2)	2,895,000	2,764,725
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	270,000	272,710
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	162,000	151,626

General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	740,000	714,383

		5,804,521

Diversified Manufacturing Operations - 0.4%

General Electric Co. Senior Notes 5.25% due 12/06/17	85,000	90,991
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	1,075,000	959,437
SPX Corp. Senior Notes 7.63% due 12/15/14	500,000	508,750

		1,559,178

Electric-Generation - 1.0%

Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	364,000	358,386
Edison Mission Energy Senior Notes 7.00% due 05/15/17	450,000	304,313
Edison Mission Energy Senior Notes 7.63% due 05/15/27	370,000	233,100
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	227,500	216,125
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	247,519	246,282
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	518,145	539,518
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	300,000	313,875
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	910,794	935,486
The AES Corp. Senior Notes 8.00% due 10/15/17	815,000	800,737
The AES Corp. Senior Notes 8.00% due 06/01/20	400,000	388,000

		4,335,822

Electric-Integrated - 1.0%

Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	196,000	195,936

CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	208,000	237,517
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	336,000	364,089
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	130,000	151,036
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	130,000	133,138
Georgia Power Co. Senior Notes 5.40% due 06/01/40	280,000	273,018
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	680,000	622,200
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	237,050	247,124
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	345,000	374,683
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(5)(6)(7)	725,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	1,480,000	991,600
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 11.25% due 11/01/16(11)	636,346	413,625

		4,003,966

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	950,000	971,375

Electronic Components-Semiconductors - 0.6%

Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	815,000	854,731
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	1,255,000	1,245,588
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	450,000	465,750

		2,566,069

Energy-Alternate Sources - 0.2%

Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	925,000	931,937

Enterprise Software/Service - 0.4%

JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*	625,000	632,812

Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	850,000	852,125

		1,484,937

Finance-Auto Loans - 0.5%

Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	2,270,000	2,274,408

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	260,000	268,849

Finance-Investment Banker/Broker - 0.3%

JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(2)	65,000	47,976
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 0.00% due 05/31/12†(2)(9)(16)(17)	101,000	10
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(16)(17)	97,000	20,127
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(16)(17)	111,000	139
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(16)(17)	143,000	179
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	793,000	802,700
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	435,000	441,586

		1,312,717

Finance-Other Services - 0.2%

SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	840,000	808,500

Firearms & Ammunition - 0.2%

Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	986,000	1,015,580

Food-Meat Products - 0.2%

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	725,000	776,203

Food-Misc. - 0.2%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	414,000	439,497
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	208,000	237,350

		676,847

Food-Retail - 0.2%

Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	149,000	165,051
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	400,000	408,500
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	200,000	197,000

		770,551

Forestry - 0.3%

Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	1,130,000	1,100,837

Funeral Services & Related Items - 0.6%

Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,225,000	1,188,250
Service Corp. International Senior Notes 8.00% due 11/15/21	1,175,000	1,180,875

		2,369,125

Gambling (Non-Hotel) - 0.3%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,200,000	1,068,000
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	589,000	376,960

		1,444,960

Gas-Distribution - 0.1%

MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(5)(7)	104,000	91,520
SEMCO Energy, Inc. Senior Sec. Notes 5.15% due 04/21/20*	108,000	112,643
Sempra Energy Senior Notes 6.50% due 06/01/16	186,000	212,525

		416,688

Gas-Transportation - 0.4%

Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	435,000	400,200

Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	1,455,000	1,207,650

		1,607,850

Hazardous Waste Disposal - 0.3%

Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	1,060,000	1,086,500

Home Furnishings - 0.1%

Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	550,000	577,500

Human Resources - 0.0%

Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	139,000	144,908

Independent Power Producers - 1.0%

Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(7)	1,615,000	0
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,050,000	1,824,500
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	700,000	427,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,115,000	1,078,762
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	950,000	878,750

		4,209,012

Insurance-Life/Health - 0.6%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	145,000	148,892
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(2)	1,900,000	1,558,000
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	196,369
Principal Life Income Funding Trusts Senior Sec. Notes 0.55% due 11/08/13(2)	213,000	209,607
Protective Life Corp. Senior Notes 8.45% due 10/15/39	396,000	412,688

		2,525,556

Insurance-Multi-line - 0.3%

Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	150,000	144,559

Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	145,000	156,097
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	130,000	126,207
MetLife, Inc. Senior Notes 6.75% due 06/01/16	250,000	280,147
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	280,000	285,749
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	280,000	315,535

		1,308,294

Insurance-Mutual - 0.5%

Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	135,000	139,297
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	182,000	157,612
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	295,000	244,850
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(2)	1,415,000	1,514,050

		2,055,809

Insurance-Reinsurance - 0.0%

Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	182,000	175,013

Medical Instruments - 0.3%

Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	1,350,000	1,306,799

Medical Products - 0.0%

CareFusion Corp. Senior Notes 4.13% due 08/01/12	145,000	151,166

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes 5.85% due 06/01/17	240,000	272,873
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	200,000	207,750

		480,623

Medical-Drugs - 0.3%

Abbott Laboratories Senior Notes 5.30% due 05/27/40	140,000	137,522

Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	1,290,000	1,319,025

		1,456,547

Medical-Generic Drugs - 0.2%

Mylan, Inc. Senior Notes 7.88% due 07/15/20*	975,000	976,219

Medical-HMO - 0.0%

UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	145,000	149,170

Medical-Hospitals - 1.6%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,595,000	1,632,881
HCA, Inc. Senior Notes 7.50% due 11/15/95	1,850,000	1,433,750
HCA, Inc. Senior Notes 8.50% due 04/15/19*	2,650,000	2,769,250
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	1,000,000	940,000

		6,775,881

Metal-Aluminum - 0.0%

Alcoa, Inc. Bonds 5.90% due 02/01/27	176,000	152,906

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	525,000	570,938

Mining Services - 0.1%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.37% due 11/15/14(2)(11)	563,622	457,943

Multimedia - 0.2%

Haights Cross Operating Co. Bonds 16.00% due 03/15/14(2)(5)(7)	57,636	56,195
NBC Universal, Inc. Notes 6.40% due 04/30/40*	384,000	398,645
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	286,000	312,259
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	87,000	105,504

		872,603

Music - 0.2%

WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16	890,000	921,150

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(5)(7)(15)(18)	75,000	0

Non-Hazardous Waste Disposal - 0.5%

Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	435,000	467,081
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14*	525,000	551,250
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	235,000	245,728
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	240,000	246,000
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*	650,000	666,250

		2,176,309

Oil Companies-Exploration & Production - 2.3%

Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	680,000	720,800
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	575,000	500,250
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	80,000	74,400
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	780,000	776,100
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	985,000	896,350
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	685,000	686,712
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	275,000	277,750
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	325,000	351,812
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	490,000	519,400
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	670,000	653,250

Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	200,000	203,000
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	251,000	264,862
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	1,850,000	1,831,500
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	250,000	243,438
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	325,000	337,188
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	225,000	219,375
Quicksilver Resources, Inc. Senior Notes 9.13% due 08/15/19	150,000	150,375
SandRidge Energy, Inc. Company Guar. Notes 8.75% due 01/15/20*	455,000	411,775
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	446,000	517,748
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	240,000	281,496

		9,917,581

Oil Companies-Integrated - 0.1%

Hess Corp. Senior Notes 7.88% due 10/01/29	330,000	403,647

Oil Refining & Marketing - 0.1%

Valero Energy Corp. Senior Notes 6.13% due 06/15/17	135,000	141,474
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	225,000	204,750

		346,224

Oil-Field Services - 0.3%

Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	685,000	743,225
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	500,000	490,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	51,162	51,653

		1,284,878

Paper & Related Products - 1.1%

Boise Paper Holdings LLC Company Guar. Notes 8.00% due 04/01/20*	880,000	886,600
Boise Paper Holdings LLC Senior Notes 9.00% due 11/01/17*	75,000	79,219
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(5)(7)(11)	95,776	93,860
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	400,000	430,000
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	1,010,000	1,004,950
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	1,840,000	1,798,600
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 9.13% due 08/01/14	125,000	118,125
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	300,000	320,250

		4,731,604

Pharmacy Services - 0.1%

BioScrip, Inc. Senior Notes 10.25% due 10/01/15*	550,000	536,250

Photo Equipment & Supplies - 0.2%

Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	1,040,000	1,019,200

Physicians Practice Management - 0.6%

US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	2,515,000	2,537,006

Pipelines - 1.0%

Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	600,000	570,000
Crosstex Energy/Crosstex Energy Finance Corp. Senior Notes 8.88% due 02/15/18*	450,000	443,250
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	580,000	581,512
El Paso Corp. Senior Notes 12.00% due 12/12/13	100,000	114,500
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	212,000	211,459
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	300,000	301,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	365,000	368,650
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	94,000	98,048
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	260,000	278,244
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	400,000	416,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	350,000	350,000
Williams Partners LP Senior Notes 7.50% due 06/15/11	363,000	382,434

		4,115,597

Printing-Commercial - 0.7%

Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18	900,000	875,250
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	1,800,000	1,863,000

		2,738,250

Private Corrections - 0.2%

Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	700,000	722,750

Publishing-Books - 0.2%

TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	990,000	898,425

Publishing-Newspapers - 0.1%

Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*	275,000	288,750
Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*	175,000	183,313

		472,063

Radio - 0.2%

Salem Communications Corp. Senior Sec. Notes 9.63% due 12/15/16	650,000	658,125

Real Estate Investment Trusts - 0.3%

Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	134,000	132,253
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	925,000	934,250
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	65,000	67,473

		1,133,976

Real Estate Management/Services - 0.1%

CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	525,000	585,375

Real Estate Operations & Development - 0.1%

Country Garden Holdings Co. Senior Notes 11.75% due 09/10/14*	300,000	306,000

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(11)(16)(17)	1,625,000	8,531

Rental Auto/Equipment - 0.5%

Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18*	650,000	650,000
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	1,470,000	1,392,825

		2,042,825

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	350,000	266,000

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	470,000	408,900
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	210,000	223,650
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	75,000	74,625

		707,175

Retail-Drug Store - 0.4%

CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	123,413	140,015

Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	975,000	992,062
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	350,000	357,000

		1,489,077

Retail-Major Department Stores - 0.0%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	150,000	157,500

Retail-Music Store - 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(5)(6)(7)(10)(15)(17)	15,273	305

Retail-Petroleum Products - 0.2%

Ferrellgas LP Senior Notes 6.75% due 05/01/14	400,000	390,000
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	515,000	520,150

		910,150

Retail-Regional Department Stores - 0.5%

JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	214,000	211,860
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	360,000	360,900
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	225,000	211,500
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	440,000	424,600
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	915,000	871,537

		2,080,397

Retail-Restaurants - 0.4%

Games Merger Corp. Senior Notes 11.00% due 06/01/18*	250,000	246,250
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15	870,000	901,537
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	450,000	464,625

		1,612,412

Retail-Toy Stores - 0.3%

Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	1,200,000	1,239,000

Rubber-Tires - 0.4%

The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	1,580,000	1,674,800

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(7)(15)(18)	25,000	0

Satellite Telecom - 0.0%

Intelsat Corp. Senior Notes 9.25% due 06/15/16	45,000	46,125

Savings & Loans/Thrifts - 0.0%

Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	140,000	138,799

Seismic Data Collection - 0.3%

Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	745,000	620,212
Global Geophysical Services, Inc. Company Guar. Notes 10.50% due 05/01/17*	350,000	336,000
Seitel, Inc. Senior Notes 9.75% due 02/15/14	185,000	151,700

		1,107,912

Special Purpose Entities - 0.8%

Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	775,000	833,125
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	418,000	430,899
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	715,000	514,800
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	375,000	362,813
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(2)(9)	550,000	420,750
Local TV Finance LLC Senior Notes 10.00% due 06/15/15*(11)	260,808	208,646
New Communications Holdings, Inc. Senior Notes 7.88% due 04/15/15*	50,000	49,625
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	250,000	247,500

New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	250,000	246,250
New Communications Holdings, Inc. Senior Notes 8.75% due 04/15/22*	50,000	49,125
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	106,796
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	63,000	67,939

		3,538,268

Steel-Producers - 0.8%

Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15(4)	450,000	457,875
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	750,000	723,750
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	1,160,000	1,157,100
United States Steel Corp. Senior Notes 7.38% due 04/01/20	950,000	928,625

		3,267,350

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	645,000	656,288

Telecom Services - 0.9%

Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	18,625
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	93,125
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	250,000	186,250
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	1,120,000	1,086,400
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	425,000	419,688
Qwest Corp. Senior Notes 8.88% due 03/15/12	600,000	641,250
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	1,225,000	1,277,062

		3,722,400

Telephone-Integrated - 0.8%

AT&T, Inc. Senior Notes 6.55% due 02/15/39	140,000	151,641
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	625,000	612,500
Level 3 Financing, Inc. Company Guar. Notes 10.00% due 02/01/18*	700,000	616,000
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	105,000	103,425
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	120,000	118,200
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	175,000	175,438
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	975,000	810,469
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	525,000	500,062
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	125,000	132,122
Windstream Corp. Bonds 7.88% due 11/01/17	250,000	235,625

		3,455,482

Television - 0.3%

Allbritton Communications Co. Senior Notes 8.00% due 05/15/18*	225,000	212,625
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(11)	63,440	37,192
CBS Corp. Company Guar. Notes 5.75% due 04/15/20	189,000	192,974
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	152,000	166,754
Paxson Communications Corp. Senior Sec. Notes 0.00% due 01/15/13†*(2)(5)(7)(11)(16)(17)	895,500	0
Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(11)	980,187	831,934
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(16)(17)	230,000	460
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(16)(17)	510,000	1,020

		1,442,959

Theaters - 0.1%

AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	400,000	404,000

Transport-Air Freight - 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	94,836	90,094
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	401,413	377,328
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	434,954	369,711
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	508,351	493,101

		1,330,234

Transport-Equipment & Leasing - 0.1%

GATX Corp. Notes 4.75% due 10/01/12	199,000	208,420
GATX Corp. Senior Notes 4.75% due 05/15/15	125,000	128,396

		336,816

Transport-Marine - 0.1%

Overseas Shipholding Group, Inc. Senior Notes 8.13% due 03/30/18	350,000	345,625

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	140,000	140,598

Transport-Services - 0.2%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	1,055,000	1,023,350

Web Hosting/Design - 0.2%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	925,000	938,875

Wire & Cable Products - 0.1%

Coleman Cable, Inc. Senior Notes 9.00% due 02/15/18*	550,000	537,625

Wireless Equipment - 0.2%

Motorola, Inc. Senior Notes 5.38% due 11/15/12	297,000	312,753
Motorola, Inc. Debentures 6.50% due 09/01/25	308,000	307,312

		620,065

Total U.S. Corporate Bonds & Notes (cost $201,678,266)		199,562,394

FOREIGN CORPORATE BONDS & NOTES - 7.5%
Banks-Commercial - 0.8%

ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	329,000	330,563
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	140,000	154,411
ATF Bank JSC Bank Guar. Notes 9.25% due 02/21/14	400,000	404,000
Banco ABC Brasil SA Bonds 7.88% due 04/08/20*	430,000	404,200
Banco Industrial e Comercial SA Sub. Notes 8.50% due 04/27/20*	450,000	437,625
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(2)(9)	225,000	177,750
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(2)(9)	124,000	95,480
BNP Paribas Sub. Notes 4.80% due 06/24/15*	135,000	140,825
BOM Capital PLC Senior Notes 6.70% due 03/11/15*	470,000	447,675
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	135,000	131,984
Groupe BPCE Notes 4.16% due 06/30/10(2)(9)	78,000	52,085
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(2)(9)	120,000	123,600
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	132,000	131,205
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(2)(9)	570,000	393,300

		3,424,703

Banks-Money Center - 0.1%

Bank of Scotland PLC Senior Sub. Notes 0.69% due 11/30/10(2)(9)	310,000	144,150
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	140,000	133,790

		277,940

Building & Construction Products-Misc. - 0.2%

Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*	440,000	429,000
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*	330,000	331,650

		760,650

Building Products-Cement - 0.1%

Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*	330,000	321,750

Cellular Telecom - 0.1%

America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	135,000	129,793
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	130,000	134,792

		264,585

Chemicals-Plastics - 0.2%

Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	925,000	832,500

Coal - 0.1%

Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*	580,000	603,200

Computers-Memory Devices - 0.3%

Seagate HDD Senior Notes 6.88% due 05/01/20*	225,000	213,750
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	960,000	943,200

		1,156,950

Diversified Banking Institutions - 0.1%

Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(2)(9)	111,000	78,810
Natixis Sub. Notes 0.55% due 01/15/19(2)	100,000	86,515

Royal Bank of Scotland Group PLC Bonds 7.64% due 09/29/17†(2)(9)(20)	725,000	409,625

574,950

Diversified Financial Services - 0.1%

TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	320,000	326,400

Diversified Minerals - 0.1%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	270,000	296,033

Diversified Operations - 0.1%

Kuwait Projects Co. Senior Notes 8.88% due 10/17/16	320,000	329,014

Electric-Distribution - 0.1%

Majapahit Holding BV Company Guar. Notes 7.75% due 01/20/20*	328,000	345,220

Electric-Integrated - 0.2%

EDF SA Notes 5.50% due 01/26/14*	251,000	277,861
EDF SA Senior Notes 5.60% due 01/27/40*	200,000	197,808
TransAlta Corp. Notes 5.75% due 12/15/13	174,000	190,894

		666,563

Finance-Other Services - 0.1%

BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	135,000	136,679
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15*	440,000	392,700

		529,379

Food-Meat Products - 0.1%

BFF International, Ltd. Company Guar. Notes 7.25% due 01/28/20*	405,000	401,967

Gas-Distribution - 0.1%

Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*	215,000	230,050

Hotel/Motels - 0.0%

Grupo Posadas SAB de CV Company Guar. Notes 9.25% due 01/15/15*	128,000	128,640

Import/Export - 0.3%

Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*	420,000	390,600

Marfrig Overseas, Ltd. Company Guar. Bonds 9.63% due 11/16/16	315,000	303,157
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19*	530,000	520,636

		1,214,393

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(7)(16)(19)	175,000	175

Insurance-Multi-line - 0.1%

Aegon NV Sub. Notes 3.89% due 07/15/14(2)(9)	62,000	37,742
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	219,000	230,696
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	142,000	142,593

		411,031

Insurance-Reinsurance - 0.0%

Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	135,000	125,232

Metal-Diversified - 0.1%

Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	196,000	211,842
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	177,000	193,229

		405,071

Multimedia - 0.0%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	125,000	120,313

Oil Companies-Exploration & Production - 0.8%

Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15*	420,000	404,250
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	945,000	737,100
Gaz Capital SA Bonds 8.15% due 04/11/18	390,000	411,489
KazMunaiGaz Finance Sub BV Notes 7.00% due 05/05/20*	200,000	192,500
KazMunaiGaz Finance Sub BV Company Guar. Notes 11.75% due 01/23/15*	250,000	297,500

Nexen, Inc. Senior Notes 5.88% due 03/10/35	193,000	181,107
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	1,215,000	1,032,750

OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	235,000	200,925

		3,457,621

Oil Companies-Integrated - 0.4%

Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19*	260,000	260,064
Petroleos De Venezuela S.A. Bonds 5.25% due 04/12/17	470,000	258,500
Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*	500,000	547,500
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	387,000	470,069

		1,536,133

Paper & Related Products - 0.1%

Cascades, Inc. Senior Notes 7.75% due 12/15/17*	300,000	289,500
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	298,375

		587,875

Pastoral & Agricultural - 0.1%

MHP SA Notes 10.25% due 04/29/15*	490,000	506,483

Pipelines - 0.1%

TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	280,000	277,638

Printing-Commercial - 0.0%

Quebecor World Capital Corp. Escrow Notes 6.50% due 03/15/16†(5)(7)	800,000	0

Real Estate Operations & Development - 0.4%

Agile Property Holdings, Ltd. Senior Notes 8.88% due 04/28/17*	660,000	613,800
Agile Property Holdings, Ltd. Senior Notes 10.00% due 11/14/16*	460,000	464,600
Atlantic Finance Ltd. Company Guar. Notes 8.75% due 05/27/14	320,000	329,984
Country Garden Holdings Co. Senior Notes 11.25% due 04/22/17*	345,000	320,850

		1,729,234

Satellite Telecom - 0.8%

Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(8)	2,245,000	2,278,675
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,000,000	1,005,000
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	275,000	277,750

		3,561,425

Special Purpose Entities - 0.3%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	150,000	147,424
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	326,000	320,402
Hellas Telecommunications Luxembourg II Sub. Notes 0.00% due 01/15/15†*(2)(16)(17)	560,000	16,800
LBG Capital No.1 PLC Bank Guar. Notes 8.00% due 06/15/20*(2)(5)(9)	850,000	671,500
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(2)(9)	121,000	114,585

		1,270,711

Steel-Producers - 0.4%

Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	925,000	948,125
Evraz Group SA Notes 8.88% due 04/24/13	300,000	299,625
Metinvest BV Company Guar. Notes 10.25% due 05/20/15*	420,000	390,637

		1,638,387

SupraNational Banks - 0.0%

Asian Development Bank Bonds 5.82% due 06/16/28	112,000	123,930

Telephone-Integrated - 0.3%

British Telecommunications PLC Bonds 9.63% due 12/15/30	170,000	212,437
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	423,000	422,657
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(2)	135,000	130,543
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	368,000	355,000

Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11		125,000	130,455
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15		136,000	147,172

			1,398,264

Transport-Marine - 0.1%

BW Group, Ltd. Notes 6.63% due 06/28/17		450,000	402,750

Transport-Rail - 0.2%

Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		300,000	334,564
Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18*		555,000	554,306

			888,870

Warehousing & Harbor Transportation Services - 0.1%

DP World, Ltd. Notes 6.85% due 07/02/37		620,000	482,050

Total Foreign Corporate Bonds & Notes (cost $31,988,903)			31,608,080

FOREIGN GOVERNMENT AGENCIES - 19.7%
Sovereign - 19.7%
Dominican Republic Bonds 7.50% due 05/06/21*		330,000	325,463
Federal Republic of Brazil Notes 5.88% due 01/15/19		650,000	695,500
Federal Republic of Brazil Bonds 6.00% due 01/17/17		840,000	910,140
Federal Republic of Brazil Bonds 7.13% due 01/20/37		1,480,000	1,702,000
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,608,889	1,835,742
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,300,000	1,680,250
Federal Republic of Brazil Notes 8.75% due 02/04/25		790,000	1,052,675
Federal Republic of Brazil Bonds 8.88% due 10/14/19		670,000	864,300
Federal Republic of Brazil Notes 11.00% due 08/17/40		570,000	757,986
Federal Republic of Brazil Bonds 12.50% due 01/05/22	BRL	600,000	367,536

Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	370,000	529,662
Government of Australia Bonds 6.00% due 02/15/17	AUD	330,000	290,326
Government of Australia Bonds 6.25% due 06/15/14	AUD	920,000	812,418
Government of Canada Notes 3.00% due 06/01/14	CAD	2,270,000	2,201,547
Government of Canada Notes 4.25% due 06/01/18	CAD	800,000	822,598
Government of Canada Bonds 5.75% due 06/01/29	CAD	940,000	1,143,537
Government of Finland Bonds 4.38% due 07/04/19	EUR	480,000	667,480
Government of France Bonds 3.75% due 10/25/19	EUR	460,000	607,097
Government of Japan Bonds 2.10% due 03/20/27	JPY	183,600,000	2,081,908
Government of Poland Bonds 6.25% due 10/24/15	PLN	2,500,000	784,082
Government of United Kingdom Bonds 4.00% due 09/07/16		1,310,000	2,038,983
Kingdom of Bahrain Senior Notes 5.50% due 03/31/20*		335,000	328,185
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	25,010,000	4,342,049
Kingdom of Sweden Bonds 4.25% due 03/12/19	SEK	5,200,000	753,602
Kingdom of Sweden Bonds 5.39% due 08/12/15	SEK	13,765,000	1,964,606
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	1,790,000	1,541,143
Republic of Argentina Notes 2.50% due 12/31/38(13)		1,972,637	710,149
Republic of Argentina Bonds 8.28% due 12/31/33		2,625,357	1,693,355
Republic of Colombia Notes 7.38% due 01/27/17		270,000	309,825

Republic of Colombia Notes 7.38% due 03/18/19	657,000	757,193

Republic of Colombia Bonds 7.38% due 09/18/37	1,600,000	1,768,000
Republic of Colombia Bonds 8.13% due 05/21/24	250,000	296,250
Republic of Georgia Bonds 7.50% due 04/15/13	770,000	795,025
Republic of Indonesia Bonds 5.88% due 03/13/20*	690,000	714,150
Republic of Indonesia Bonds 6.63% due 02/17/37	1,970,000	1,979,141
Republic of Indonesia Senior Bonds 8.50% due 10/12/35	810,000	1,004,400
Republic of Indonesia Bonds 11.63% due 03/04/19	1,110,000	1,590,075
Republic of Peru Bonds 6.55% due 03/14/37	490,000	528,220
Republic of Peru Notes 7.35% due 07/21/25	1,079,000	1,262,430
Republic of Peru Bonds 8.75% due 11/21/33	380,000	502,550
Republic of Philippines Bonds 6.50% due 01/20/20	1,660,000	1,807,325
Republic of Philippines Bonds 7.75% due 01/14/31	480,000	556,176
Republic of Philippines Senior Notes 9.50% due 02/02/30	905,000	1,216,094
Republic of Philippines Notes 10.63% due 03/16/25	795,000	1,144,800
Republic of South Africa Bonds 6.88% due 05/27/19	425,000	474,406
Republic of Turkey Bonds 6.75% due 05/30/40	1,570,000	1,554,300
Republic of Turkey Notes 6.88% due 03/17/36	1,340,000	1,363,450
Republic of Turkey Bonds 7.00% due 09/26/16	465,000	517,313
Republic of Turkey Notes 7.00% due 06/05/20	810,000	891,000

Republic of Turkey Notes 7.38% due 02/05/25	1,100,000	1,226,500
Republic of Turkey Bonds 7.50% due 11/07/19	1,435,000	1,635,900
Republic of Turkey Notes 8.00% due 02/14/34	467,000	540,553
Republic of Turkey Senior Bonds 11.88% due 01/15/30	575,000	927,187
Republic of Ukraine Bonds 6.58% due 11/21/16	760,000	701,176
Republic of Uruguay Bonds 6.88% due 09/28/25	200,000	215,000
Republic of Uruguay Notes 7.63% due 03/21/36	890,000	1,001,250
Republic of Venezuela Bonds 5.75% due 02/26/16	910,000	555,100
Republic of Venezuela Bonds 7.65% due 04/21/25	360,000	198,000
Republic of Venezuela Notes 8.50% due 10/08/14	780,000	585,000
Republic of Venezuela Bonds 9.00% due 05/07/23	520,000	315,900
Republic of Venezuela Bonds 9.25% due 09/15/27	4,442,000	2,909,510
Republic of Venezuela Bonds 9.25% due 05/07/28	980,000	592,900
Russian Federation Bonds 5.00% due 04/29/20*	1,000,000	952,500
Russian Federation Senior Bonds 7.50% due 03/31/30(13)	7,199,000	8,044,882
Russian Federation Notes 12.75% due 06/24/28	190,000	317,319
State of Qatar Senior Notes 6.40% due 01/20/40*	370,000	382,950
State of Qatar Bonds 6.40% due 01/20/40	287,000	297,045
United Mexican States Notes 5.13% due 01/15/20	2,278,000	2,317,865
United Mexican States Notes 5.95% due 03/19/19	858,000	924,495

United Mexican States Notes 6.05% due 01/11/40	890,000	894,450
United Mexican States Notes 6.75% due 09/27/34	785,000	861,537
United Mexican States Bonds 7.50% due 04/08/33	340,000	404,600
United Mexican States Notes 8.13% due 12/30/19	770,000	944,790
United Mexican States Bonds 8.30% due 08/15/31	860,000	1,109,400

Total Foreign Government Agencies (cost $81,589,075)		83,392,251

MUNICIPAL BONDS & NOTES - 0.1%
Municipal Bonds - 0.1%

Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	209,000	219,101
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/57	270,000	272,063

Total Municipal Bonds & Notes (cost $479,000)		491,164

U.S. GOVERNMENT AGENCIES - 12.1%
Federal Home Loan Mtg. Corp. - 6.0%
4.13% due 07/12/10	200,000	200,884
4.50% due 02/01/20	239,343	253,080
4.50% due 08/01/20	92,573	97,886
4.50% due 03/01/23	697,658	732,250
4.50% due 01/01/39	516,244	527,809
5.00% due 09/01/18	310,826	333,801
5.00% due 07/01/20	214,936	230,151
5.00% due 05/01/34	447,097	471,006
5.00% due 02/01/35	61,970	65,284
5.00% due 07/01/35	239,049	251,421
5.00% due 10/01/35	180,814	190,173
5.00% due 11/01/35	605,542	636,884
5.00% due 03/01/38	446,987	468,840
5.00% due 03/01/39	1,631,501	1,713,650
5.00% due 08/01/39	3,631,536	3,814,101
5.35% due 12/01/35(2)	217,326	230,869
5.50% due 06/01/22	387,973	417,803
5.50% due 07/01/35	194,005	207,418
5.50% due 05/01/37	428,247	456,829
5.50% due 06/01/37	16,910	18,038
5.50% due 10/01/37	2,400,079	2,560,262
5.50% due 12/01/37	302,628	322,826
5.50% due 01/01/38	398,398	425,321
5.50% due 02/01/38	455,784	486,204
5.79% due 01/01/37(2)	169,841	181,799
5.93% due 10/01/36(2)	1,502,404	1,600,530
6.00% due 01/01/30	17,671	19,378
6.00% due 02/01/32	95,155	104,351
6.00% due 07/01/35	127,318	138,150
6.00% due 05/01/37	13,680	14,775
6.00% due 10/01/37	247,167	266,959
6.00% due 10/01/39	2,156,535	2,327,878
6.13% due 09/01/36(2)	20,154	21,604
6.50% due 07/01/29	2,797	3,094
6.50% due 12/01/35	767	840
6.50% due 02/01/36	91,045	99,691
6.50% due 11/01/37	319,607	348,758
6.88% due 09/15/10	772,000	787,195
7.00% due 06/01/29	12,775	14,284
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	280,000	294,568
Series 3317, Class PD
5.00% due 09/15/31	360,000	382,002
Series 3116, Class PD
5.00% due 10/15/34	1,310,000	1,405,356
Series 3349, Class HB
5.50% due 06/15/31	642,000	685,028
Series 2626, Class SP
6.31% due 02/15/18(2)	16,434,840	1,470,205

		25,279,235

Federal National Mtg. Assoc. - 5.0%
2.13% due 01/25/13	243,000	245,187
4.50% due 06/01/19	221,446	234,814
4.50% due 01/01/39	226,107	231,282
4.50% due 12/01/39	2,942,209	3,007,719
4.50% due 04/01/40	4,714,815	4,819,793
4.75% due 12/15/10	251,000	257,150
5.00% due 03/15/16	163,000	183,039
5.00% due 01/01/23	513,534	546,117
5.00% due 04/01/23	406,398	432,183
5.00% due 10/01/35	738,084	775,330
5.00% due 01/01/37	85,786	89,882
5.00% due 03/01/37	106,046	111,109
5.00% due 05/01/37	20,664	21,650
5.00% due 06/01/37	300,184	314,518
5.00% due 07/01/37	615,759	645,162
5.00% due 09/01/39	2,484,080	2,602,447
5.05% due 01/01/37(2)	519,420	544,293
5.50% due 03/01/18	12,147	13,111
5.50% due 11/01/22	155,739	167,469
5.50% due 01/01/29	41,241	44,411
5.50% due 05/01/29	14,701	15,799
5.50% due 06/01/34	238,581	255,579
5.50% due 09/01/36	1,441,173	1,539,346
5.50% due 11/01/36	4,985	5,324
5.50% due 11/01/36	34,694	37,057
5.50% due 04/01/37	348,663	372,013

5.50% due 03/01/38	290,610	310,073
5.50% due 03/01/38	177,990	189,910
6.00% due 02/01/32	51,967	57,030
6.00% due 10/01/34	2,082	2,271
6.00% due 10/01/34	2,164	2,361
6.00% due 07/01/37	137,752	148,675
6.00% due 08/01/37	461,612	498,216
6.00% due 10/01/37	487,010	525,628
6.50% due 12/01/31	45,876	50,884
6.50% due 02/01/35	70,516	77,158
6.50% due 07/01/36	158,185	172,588
6.50% due 11/01/37	732,876	798,462
8.50% due 08/01/31	7,157	8,315
Federal National Mtg. Assoc. REMIC
Series 2005-12, Class BE
5.00% due 11/25/30	735,000	784,883

		21,138,238

Government National Mtg. Assoc. 1.1%

5.50% due 08/15/39	1,889,336	2,031,055
6.00% due 08/15/39	2,704,018	2,929,978

		4,961,033

Total U.S. Government Agencies (cost $49,765,984)		51,378,506

U.S. GOVERNMENT TREASURIES - 3.0%
United States Treasury Bonds - 0.9%

4.38% due 02/15/38	204,000	209,547
4.38% due 11/15/39	1,722,000	1,765,050
4.50% due 05/15/38	503,000	527,285
4.50% due 08/15/39	1,112,000	1,163,083
4.63% due 02/15/40	25,000	26,695
5.25% due 11/15/28	127,000	147,062
8.13% due 08/15/19	117,000	162,530

		4,001,252

United States Treasury Notes - 2.1%

0.88% due 05/31/11	1,000,000	1,004,414
2.00% due 11/30/13	328,000	332,946
2.38% due 09/30/14	112,000	114,196
2.38% due 02/28/15	104,000	105,673
2.75% due 02/28/13	105,000	109,594
2.75% due 11/30/16	5,000	5,018
2.75% due 02/15/19	860,000	831,983
3.25% due 05/31/16	2,000,000	2,081,876
3.38% due 07/31/13	449,000	477,203
3.38% due 11/15/19	246,000	247,518
3.50% due 02/15/18	234,000	243,579
3.63% due 12/31/12	400,000	426,750
3.63% due 08/15/19	52,000	53,418
3.63% due 02/15/20	1,359,000	1,393,930
3.88% due 05/15/18	57,000	60,616
4.00% due 02/15/15	500,000	544,414
4.25% due 08/15/15	90,000	99,134
4.50% due 11/15/15	536,000	598,435
4.63% due 11/15/16	130,000	145,610

		8,876,307

Total U.S. Government Treasuries
(cost $12,595,282)		12,877,559

COMMON STOCK - 0.1%
Energy-Alternate Sources - 0.0%

VeraSun Energy Corp.†(5)(7)	50,000	0

Food-Misc. - 0.0%

Wornick Co.†(5)(6)(7)	1,722	76,698

Gambling (Non-Hotel) - 0.0%

Shreveport Gaming Holdings, Inc.†(5)(6)(7)	1,280	16,966

Gas-Distribution - 0.0%

MXEnergy Holdings, Inc.†(5)(7)	52,368	44,487

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.†(5)(6)(7)	5,372	671

Paper & Related Products - 0.1%

Caraustar Industries, Inc.†(5)(7)	43	94,619

Publishing-Periodicals - 0.0%

Haights Cross Communication, Inc.†(5)(6)(7)	5,965	24,248

Retail-Music Store - 0.0%

MTS, Inc.†(5)(6)(7)	3,863	0

Total Common Stock
(cost $413,627)		257,689

PREFERRED STOCK - 0.5%
Banks-Commercial - 0.1%

CoBank ACB
11.00%*	5,396	294,419

Banks-Super Regional - 0.0%

Wachovia Capital Trust IX
6.38%	4,350	94,221

Diversified Banking Institutions - 0.2%

Ally Financial, Inc.
7.00%*	1,265	951,517

Diversified Financial Services - 0.0%

General Electric Capital Corp.
4.50%(8)	6,436	160,321

Finance-Investment Banker/Broker - 0.1%

JPMorgan Chase Capital XXIX
6.70%	13,680	318,197

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp.
0.00%(2)	5,100	5,355

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities
3.00%(2)	9,200	175,720

Total Preferred Stock
(cost $2,223,226)		1,999,750

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc.
Expires 12/15/10
(Strike Price $4.31)†(5)	6,905	0

Publishing-Periodicals - 0.0%
The Reader’s Digest Association, Inc.
Expires 02/19/14†(5)	3,043	0

Total Warrants
(cost $22,141)		0

Total Long-Term Investment Securities
(cost $394,915,038)		395,540,064

REPURCHASE AGREEMENTS - 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $24,632,027 and collateralized by $24,905,000 of United States Treasury Notes, bearing interest at 2.50%, due 04/30/15 and having an approximate value of $25,373,214	$24,632,000	24,632,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/28/10, to be repurchased 06/01/10 in the amount of $214,000 and collateralized by $220,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $224,510	214,000	214,000

Total Repurchase Agreements
(cost $24,846,000)		24,846,000

TOTAL INVESTMENTS
(cost $419,761,038) (14)	99.4%	420,386,064
Other assets less liabilities	0.6	2,466,379

NET ASSETS	100.0%	$422,852,443

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2010, the aggregate value of these securities was $79,369,929 representing 18.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2010.
(3)	Collateralized Mortgage Obligation
(4)	Variable Rate Security - the rate reflected is as of May 31, 2010, maturity date reflects the stated maturity date.
(5)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2010, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	0	$671	$0.12	0.00%

Haights Cross Communication, Inc. Common Stock	03/26/10	2,983	23,474
	03/26/10	1,491	11,737
	03/26/10	1,491	11,737

		5,965	46,948	24,248	4.07	0.00

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/11/05	$125,000	125,000
	02/15/08	5,000	5,000
	09/11/08	5,000	5,000
	02/15/09	5,000	5,000

		140,000	140,000	112,000	80.00	0.03

MTS, Inc. Senior Notes 10.00% due 03/15/09	03/16/04	12,337	44,410
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		15,273	45,634	305	2.00	0.00

MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00

Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	257	5,885
	07/29/05	1,023	23,552

		1,280	29,437	16,966	13.25	0.00

Southern Energy, Inc. Notes 7.90% due 07/15/09	01/10/06	725,000	0	0	0.00	0.00

Wornick Co. Common Stock	08/08/08	1,722	225,265	76,698	44.54	0.02

				$230,888		0.05%

(7)	Illiquid security. At May 31, 2010, the aggregate value of these securities was $1,133,569 representing 0.3% of net assets.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)	Income may be received in cash or additional bonds at the discretion of the issuer.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is of May 31, 2010.
(14)	See Note 5 for cost of investments on a tax basis.
(15)	Bond is in default and did not pay principal at maturity.
(16)	Bond in default
(17)	Company has filed Chapter 11 bankruptcy protection.
(18)	Company has filed Chapter 7 bankruptcy protection.
(19)	Company has filed bankruptcy in country of issuance.
(20)	Effective April 30, 2010, interest payments were suspended for twenty-four months according to an agreement with the European Commission.

REMIC—Real Estate Mortgage Investment Conduit

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro Dollar

JPY—Japanese Yen

NOK—Norwegian Krone

PLN—Polish Zloty

SEK—Swedish Krona

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$13,860,671	$—	$13,860,671
Convertible Bonds & Notes	—	—	112,000	112,000
U.S. Corporate Bonds & Notes	—	196,343,320	3,219,074	199,562,394
Foreign Corporate Bonds & Notes	—	30,936,580	671,500	31,608,080
Foreign Government Agencies	—	83,392,251	—	83,392,251
Municipal Bonds & Notes	—	491,164	—	491,164
U.S. Government Agencies	—	51,378,506	—	51,378,506
U.S. Government Treasuries	—	12,877,559	—	12,877,559
Common Stock	—	—	257,689	257,689
Preferred Stock	753,814	1,245,936	—	1,999,750
Warrants	—	—	0	0
Repurchase Agreements	—	24,846,000	—	24,846,000

Total	$753,814	$415,371,987	$4,260,263	$420,386,064

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants

Balance as of 8/31/2009	$49,000	$3,125,234	$—	$177,128	$0
Accrued discounts/premiums	—	4,037	25	—	—
Realized gain(loss)	—	(607,426)	—	—	—
Change in unrealized appreciation(depreciation)	63,000	1,097,245	(97,775)	(78,364)	—
Net purchases(sales)	—	(426,881)	769,250	158,925	0
Transfers in and/or out of Level 3	—	26,865	—	—	—

Balance as of 5/31/2010	$112,000	$3,219,074	$671,500	$257,689	$0

See Notes to Portfolio of Investments

NOTES TO SCHEDULE OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

On May 31, 2010, the New York Stock Exchange was closed for the Memorial Day Holiday, however, certain foreign markets were open. As a result, the Funds’ priced securities that traded on the open foreign markets at the closing price of the applicable market and the remaining securities were valued at their applicable closing or fair value prices on May 28, 2010, the last day in the reporting period that the Funds were open.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the

Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, adjusted quoted prices in active markets, referenced indices, quoted prices in inactive markets adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ net assets as of May 31, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2 — Derivative Instruments

The following tables present the value of derivatives held as of May 31, 2010, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of May 31, 2010, please refer to the Portfolio of Investments.

	Small Cap Value Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts	$—	$43,920
Futures contracts (variation margin)(2)(3)

Total	$—	$43,920

	Socially Responsible Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts	$—	$171,980
Futures contracts (variation margin)(4)(5)

Total	$—	$171,980

(1)	The Fund’s derivative contracts held during the period ended May 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $12,544.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($101,967) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for equity futures contracts was $21,039.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($705,782) as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of May 31, 2010, none of the Funds had open forward contracts which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the schedule following the Fund’s Portfolio of Investments. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of May 31, 2010, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Structured Securities. Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of May 31, 2010, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to counterparty risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Note 3 — Repurchase Agreements

As of May 31, 2010, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Small Cap Value	3.91%	$9,187,000
Socially Responsible	4.72%	11,101,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated May 28, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $235,082,000, a repurchase price of $235,082,261, and maturity date of June 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Note	1.38%	05/15/13	$240,000,000	$240,600,000

As of May 31, 2010, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	14.43%	$28,850,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated May 28, 2010, bearing interest at a rate of 0.17% per annum, with a principal amount of $200,000,000, a repurchase price of 200,003,778 and maturity date of June 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.38%	04/15/32	$129,936,400	$204,000,148

Note 4 — Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended May 31, 2010, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VCI and VC II Funds*	$3,366,461	$321,851
Conservative Growth Lifestyle	Various VCI and VC II Funds*	2,822,881	68,261
Moderate Growth Lifestyle	Various VCI and VC II Funds*	6,075,348	323,631
Large Cap Value	VALIC Co. I Money Market Fund	120	—

Fund	Security	Market Value at 08/31/09	Cost of Purchases +	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at May 31, 2010
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$93,779,196	$59,064,278	$39,296,285	$5,608,501	$(1,429,326)	$117,726,364
Conservative Growth Lifestyle	Various VC I and VC II Funds*	57,736,775	37,485,111	22,067,269	3,246,756	(1,241,825)	75,159,548
Moderate Growth Lifestyle	Various VC I and VC II Funds*	141,931,692	78,514,799	44,853,560	8,516,306	(2,998,311)	181,110,926
Large Cap Value	VALIC Co. I Money Market Fund	958,928	11,774,295	11,174,599	—	—	1,558,624

*	See Portfolio of Investments for details.
+	Includes reinvestment of distributions paid.

Note 5 — Federal Income Taxes

As of May 31, 2010, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$141,449,223	$13,358,914	$(37,081,773)	$(23,722,859)
Capital Appreciation	41,159,373	5,278,006	(3,441,955)	1,836,051
Conservative Growth Lifestyle	76,855,118	6,527,202	(8,222,772)	(1,695,570)
Core Bond	211,611,641	5,861,367	(3,370,314)	2,491,053
High Yield Bond	249,732,733	12,869,582	(15,309,845)	(2,440,263)
International Small Cap Equity	546,124,293	49,412,546	(57,832,436)	(8,419,890)
Large Cap Value	163,736,621	8,960,095	(17,069,858)	(8,109,763)
Mid Cap Growth	160,242,975	28,161,068	(8,004,322)	20,156,746
Mid Cap Value	474,188,612	62,929,481	(31,995,820)	30,933,661
Moderate Growth Lifestyle	186,434,161	21,258,919	(26,582,154)	(5,323,235)
Money Market	221,568,310	—	—	—
Small Cap Growth	47,633,672	8,825,671	(4,754,881)	4,070,790
Small Cap Value	366,732,053	44,795,729	(24,446,588)	20,349,141
Socially Responsible	738,485,185	65,602,111	(105,166,164)	(39,564,053)
Strategic Bond	421,066,680	11,435,629	(12,116,245)	(680,616)

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 30, 2010

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 30, 2010